                                                             STAGECOACH FUNDS(R)

     Annual Report

     LifePath Funds


           LifePath Opportunity Fund
           LifePath 2010(TM) Fund
           LifePath 2020(TM) Fund
           LifePath 2030(TM) Fund
           LifePath 2040(TM) Fund


February 28, 1999

LifePath Funds                                               Table of Contents
------------------------------------------------------------------------------

Letter to Shareholders ...................................................   1

Investment Advisor Commentary and
Performance at a Glance
    Performance Summary ..................................................   4
    Portfolio Review .....................................................   8
    Strategic Outlook ....................................................  10

LifePath Funds
    Statement of Assets and Liabilities ..................................  12
    Statement of Operations ..............................................  14
    Statements of Changes in Net Assets ..................................  16
    Financial Highlights .................................................  20

Notes to Financial Statements
    Significant Accounting Policies ......................................  30
    Agreements and Other Transactions
        with Affiliates ..................................................  32
    Capital Share Transactions ...........................................  34
    Portfolio Securities Loaned ..........................................  38

Independent Auditors' Report .............................................  39

LifePath Master Portfolios
    Schedule of Investments ..............................................  40
    Statement of Assets and Liabilities .................................. 108
    Statement of Operations .............................................. 110
    Statements of Changes in Net Assets .................................. 112

Notes to Financial Statements
    Significant Accounting Policies ...................................... 116
    Agreements and Other Transactions
        with Affiliates .................................................. 118
    Investment Portfolio Transactions .................................... 119
    Portfolio Securities Loaned .......................................... 119
    Financial Highlights ................................................. 120

Independent Auditors' Report ............................................. 121

This page is intentionally left blank --

Letter to Shareholders                                           LifePath Funds
--------------------------------------------------------------------------------

To Our Shareholders

   Thank you for investing in the Stagecoach Funds.

   It's a pleasure to provide you with this Annual Report for the year ended February 28, 1999. The report provides information about your investment over the year, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.

   The Stagecoach Funds experienced another year of significant growth, with net assets increasing from $24.5 billion to $29 billion as of February 28, 1999. We believe our success can be partly attributed to the confidence and support of our shareholders, generated by the continued positive performance of many of the Funds. Of course, we'll do our best to continue providing prudent management to maintain that confidence.

   For investors, 1998 was a challenging year. Stocks marched steadily upward during the first and second quarters, only to surrender their gains in the third quarter. We witnessed a sell-off in the stock market last summer that served as an introduction to sharp market swings and volatility that we would see for the remainder of the year. The stock market then set new highs by the end of November, and broad stock indexes were propelled higher by a series of upbeat earnings reports at the year's end. By the end of the period, stocks of mid-sized and small companies had begun to show signs of improvement after seeing significant declines earlier in the fiscal year. Investors should note that historically, stocks have returned 11% per year. Since 1995, however, stocks have returned, on average, over 30% per year.

   For the 12-month period ended February 28, 1999, stocks, as measured by the S&P 500 Index* returned 19.76%. The U.S. Government bond market returned 7.54% as measured by the Lehman Brothers Long Government Bond Index,** and the U.S. Treasury market rallied in response to the Federal Reserve Board's actions to lower interest rates.

   In early 1999, which marks the beginning of the eighth consecutive year of economic expansion, the U.S. economy remains strong and the stock market is riding

LifePath Funds                                           Letter to Shareholders
--------------------------------------------------------------------------------

the crest of another outstanding year. While the latest signs of economic strength are positive, investors should manage their expectations. The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. Investors poured more than $452 billion into mutual funds for the 12-month period ending February 28, 1999, according to Strategic Insight, an industry research firm.

   Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. The LifePath Funds are five of eight asset allocation funds in the Stagecoach Fund family. Each Fund offers a unique asset allocation strategy that can provide a solid foundation for any investment portfolio. We understand that you have a variety of investment options and we appreciate your confidence in selecting us to help you meet your financial goals.

   As always, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments based on changing market conditions and your investment objectives. Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan                          /s/ R. Greg Feltus

Michael J. Hogan                              R. Greg Feltus
Senior Vice President                         Chairman and President
Wells Fargo Bank,                             of Stagecoach Funds
Mutual Fund Group

* The "S&P 500 Index" is a trademark of Standard & Poor's Corporation. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

**The Lehman Brothers Long Government Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 20-year or longer maturities.

This page is intentionally left blank--

LifePath Funds                                    Investment Advisor Commentary
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                STAGECOACH-LIFEPATH OPPORTUNITY CLASS A SHARES

                           [LINE GRAPH APPEARS HERE]

          Stagecoach - LifePath        Lehman Brothers          S & P 500
 Date   Opportunity Class A Shares   Aggregate Bond Index    Composite Index
 ----   --------------------------   --------------------    ---------------
3/1/94          $  9,550                  $ 10,000               $ 10,000
Mar-94          $  9,418                  $  9,753               $  9,564
Apr-94          $  9,370                  $  9,675               $  9,687
May-94          $  9,380                  $  9,674               $  9,846
Jun-94          $  9,314                  $  9,653               $  9,604
Jul-94          $  9,468                  $  9,845               $  9,920
Aug-94          $  9,545                  $  9,857               $ 10,326
Sep-94          $  9,415                  $  9,712               $ 10,074
Oct-94          $  9,444                  $  9,703               $ 10,300
Nov-94          $  9,328                  $  9,682               $  9,925
Dec-94          $  9,367                  $  9,748               $ 10,072
Jan-95          $  9,524                  $  9,941               $ 10,333
Feb-95          $  9,750                  $ 10,178               $ 10,736
Mar-95          $  9,842                  $ 10,240               $ 11,052
Apr-95          $  9,981                  $ 10,384               $ 11,377
May-95          $ 10,260                  $ 10,785               $ 11,831
Jun-95          $ 10,356                  $ 10,864               $ 12,106
Jul-95          $ 10,457                  $ 10,840               $ 12,507
Aug-95          $ 10,527                  $ 10,971               $ 12,538
Sep-95          $ 10,645                  $ 11,078               $ 13,067
Oct-95          $ 10,675                  $ 11,222               $ 13,020
Nov-95          $ 10,848                  $ 11,390               $ 13,591
Dec-95          $ 10,975                  $ 11,550               $ 13,853
Jan-96          $ 11,078                  $ 11,626               $ 14,324
Feb-96          $ 11,016                  $ 11,424               $ 14,457
Mar-96          $ 10,992                  $ 11,344               $ 14,596
Apr-96          $ 11,003                  $ 11,280               $ 14,811
May-96          $ 11,013                  $ 11,257               $ 15,191
Jun-96          $ 11,085                  $ 11,408               $ 15,249
Jul-96          $ 10,990                  $ 11,439               $ 14,575
Aug-96          $ 11,053                  $ 11,420               $ 14,883
Sep-96          $ 11,284                  $ 11,618               $ 15,719
Oct-96          $ 11,455                  $ 11,876               $ 16,153
Nov-96          $ 11,733                  $ 12,079               $ 17,372
Dec-96          $ 11,637                  $ 11,967               $ 17,028
Jan-97          $ 11,747                  $ 12,004               $ 18,091
Feb-97          $ 11,758                  $ 12,034               $ 18,234
Mar-97          $ 11,596                  $ 11,901               $ 17,486
Apr-97          $ 11,785                  $ 12,079               $ 18,528
May-97          $ 12,040                  $ 12,194               $ 19,661
Jun-97          $ 12,249                  $ 12,339               $ 20,535
Jul-97          $ 12,574                  $ 12,672               $ 22,168
Aug-96          $ 12,405                  $ 12,564               $ 20,927
Sep-97          $ 12,659                  $ 12,749               $ 22,071
Oct-97          $ 12,636                  $ 12,934               $ 21,334
Nov-97          $ 12,715                  $ 12,993               $ 22,322
Dec-97          $ 12,851                  $ 13,125               $ 22,706
Jan-98          $ 12,962                  $ 13,293               $ 22,958
Feb-98          $ 13,166                  $ 13,282               $ 24,613
Mar-98          $ 13,349                  $ 13,327               $ 25,873
Apr-98          $ 13,416                  $ 13,397               $ 26,137
May-98          $ 13,400                  $ 13,524               $ 25,688
Jun-98          $ 13,533                  $ 13,639               $ 26,731
Jul-98          $ 13,512                  $ 13,667               $ 26,447
Aug-98          $ 13,198                  $ 13,890               $ 22,626
Sep-98          $ 13,514                  $ 14,215               $ 24,076
Oct-98          $ 13,751                  $ 14,140               $ 26,031
Nov-98          $ 13,913                  $ 14,220               $ 27,608
Dec-98          $ 14,155                  $ 14,263               $ 29,232
Jan-99          $ 14,248                  $ 14,364               $ 30,454
Feb-99          $ 14,008                  $ 14,113               $ 31,401

                    STAGECOACH-LIFEPATH 2010 CLASS A SHARES

                           [LINE GRAPH APPEARS HERE]

          Stagecoach - LifePath        Lehman Brothers            S & P 500
 Date      2010 Class A Shares        Aggregate Bond Index     Composite Index
 ----      -------------------        --------------------     ---------------
3/1/94           $  9,550                   $ 10,000                $ 10,000
Mar-94           $  9,399                   $  9,753                $  9,564
Apr-94           $  9,351                   $  9,675                $  9,687
May-94           $  9,389                   $  9,674                $  9,846
Jun-94           $  9,311                   $  9,653                $  9,604
Jul-94           $  9,484                   $  9,845                $  9,920
Aug-94           $  9,590                   $  9,857                $ 10,326
Sep-94           $  9,443                   $  9,712                $ 10,074
Oct-94           $  9,521                   $  9,703                $ 10,300
Nov-94           $  9,317                   $  9,682                $  9,925
Dec-94           $  9,392                   $  9,748                $ 10,072
Jan-95           $  9,569                   $  9,941                $ 10,333
Feb-95           $  9,866                   $ 10,178                $ 10,736
Mar-95           $ 10,019                   $ 10,240                $ 11,052
Apr-95           $ 10,208                   $ 10,384                $ 11,377
May-95           $ 10,567                   $ 10,785                $ 11,831
Jun-95           $ 10,710                   $ 10,864                $ 12,106
Jul-95           $ 10,911                   $ 10,840                $ 12,507
Aug-95           $ 10,951                   $ 10,971                $ 12,538
Sep-95           $ 11,162                   $ 11,078                $ 13,067
Oct-95           $ 11,162                   $ 11,222                $ 13,020
Nov-95           $ 11,435                   $ 11,390                $ 13,591
Dec-95           $ 11,604                   $ 11,550                $ 13,853
Jan-96           $ 11,811                   $ 11,626                $ 14,324
Feb-96           $ 11,780                   $ 11,424                $ 14,457
Mar-96           $ 11,794                   $ 11,344                $ 14,596
Apr-96           $ 11,877                   $ 11,280                $ 14,811
May-96           $ 11,960                   $ 11,257                $ 15,191
Jun-96           $ 12,020                   $ 11,408                $ 15,249
Jul-96           $ 11,779                   $ 11,439                $ 14,575
Aug-96           $ 11,884                   $ 11,420                $ 14,883
Sep-96           $ 12,260                   $ 11,618                $ 15,719
Oct-96           $ 12,481                   $ 11,876                $ 16,153
Nov-96           $ 12,988                   $ 12,079                $ 17,372
Dec-96           $ 12,823                   $ 11,967                $ 17,028
Jan-97           $ 13,103                   $ 12,004                $ 18,091
Feb-97           $ 13,147                   $ 12,034                $ 18,234
Mar-97           $ 12,883                   $ 11,901                $ 17,486
Apr-97           $ 13,242                   $ 12,079                $ 18,528
May-97           $ 13,720                   $ 12,194                $ 19,661
Jun-97           $ 14,089                   $ 12,339                $ 20,535
Jul-97           $ 14,670                   $ 12,672                $ 22,168
Aug-96           $ 14,243                   $ 12,564                $ 20,927
Sep-97           $ 14,699                   $ 12,749                $ 22,071
Oct-97           $ 14,490                   $ 12,934                $ 21,334
Nov-97           $ 14,710                   $ 12,993                $ 22,322
Dec-97           $ 14,909                   $ 13,125                $ 22,706
Jan-98           $ 15,063                   $ 13,293                $ 22,958
Feb-98           $ 15,573                   $ 13,282                $ 24,613
Mar-98           $ 15,969                   $ 13,327                $ 25,873
Apr-98           $ 16,088                   $ 13,397                $ 26,137
May-98           $ 15,981                   $ 13,524                $ 25,688
Jun-98           $ 16,260                   $ 13,639                $ 26,731
Jul-98           $ 16,188                   $ 13,667                $ 26,447
Aug-98           $ 15,157                   $ 13,890                $ 22,626
Sep-98           $ 15,679                   $ 14,215                $ 24,076
Oct-98           $ 16,319                   $ 14,140                $ 26,031
Nov-98           $ 16,741                   $ 14,220                $ 27,608
Dec-98           $ 17,246                   $ 14,263                $ 29,232
Jan-99           $ 17,504                   $ 14,364                $ 30,454
Feb-99           $ 17,117                   $ 14,113                $ 31,401

                    STAGECOACH-LIFEPATH 2020 CLASS A SHARES

                           [LINE GRAPH APPEARS HERE]

           Stagecoach - LifePath       Lehman Brothers         S & P 500
 Date       2020 Class A Shares      Aggregate Bond Index    Composite Index
 ----       -------------------      --------------------    ---------------
3/1/94          $  9,550                   $ 10,000              $ 10,000
Mar-94          $  9,371                   $  9,753              $  9,564
Apr-94          $  9,361                   $  9,675              $  9,687
May-94          $  9,418                   $  9,674              $  9,846
Jun-94          $  9,306                   $  9,653              $  9,604
Jul-94          $  9,488                   $  9,845              $  9,920
Aug-94          $  9,642                   $  9,857              $ 10,326
Sep-94          $  9,457                   $  9,712              $ 10,074
Oct-94          $  9,564                   $  9,703              $ 10,300
Nov-94          $  9,322                   $  9,682              $  9,925
Dec-94          $  9,416                   $  9,748              $ 10,072
Jan-95          $  9,621                   $  9,941              $ 10,333
Feb-95          $  9,944                   $ 10,178              $ 10,736
Mar-95          $ 10,134                   $ 10,240              $ 11,052
Apr-95          $ 10,361                   $ 10,384              $ 11,377
May-95          $ 10,735                   $ 10,785              $ 11,831
Jun-95          $ 10,917                   $ 10,864              $ 12,106
Jul-95          $ 11,175                   $ 10,840              $ 12,507
Aug-95          $ 11,205                   $ 10,971              $ 12,538
Sep-95          $ 11,468                   $ 11,078              $ 13,067
Oct-95          $ 11,428                   $ 11,222              $ 13,020
Nov-95          $ 11,767                   $ 11,390              $ 13,591
Dec-95          $ 11,970                   $ 11,550              $ 13,853
Jan-96          $ 12,235                   $ 11,626              $ 14,324
Feb-96          $ 12,225                   $ 11,424              $ 14,457
Mar-96          $ 12,266                   $ 11,344              $ 14,596
Apr-96          $ 12,380                   $ 11,280              $ 14,811
May-96          $ 12,513                   $ 11,257              $ 15,191
Jun-96          $ 12,571                   $ 11,408              $ 15,249
Jul-96          $ 12,198                   $ 11,439              $ 14,575
Aug-96          $ 12,343                   $ 11,420              $ 14,883
Sep-96          $ 12,833                   $ 11,618              $ 15,719
Oct-96          $ 13,072                   $ 11,876              $ 16,153
Nov-96          $ 13,770                   $ 12,079              $ 17,372
Dec-96          $ 13,552                   $ 11,967              $ 17,028
Jan-97          $ 13,951                   $ 12,004              $ 18,091
Feb-97          $ 14,016                   $ 12,034              $ 18,234
Mar-97          $ 13,651                   $ 11,901              $ 17,486
Apr-97          $ 14,140                   $ 12,079              $ 18,528
May-97          $ 14,813                   $ 12,194              $ 19,661
Jun-97          $ 15,316                   $ 12,339              $ 20,535
Jul-97          $ 16,135                   $ 12,672              $ 22,168
Aug-96          $ 15,491                   $ 12,564              $ 20,927
Sep-97          $ 16,131                   $ 12,749              $ 22,071
Oct-97          $ 15,769                   $ 12,934              $ 21,334
Nov-97          $ 16,131                   $ 12,993              $ 22,322
Dec-97          $ 16,387                   $ 13,125              $ 22,706
Jan-98          $ 16,569                   $ 13,293              $ 22,958
Feb-98          $ 17,379                   $ 13,282              $ 24,613
Mar-98          $ 17,996                   $ 13,327              $ 25,873
Apr-98          $ 18,147                   $ 13,397              $ 26,137
May-98          $ 17,933                   $ 13,524              $ 25,688
Jun-98          $ 18,368                   $ 13,639              $ 26,731
Jul-98          $ 18,213                   $ 13,667              $ 26,447
Aug-98          $ 16,423                   $ 13,890              $ 22,626
Sep-98          $ 17,117                   $ 14,215              $ 24,076
Oct-98          $ 18,111                   $ 14,140              $ 26,031
Nov-98          $ 18,818                   $ 14,220              $ 27,608
Dec-98          $ 19,596                   $ 14,263              $ 29,232
Jan-99          $ 20,014                   $ 14,364              $ 30,454
Feb-99          $ 19,465                   $ 14,113              $ 31,401

Investment Advisor Commentary                                    LifePath Funds
--------------------------------------------------------------------------------

                    STAGECOACH-LIFEPATH 2030 CLASS A SHARES

                           [LINE GRAPH APPEARS HERE]

          Stagecoach - LifePath       Lehman Brothers          S & P 500
 Date      2030 Class A Shares      Aggregate Bond Index    Composite Index
 ----      -------------------      --------------------    ---------------
3/1/94          $  9,550                   $ 10,000              $ 10,000
Mar-94          $  9,265                   $  9,753              $  9,564
Apr-94          $  9,265                   $  9,675              $  9,687
May-94          $  9,332                   $  9,674              $  9,846
Jun-94          $  9,163                   $  9,653              $  9,604
Jul-94          $  9,385                   $  9,845              $  9,920
Aug-94          $  9,625                   $  9,857              $ 10,326
Sep-94          $  9,407                   $  9,712              $ 10,074
Oct-94          $  9,543                   $  9,703              $ 10,300
Nov-94          $  9,272                   $  9,682              $  9,925
Dec-94          $  9,387                   $  9,748              $ 10,072
Jan-95          $  9,602                   $  9,941              $ 10,333
Feb-95          $  9,935                   $ 10,178              $ 10,736
Mar-95          $ 10,153                   $ 10,240              $ 11,052
Apr-95          $ 10,409                   $ 10,384              $ 11,377
May-95          $ 10,851                   $ 10,785              $ 11,831
Jun-95          $ 11,060                   $ 10,864              $ 12,106
Jul-95          $ 11,346                   $ 10,840              $ 12,507
Aug-95          $ 11,376                   $ 10,971              $ 12,538
Sep-95          $ 11,694                   $ 11,078              $ 13,067
Oct-95          $ 11,634                   $ 11,222              $ 13,020
Nov-95          $ 12,031                   $ 11,390              $ 13,591
Dec-95          $ 12,275                   $ 11,550              $ 13,853
Jan-96          $ 12,570                   $ 11,626              $ 14,324
Feb-96          $ 12,570                   $ 11,424              $ 14,457
Mar-96          $ 12,626                   $ 11,344              $ 14,596
Apr-96          $ 12,790                   $ 11,280              $ 14,811
May-96          $ 12,954                   $ 11,257              $ 15,191
Jun-96          $ 12,999                   $ 11,408              $ 15,249
Jul-96          $ 12,545                   $ 11,439              $ 14,575
Aug-96          $ 12,710                   $ 11,420              $ 14,883
Sep-96          $ 13,287                   $ 11,618              $ 15,719
Oct-96          $ 13,557                   $ 11,876              $ 16,153
Nov-96          $ 14,416                   $ 12,079              $ 17,372
Dec-96          $ 14,156                   $ 11,967              $ 17,028
Jan-97          $ 14,635                   $ 12,004              $ 18,091
Feb-97          $ 14,709                   $ 12,034              $ 18,234
Mar-97          $ 14,268                   $ 11,901              $ 17,486
Apr-97          $ 14,856                   $ 12,079              $ 18,528
May-97          $ 15,667                   $ 12,194              $ 19,661
Jun-97          $ 16,290                   $ 12,339              $ 20,535
Jul-97          $ 17,309                   $ 12,672              $ 22,168
Aug-96          $ 16,462                   $ 12,564              $ 20,927
Sep-97          $ 17,279                   $ 12,749              $ 22,071
Oct-97          $ 16,794                   $ 12,934              $ 21,334
Nov-97          $ 17,257                   $ 12,993              $ 22,322
Dec-97          $ 17,574                   $ 13,125              $ 22,706
Jan-98          $ 17,768                   $ 13,293              $ 22,958
Feb-98          $ 18,828                   $ 13,282              $ 24,613
Mar-98          $ 19,631                   $ 13,327              $ 25,873
Apr-98          $ 19,814                   $ 13,397              $ 26,137
May-98          $ 19,528                   $ 13,524              $ 25,688
Jun-98          $ 20,095                   $ 13,639              $ 26,731
Jul-98          $ 19,877                   $ 13,667              $ 26,447
Aug-98          $ 17,432                   $ 13,890              $ 22,626
Sep-98          $ 18,240                   $ 14,215              $ 24,076
Oct-98          $ 19,541                   $ 14,140              $ 26,031
Nov-98          $ 20,485                   $ 14,220              $ 27,608
Dec-98          $ 21,510                   $ 14,263              $ 29,232
Jan-99          $ 22,045                   $ 14,364              $ 30,454
Feb-99          $ 21,324                   $ 14,113              $ 31,401

                    STAGECOACH-LIFEPATH 2040 CLASS A SHARES

                           [LINE GRAPH APPEARS HERE]

           Stagecoach - LifePath      Lehman Brothers          S & P 500
 Date       2040 Class A Shares     Aggregate Bond Index     Composite Index
 ----       -------------------     --------------------     ---------------
3/1/94           $  9,550                 $ 10,000               $ 10,000
Mar-94           $  9,204                 $  9,753               $  9,564
Apr-94           $  9,281                 $  9,675               $  9,687
May-94           $  9,386                 $  9,674               $  9,846
Jun-94           $  9,176                 $  9,653               $  9,604
Jul-94           $  9,426                 $  9,845               $  9,920
Aug-94           $  9,743                 $  9,857               $ 10,326
Sep-94           $  9,516                 $  9,712               $ 10,074
Oct-94           $  9,660                 $  9,703               $ 10,300
Nov-94           $  9,352                 $  9,682               $  9,925
Dec-94           $  9,480                 $  9,748               $ 10,072
Jan-95           $  9,694                 $  9,941               $ 10,333
Feb-95           $ 10,052                 $ 10,178               $ 10,736
Mar-95           $ 10,310                 $ 10,240               $ 11,052
Apr-95           $ 10,563                 $ 10,384               $ 11,377
May-95           $ 10,982                 $ 10,785               $ 11,831
Jun-95           $ 11,231                 $ 10,864               $ 12,106
Jul-95           $ 11,593                 $ 10,840               $ 12,507
Aug-95           $ 11,593                 $ 10,971               $ 12,538
Sep-95           $ 11,951                 $ 11,078               $ 13,067
Oct-95           $ 11,853                 $ 11,222               $ 13,020
Nov-95           $ 12,284                 $ 11,390               $ 13,591
Dec-95           $ 12,534                 $ 11,550               $ 13,853
Jan-96           $ 12,887                 $ 11,626               $ 14,324
Feb-96           $ 12,958                 $ 11,424               $ 14,457
Mar-96           $ 13,041                 $ 11,344               $ 14,596
Apr-96           $ 13,275                 $ 11,280               $ 14,811
May-96           $ 13,508                 $ 11,257               $ 15,191
Jun-96           $ 13,555                 $ 11,408               $ 15,249
Jul-96           $ 13,014                 $ 11,439               $ 14,575
Aug-96           $ 13,218                 $ 11,420               $ 14,883
Sep-96           $ 13,886                 $ 11,618               $ 15,719
Oct-96           $ 14,142                 $ 11,876               $ 16,153
Nov-96           $ 15,114                 $ 12,079               $ 17,372
Dec-96           $ 14,841                 $ 11,967               $ 17,028
Jan-97           $ 15,464                 $ 12,004               $ 18,091
Feb-97           $ 15,572                 $ 12,034               $ 18,234
Mar-97           $ 15,055                 $ 11,901               $ 17,486
Apr-97           $ 15,755                 $ 12,079               $ 18,528
May-97           $ 16,757                 $ 12,194               $ 19,661
Jun-97           $ 17,489                 $ 12,339               $ 20,535
Jul-97           $ 18,645                 $ 12,672               $ 22,168
Aug-96           $ 17,630                 $ 12,564               $ 20,927
Sep-97           $ 18,576                 $ 12,749               $ 22,071
Oct-97           $ 17,883                 $ 12,934               $ 21,334
Nov-97           $ 18,446                 $ 12,993               $ 22,322
Dec-97           $ 18,773                 $ 13,125               $ 22,706
Jan-98           $ 19,011                 $ 13,293               $ 22,958
Feb-98           $ 20,346                 $ 13,282               $ 24,613
Mar-98           $ 21,370                 $ 13,327               $ 25,873
Apr-98           $ 21,585                 $ 13,397               $ 26,137
May-98           $ 21,156                 $ 13,524               $ 25,688
Jun-98           $ 21,878                 $ 13,639               $ 26,731
Jul-98           $ 21,639                 $ 13,667               $ 26,447
Aug-98           $ 18,363                 $ 13,890               $ 22,626
Sep-98           $ 19,334                 $ 14,215               $ 24,076
Oct-98           $ 20,961                 $ 14,140               $ 26,031
Nov-98           $ 22,157                 $ 14,220               $ 27,608
Dec-98           $ 23,498                 $ 14,263               $ 29,232
Jan-99           $ 24,179                 $ 14,364               $ 30,454
Feb-99           $ 23,394                 $ 14,113               $ 31,401

LifePath Funds

"Growth of a $10,000 Investment" Graph

The returns for Class B shares and Class C shares of the LifePath Funds, where applicable, will vary from the results shown due to different expenses and load structures.
   The accompanying charts compare the performance of each of the Stagecoach LifePath Funds Class A shares since inception with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of bonds, mortgage-backed securities and asset-backed securities. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performances would have been lower.

LifePath Funds                                    Investment Advisor Commentary
--------------------------------------------------------------------------------

LifePath Funds
   The LifePath Funds (the "Funds") are globally diversified asset allocation mutual funds designed to maximize assets while gradually reducing the potential for investment risk over specific investment time horizons.
   Each LifePath Fund may be allocated across as many as 17 asset classes, covering a variety of equity, fixed-income and cash indexes, including three indexes that offer international exposure. Allocations among these asset classes are determined by a proprietary investment model that examines a large amount of information, including economic trends, pricing and other financial data.
   The Funds are managed by Barclays Global Fund Advisors, one of the largest providers of index products in the world.


Fund Data (as of February 28, 1999)
--------------------------------------------------------------------------------
                                  Total Assets Net Asset  Net Asset  Quarterly
                                      ($MM)      Value      Value    Dividend
                                     2/28/99    2/28/98    2/28/99   12/31/98
--------------------------------------------------------------------------------

LifePath Opportunity Class A         $ 57.0     $10.83     $10.52     $0.079

LifePath Opportunity Class B         $  3.2        N/A     $10.61     $0.029

LifePath Opportunity Class C         $  4.8        N/A     $10.62     $0.011

LifePath 2010 Class A                $ 89.5     $13.16     $13.27     $0.071

LifePath 2010 Class B                $ 18.1     $13.10     $13.25     $0.050

LifePath 2010 Class C                $  0.7        N/A     $13.29     $0.007

LifePath 2020 Class A                $165.6     $14.70     $14.91     $0.051

LifePath 2020 Class B                $ 28.5     $14.55     $14.79     $0.030

LifePath 2020 Class C                $  0.2        N/A     $14.82     $0.003

LifePath 2030 Class A                $134.0     $16.51     $17.15     $0.036

LifePath 2030 Class B                $ 25.2     $16.28     $16.93     $0.014

LifePath 2030 Class C                $  0.1        N/A     $16.94     $0.001

LifePath 2040 Class A                $261.8     $17.07     $17.87     $0.012

LifePath 2040 Class B                $ 63.4     $16.76     $17.52        N/A

LifePath 2040 Class C                $  3.1        N/A     $17.53        N/A

Investment Advisor Commentary                                    LifePath Funds
--------------------------------------------------------------------------------

Performance Summary
   The table on the previous page lists the net asset values of the LifePath Funds. Because the longer-term LifePath Funds generally invest more heavily in equity securities, they will tend to be more volatile than the Funds nearer their target dates. For example, the LifePath 2040 Fund's Class A share net asset value increased $0.80 during the 12-month period, while the LifePath Opportunity Fund's Class A share net asset value decreased $0.31 over the same period. The LifePath 2040 Fund's Class A shares distributed $0.08 per share in dividend income, and $1.59 per share in capital gains were paid out during the period. The LifePath Opportunity Fund's Class A shares distributed $0.37 per share in dividend income, and $0.62 per share in capital gains were paid out during the period. In a period of high market volatility, the Funds performed as expected, with the longer-term LifePath Funds experiencing more price fluctuations than the shorter-term Funds. The LifePath 2040 Fund's Class A shares returned 14.98% and the LifePath Opportunity Fund's Class A shares returned 6.39% during the 12-month period, excluding sales charges.
   The Funds have three benchmarks representing each of the major asset classes in which the Funds can invest. The S&P 500 Index1 returned 19.76%, the Lehman Brothers U.S. Treasury Bond Index2 returned 6.53%, and the IBC All Taxable Money Fund Average3 returned 4.93% over the 12-month period. The longer-term Funds, which are more heavily allocated in stocks, were affected by a substantial decline in the market on August 31, 1998, with the Dow Jones Industrial Average dropping more than 500 points. However, the Funds recovered certain losses as stocks rebounded during the third and fourth quarters of 1998.
   Economic and market factors, including heightened volatility, global economic turmoil and a low-inflation market environment have affected the LifePath Funds in various ways. The LifePath Opportunity Fund, for

LifePath Funds                                    Investment Advisor Commentary
--------------------------------------------------------------------------------

example, with a large component of fixed income securities, benefited from lower interest rates and higher bond prices. On the other hand, the LifePath 2040 Fund, which has a higher risk tolerance and is allocated mostly in stocks, was affected by increased volatility in the stock market.


Average Annual Returns/4/ (as of February 28, 1999)
--------------------------------------------------------------------------------

                      Excluding Sales Charge             Including Maximum Sales Charge/5/
                      ------------------------------     ---------------------------------
                       1-       3-         Since          1-       3-          Since
                      Year     Year   Inception(Note 1)  Year     Year   Inception(Note 1)
------------------------------------------------------------------------------------------
LifePath
Opportunity Cl A      6.40%    8.34%       7.96%         1.61%    6.69%       6.98%

LifePath
Opportunity Cl B      5.88%    7.86%       7.46%         0.89%    6.99%       7.16%

LifePath
Opportunity Cl C      5.72%    7.81%       7.43%         4.72%    7.81%       7.43%
LifePath 2010 Cl A    9.91%   13.26%      12.38%         4.96%   11.53%      11.35%
LifePath 2010 Cl B    9.30%   12.61%      11.78%         4.30%   11.81%      11.52%
LifePath 2010 Cl C    9.29%   12.61%      11.78%         8.29%   12.61%      11.78%
LifePath 2020 Cl A   12.02%   16.77%      15.31%         6.98%   14.99%      14.25%
LifePath 2020 Cl B   11.56%   16.15%      14.71%         6.56%   15.39%      14.48%
LifePath 2020 Cl C   11.51%   16.13%      14.70%        10.51%   16.13%      14.70%
LifePath 2030 Cl A   13.25%   19.26%      17.43%         8.75%   17.45%      16.35%
LifePath 2030 Cl B   12.64%   18.53%      16.77%         7.64%   17.81%      16.56%
LifePath 2030 Cl C   12.60%   18.52%      16.76%        11.60%   18.52%      16.76%
LifePath 2040 Cl A   14.98%   21.76%      19.62%         9.81%   19.90%      18.51%
LifePath 2040 Cl B   14.37%   21.01%      18.94%         9.37%   20.31%      18.74%
LifePath 2040 Cl C   14.42%   21.02%      18.95%        13.42%   21.02%      18.95%

  Portfolio Review
   The Funds invest for higher returns early on, and will reallocate toward a more conservative asset mix as their target date approaches. The LifePath Opportunity Fund, for example, which is suitable for investors with shorter time horizons, decreased its allocation in stocks

Investment Advisor Commentary                                    LifePath Funds
--------------------------------------------------------------------------------

over the 12-month period. The LifePath Opportunity Fund began the period with an allocation of 24% stocks, 51% bonds and 25% cash as of February 28, 1998, and ended the period at 20% stocks, 56% bonds and 24% cash as of February 28, 1999. Conversely, since the LifePath 2040 Fund has 41 years before reaching its target date, and is appropriate for investors with longer time horizons, it maintained a heavier weighting in stocks, ending the period with 97% stocks, 2% bonds and 1% cash.
   As the years go by, the Funds will continually progress to a more conservative allocation. Forty years from now, the allocation of the LifePath 2040 Fund will look very similar to the allocation of today's LifePath Opportunity Fund, with adjustments for current economic and market conditions.

Portfolio Allocation 6   (as of February 28, 1999)

                                       Stocks       Bonds      Cash

LifePath Opportunity                    20%          56%       24%

LifePath 2010                           44%          44%       12%

LifePath 2020                           66%          27%       -7%

LifePath 2030                           82%          14%       -4%

LifePath 2040                           97%          -2%       -1%

LifePath Funds                                    Investment Advisor Commentary
--------------------------------------------------------------------------------

Breakdown by Indexes 6 (as of February 28, 1999)

Index                        LifePath
                             Oppor-      LifePath  LifePath  LifePath  LifePath
                             tunity      2010      2020      2030      2040
--------------------------------------------------------------------------------

U.S. Treasury Bills           24.03%    12.19%     6.89%     3.73%     0.63%

Intermediate Government       52.22%    40.73%    22.77%     2.41%     0.00%

Long Government                3.77%     2.69%     3.79%    12.07%     1.72%

Intermediate Corporate         0.00%     0.00%     0.00%     0.00%     0.00%

Long Corporate                 0.00%     0.00%     0.00%     0.00%     0.00%

Mortgage Backed Securities     0.00%     0.00%     0.00%     0.00%     0.00%

Large Value                    4.19%    14.25%    22.24%    27.15%    31.47%

Large Growth                   4.97%    14.18%    23.14%    27.76%    36.04%

Intermediate Value             2.25%     2.57%     2.90%     3.80%     4.67%

Intermediate Growth            1.85%     2.15%     2.32%     3.10%     3.71%

Intermediate Utilities         0.04%     0.01%     0.29%     0.02%     0.01%

Small Value                    0.25%     0.18%     0.25%     0.27%     0.29%

Small Growth                   0.43%     0.29%     0.41%     0.46%     0.49%

Micro                          0.16%     0.21%     0.33%     0.37%     0.36%

non-U.S. WGBI                  0.00%     0.00%     0.00%     0.00%     0.00%

EAFE ex-Japan                  4.63%     8.19%    10.87%    13.98%    15.06%

Japan                          1.20%     2.34%     3.80%     4.91%     5.55%

--------------------------------------------------------------------------------

TOTAL                           100%      100%      100%      100%      100%


   Strategic Outlook
   We are in the eighth consecutive year of economic expansion and the last year of this millennium. The U.S. economy remains strong, and the stock market is riding the crest of another outstanding year, with strong employment, manufacturing, and trade accentuating a continuation of the unprecedented U.S. economic growth in 1999. These factors could potentially lead to accelerated inflation in the months to come, and we believe future interest rate movements will be in an upward direction.

Investment Advisor Commentary                                     LifePath Funds
--------------------------------------------------------------------------------

   The LifePath Funds' strategic and tactical models will continue to invest in the U.S. and international stock markets, as these asset classes are still considered a better value than money market investments over the long term. The Funds are well positioned to take advantage of opportunities in the bond market as well, should they become more attractive in the year ahead.

--------------------------------------------------------------------------------

1 The "S&P 500 Index" is a trademark of Standard & Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10-year or longer maturities.

3 The IBC Financial Data Taxable Average is an average of 916 money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

4 Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The Fund's manager has voluntarily waived all or a portion of its administrative fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.

  For the periods prior to March 1997, performance shown for the LifePath Funds Class B shares, with the exception of the LifePath Opportunity Fund, reflects the performance of the respective LifePath Funds Class A shares, adjusted to reflect the expenses of Class B shares.

  For the periods prior to August 1998, performance shown for the LifePath Opportunity Fund Class B shares reflects the performance of the LifePath Opportunity Fund Class A shares, adjusted to reflect the expenses of Class B shares.

  For the periods prior to July 1998, performance shown for the LifePath 2040 Fund Class C shares reflects the performance of the LifePath 2040 Fund Class A shares, adjusted to reflect the expenses of Class C shares.

  For the periods prior to December 1998, performance shown for the Class C shares of the LifePath Opportunity, LifePath 2010, LifePath 2020, and LifePath 2030 funds reflects the performance of the Class A shares for those Funds, adjusted to reflect the expenses of Class C shares.

  The LifePath Funds invest in a master portfolio which in turn invests in individual securities. LifePath is a registered trademark of Barclays Global Investors, N.A.

5 For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%

6 Allocation percentages do not include repurchase agreements and money market securities held by the Funds.

LifePath Funds             Statement of Assets and Liabilities-February 28, 1999
--------------------------------------------------------------------------------

                                                                          LifePath                   LifePath
                                                                       Opportunity                       2010
                                                                              Fund                       Fund
--------------------------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------------------------
Investment:
  In corresponding Master Portfolio, at market value
    (Note 1)                                                          $ 64,011,831               $108,384,559
Receivables:
 Receivable from WFB (Note 2)                                               11,987                     17,192
 Fund shares sold                                                        1,000,939                    126,961
Total Assets                                                            65,024,757                108,528,712

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables:
 Due to sponsor and distributor                                             17,561                     38,289
 Due to WFB (Note 2)                                                             0                          0
 Due to Trustees                                                             2,409                      2,251
 Capital shares redeemed                                                    55,442                     74,819
 Accrued expenses                                                           43,824                     36,711
Total Liabilities                                                          119,236                    152,070
TOTAL NET ASSETS                                                      $ 64,905,521               $108,376,642
Net Assets Consist Of:
 Paid-in capital                                                      $ 59,783,630               $ 88,406,108
 Undistributed net investment income                                       292,470                    412,251
 Undistributed net realized gain (loss) on investment                    1,100,758                  2,485,524
 Net unrealized appreciation (depreciation) of investments               3,728,663                 17,072,759
TOTAL NET ASSETS                                                      $ 64,905,521               $108,376,642

--------------------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND
        OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------
Net Assets - Class A                                                  $ 56,986,476               $ 89,543,158
Shares outstanding - Class A                                             5,415,941                  6,749,969
Net asset value - Class A                                             $      10.52               $      13.27
Offering price per share - Class A*                                   $      11.02               $      13.90
Net Assets - Class B                                                  $  3,160,604               $ 18,158,434
Shares outstanding - Class B                                               297,977                  1,370,598
Net asset value and offering price per share - Class B                $      10.61               $      13.25
Net Assets - Class C                                                  $  4,758,441               $    675,050
Shares outstanding - Class C                                               447,932                     50,807
Net asset value and offering price per share - Class C                $      10.62               $      13.29
--------------------------------------------------------------------------------------------------------------

 * Includes maximum sales charge of 4.50% of the offering price (NAV/(1-maximum sales charge)).

 The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities-February 28, 1999             LifePath Funds
--------------------------------------------------------------------------------

                                                                         LifePath              LifePath              LifePath
                                                                             2020                  2030                  2040
                                                                             Fund                  Fund                  Fund
------------------------------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------------------------------
 Investment:
  In corresponding Master Portfolio, at market value
    (Note 1)                                                        $ 193,641,358         $ 159,292,794         $ 328,063,413
Receivables:
 Receivable from WFB (Note 2)                                                   0                13,036                     0
 Fund shares sold                                                       1,085,588               113,690               857,355
Total Assets                                                          194,726,946           159,419,520           328,920,768

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payables:
 Due to sponsor and distributor                                            36,737                46,337                92,114
 Due to WFB (Note 2)                                                        9,481                     0                41,605
 Due to Trustees                                                            2,251                 2,251                 2,251
 Capital shares redeemed                                                  392,955                32,762               433,074
 Accrued expenses                                                          41,582                32,722                52,440
Total Liabilities                                                         483,006               114,072               621,484
TOTAL NET ASSETS                                                    $ 194,243,940         $ 159,305,448         $ 328,299,284
Net Assets Consist Of:
 Paid-in capital                                                    $ 142,593,676         $ 109,663,542         $ 234,476,675
 Undistributed net investment income                                      373,542               142,864               (36,738)
 Undistributed net realized gain (loss) on investment                   3,929,398             3,083,498             3,420,060
 Net unrealized appreciation (depreciation) of investments             47,347,324            46,415,544            90,439,287
TOTAL NET ASSETS                                                    $ 194,243,940         $ 159,305,448         $ 328,299,284

------------------------------------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND
        OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Net Assets - Class A                                                $ 165,584,057         $ 134,007,663         $ 261,808,157
Shares outstanding - Class A                                           11,104,330             7,811,593            14,648,835
Net asset value - Class A                                           $       14.91         $       17.15         $       17.87
Offering price per share - Class A*                                 $       15.61         $       17.96         $       18.71
Net Assets - Class B                                                $  28,467,471         $  25,205,786         $  63,394,664
Shares outstanding - Class B                                            1,924,781             1,488,702             3,617,656
Net asset value and offering price per share - Class B              $       14.79         $       16.93         $       17.52
Net Assets - Class C                                                $     192,412         $      91,999         $   3,096,463
Shares outstanding - Class C                                               12,981                 5,432               176,661
Net asset value and offering price per share - Class C              $       14.82         $       16.94         $       17.53
------------------------------------------------------------------------------------------------------------------------------

LifePath Funds      Statement of Operations-For the Year Ended February 28, 1999
--------------------------------------------------------------------------------

                                                                        LifePath                     LifePath
                                                                     Opportunity                         2010
                                                                            Fund                         Fund
--------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME ALLOCATED FROM
         MASTER PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  Dividends                                                          $   232,877                  $   762,486
  Interest                                                             2,660,149                    2,997,221
  Expenses                                                              (351,836)                    (561,400)
 Net Investment Income Allocated from
     Master Portfolio                                                  2,541,190                    3,198,307

--------------------------------------------------------------------------------------------------------------
 EXPENSES (NOTE 2)
--------------------------------------------------------------------------------------------------------------
  Administration fees                                                     53,147                       84,152
  Shareholder servicing fees (Note 2)                                     55,928                       84,880
  Shareholder servicing fees - Class A                                    87,187                      127,748
  Shareholder servicing fees - Class B                                     1,383*                      21,000
  Shareholder servicing fees - Class C                                     1,358**                        198
  Transfer agency fees                                                    77,753                      125,849
  Distribution costs - Class A                                           156,634                      224,732
  Distribution costs - Class B                                             4,150*                      90,239
  Distribution costs - Class C                                             4,075**                        594
  Compensation of Trustees                                                 2,678                        2,520
  Legal and audit services                                                18,900                       18,900
  Registration costs - Class A                                             8,763                       10,449
  Registration costs - Class B                                             7,350*                       8,400
  Registration costs - Class C                                             4,822**                      4,822
  Miscellaneous                                                           18,974                       18,792
 TOTAL EXPENSES                                                          503,102                      823,275
  Less expenses waived by Wells Fargo Bank                               (46,412)                     (42,035)
 Total Net Expenses                                                      456,690                      781,240
 NET INVESTMENT INCOME                                                 2,084,500                    2,417,067

--------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         ALLOCATED FROM MASTER PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sale of investments                      3,019,339                    6,911,433
  Net change in unrealized appreciation
     (depreciation) of investments                                    (1,177,805)                     205,255
 NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $ 3,926,034                  $ 9,533,755
--------------------------------------------------------------------------------------------------------------

  * This class of shares commenced operations on August 1, 1998.
 ** This class of shares commenced operations on December 1, 1998. *** This class of shares commenced operations on July 1, 1998.

 The accompanying notes are an integral part of these financial statements.

Statement of Operations-For the Year Ended February 28, 1999      LifePath Funds
--------------------------------------------------------------------------------

                                                                        LifePath                LifePath                LifePath
                                                                            2020                    2030                    2040
                                                                            Fund                    Fund                    Fund
------------------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME ALLOCATED FROM
         MASTER PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

  Dividends                                                         $  2,047,037            $  2,013,362            $  4,689,611
  Interest                                                             3,276,717               1,445,252                 378,038
  Expenses                                                            (1,022,982)               (826,911)             (1,672,933)
 Net Investment Income Allocated from
     Master Portfolio                                                  4,300,772               2,631,703               3,394,716

------------------------------------------------------------------------------------------------------------------------------------
 EXPENSES (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------------

  Administration fees                                                    153,779                 124,118                 251,136
  Shareholder servicing fees (Note 2)                                    157,874                 112,013                 255,723
  Shareholder servicing fees - Class A                                   233,951                 186,395                 361,309
  Shareholder servicing fees - Class B                                    33,194                  31,127                  77,278
  Shareholder servicing fees - Class C                                        23**                    16**                 1,537***
  Transfer agency fees                                                   228,583                 185,007                 374,330
  Distribution costs - Class A                                           415,091                 327,038                 637,885
  Distribution costs - Class B                                           148,136                 145,255                 361,128
  Distribution costs - Class C                                                68**                    49**                 4,692***
  Compensation of Trustees                                                 2,520                   2,520                   2,520
  Legal and audit services                                                21,000                  23,100                  27,300
  Registration costs - Class A                                            18,327                  14,808                  21,318
  Registration costs - Class B                                            16,800                  13,740                  19,110
  Registration costs - Class C                                             4,822**                 4,822**                19,110***
  Miscellaneous                                                           19,004                  19,003                  19,423
 TOTAL EXPENSES                                                        1,453,172               1,189,010               2,433,799
  Less expenses waived by Wells Fargo Bank                               (49,713)                (57,739)                (58,341)
 Total Net Expenses                                                    1,403,459               1,131,271               2,375,458
 NET INVESTMENT INCOME                                                 2,897,313               1,500,432               1,019,258

------------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         ALLOCATED FROM MASTER PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

  Net realized gain (loss) on sale of investments                     15,353,077              11,793,389              25,933,476
  Net change in unrealized appreciation
     (depreciation) of investments                                     2,752,974               4,892,573              14,368,095
 NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                         $ 21,003,364            $ 18,186,394            $ 41,320,829
------------------------------------------------------------------------------------------------------------------------------------



LifePath Funds                                                                                  Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          LifePath Opportunity Fund
                                                                                       ---------------------------------------------
                                                                                                 For the                    For the
                                                                                              Year Ended                 Year Ended
                                                                                       February 28, 1999          February 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
 Operations:
  Net investment income                                                                     $  2,084,500               $  2,801,621
  Net realized gain (loss) on sale of investments                                              3,019,339                  4,301,793
  Net change in unrealized appreciation (depreciation) of
     investments                                                                              (1,177,805)                 1,145,265
 Net increase (decrease) in net assets resulting from operations                               3,926,034                  8,248,679
 Distributions to shareholders:
  From net investment income
     Class A                                                                                  (2,170,495)                (2,974,734)
     Class B                                                                                      (5,044)*                      N/A
     Class C**                                                                                    (1,953)                       N/A
     Institutional class***                                                                            0                          0
  From net realized gain from sale of investments
     Class A                                                                                  (3,320,738)                (4,075,304)
     Class B                                                                                     (52,805)*                      N/A
     Class C**                                                                                   (65,502)                       N/A
     Institutional class***                                                                         (816)                      (862)
 Capital shares transactions:
  Proceeds from shares sold - Class A                                                          9,453,827                 11,675,990
  Reinvestment of dividends - Class A                                                          5,322,835                  6,867,295
  Cost of shares redeemed - Class A                                                          (24,139,883)               (36,779,860)
 Net increase (decrease) in net assets resulting
  from capital share transactions - Class A                                                   (9,363,221)               (18,236,575)
  Proceeds from shares sold - Class B                                                          3,167,735*                       N/A
  Reinvestment of dividends - Class B                                                             56,110*                       N/A
  Cost of shares redeemed - Class B                                                              (19,170)*                      N/A
 Net increase (decrease) in net assets resulting
  from capital share transactions - Class B                                                    3,204,675*                       N/A
  Proceeds from shares sold - Class C**                                                        4,874,851                        N/A
  Reinvestment of dividends - Class C**                                                           47,033                        N/A
  Cost of shares redeemed - Class C**                                                            (75,349)                       N/A
 Net increase (decrease) in net assets resulting
  from capital share transactions - Class C**                                                  4,846,535                        N/A
  Proceeds from shares sold - Institutional class***                                                   0                          0
  Reinvestment of dividends - Institutional class***                                                 816                        862
  Cost of shares redeemed - Institutional class***                                               (15,138)                         0
 Net increase (decrease) in net assets resulting
  from capital share transactions - Institutional
  class***                                                                                       (14,322)                       862
 Increase (Decrease) in Net Assets                                                            (3,017,652)               (17,037,934)

-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
 Beginning net assets                                                                         67,923,173                 84,961,107
 Ending net assets                                                                          $ 64,905,521               $ 67,923,173
 Ending balance of undistributed net investment
  income (loss)                                                                             $    292,470               $    385,462
------------------------------------------------------------------------------------------------------------------------------------

  * This class of shares commenced operations on August 1, 1998.
 ** This class of shares commenced operations on December 1, 1998 for all of the Funds, with the exception of Lifepath 2040, which commenced operations on July 1, 1998.
*** This class of shares ceased operations on January 6, 1999.

 The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets                                                                                  LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             LifePath 2010 Fund                  LifePath 2020 Fund
                                                                -------------------------------     -------------------------------
                                                                       For the          For the           For the           For the
                                                                    Year Ended       Year Ended        Year Ended        Year Ended
                                                                  February 28,     February 28,      February 28,      February 28,
                                                                          1999             1998              1999              1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                                           $   2,417,067    $   2,485,645     $   2,897,313     $   3,241,426
 Net realized gain (loss) on sale of investments                     6,911,433        5,714,054        15,353,077        10,898,128
 Net change in unrealized appreciation (depreciation) of
    investments                                                        205,255        6,828,482         2,752,974        20,358,807
Net increase (decrease) in net assets resulting from operations      9,533,755       15,028,181        21,003,364     $  34,498,361
Distributions to shareholders:
 From net investment income
    Class A                                                         (2,197,828)      (2,575,007)       (2,773,594)       (3,252,950)
    Class B                                                           (191,805)         (31,698)         (193,399)          (47,199)
    Class C**                                                             (155)             N/A                (1)              N/A
    Institutional class***                                                (699)          (1,221)           (1,220)           (1,772)
 From net realized gain from sale of investments
    Class A                                                         (5,320,365)      (5,401,825)      (13,075,329)      (10,821,255)
    Class B                                                           (962,303)        (261,495)       (1,978,109)         (555,904)
    Class C**                                                           (3,893)             N/A                (4)              N/A
    Institutional class***                                              (1,053)          (1,957)           (1,585)           (5,732)
Capital shares transactions:
 Proceeds from shares sold - Class A                                13,690,774       15,777,443        19,089,185        28,343,707
 Reinvestment of dividends - Class A                                 7,366,734        7,917,812        15,740,947        13,987,631
 Cost of shares redeemed - Class A                                 (22,044,386)     (23,646,888)      (38,288,618)      (41,621,895)
Net increase (decrease) in net assets resulting
 from capital share transactions - Class A                            (986,878)          48,367        (3,458,486)          709,443
 Proceeds from shares sold - Class B                                13,244,359        6,169,331        16,631,623        11,509,114
 Reinvestment of dividends - Class B                                 1,119,505          288,508         2,101,648           588,214
 Cost of shares redeemed - Class B                                  (2,444,836)        (321,968)       (2,530,778)         (509,483)
Net increase (decrease) in net assets resulting
 from capital share transactions - Class B                          11,919,028        6,135,871        16,202,493        11,587,845
 Proceeds from shares sold - Class C**                                 711,359                0           193,699               N/A
 Reinvestment of dividends - Class C**                                   1,944                0                 5               N/A
 Cost of shares redeemed - Class C**                                   (31,189)               0                 0               N/A
Net increase (decrease) in net assets resulting
 from capital share transactions - Class C**                           682,114                0           193,704               N/A
 Proceeds from shares sold - Institutional class***                          0                2                 0                 0
 Reinvestment of dividends - Institutional class***                      1,751            3,178             2,804             7,501
 Cost of shares redeemed - Institutional class***                      (31,722)         (24,970)          (89,689)              (90)
Net increase (decrease) in net assets resulting
 from capital share transactions - Institutional
 class***                                                              (29,971)         (21,790)          (86,885)            7,411
Increase (Decrease) in Net Assets                                   12,439,947       12,917,426        15,830,949        32,118,248

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Beginning net assets                                                95,936,695       83,019,269       178,412,991       146,294,743
Ending net assets                                                $ 108,376,642    $  95,936,695     $ 194,243,940     $ 178,412,991
Ending balance of undistributed net investment
 income (loss)                                                   $     412,251    $     385,671     $     373,542     $     444,443
------------------------------------------------------------------------------------------------------------------------------------


LifePath Funds                                                                Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------

                                                                                               LifePath 2030 Fund
                                                                   -----------------------------------------------
                                                                              For the                     For the
                                                                           Year Ended                  Year Ended
                                                                    February 28, 1999           February 28, 1998
------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
 Operations:
  Net investment income                                                 $   1,500,432               $   1,721,243
  Net realized gain (loss) on investments                                  11,793,389                   6,664,486
  Net change in unrealized appreciation (depreciation) of
     investments                                                            4,892,573                  20,833,854
 Net increase (decrease) in net assets resulting from
  operations                                                               18,186,394                  29,219,583
 Distributions to shareholders:
  From net investment income
     Class A                                                               (1,462,037)                 (1,721,740)
     Class B                                                                 (104,378)                    (28,281)
     Class C*                                                                       0                         N/A
     Institutional class**                                                       (559)                     (1,108)
  From net realized gain from sale of investments
     Class A                                                               (9,449,001)                 (6,317,229)
     Class B                                                               (1,610,010)                   (448,302)
     Class C*                                                                      (3)                        N/A
     Institutional class**                                                     (1,567)                     (2,388)
 Capital shares transactions:
  Proceeds from shares sold - Class A                                      20,226,565                  20,334,470
  Reinvestment of dividends - Class A                                      10,816,180                   7,987,742
  Cost of shares redeemed - Class A                                       (28,172,918)                (23,153,085)
 Net increase (decrease) in net assets resulting
  from capital share transactions - Class A                                 2,869,827                   5,169,127
  Proceeds from shares sold - Class B                                      12,693,677                  11,536,495
  Reinvestment of dividends - Class B                                       1,681,154                     473,399
  Cost of shares redeemed - Class B                                        (2,187,820)                   (351,165)
 Net increase (decrease) in net assets resulting
  from capital share transactions - Class B                                12,187,011                  11,658,729
  Proceeds from shares sold - Class C*                                         92,434                         N/A
  Reinvestment of dividends - Class C*                                              4                         N/A
  Cost of shares redeemed - Class C*                                                0                         N/A
 Net increase (decrease) in net assets resulting
  from capital share transactions - Class C*                                   92,438                         N/A
  Proceeds from shares sold - Institutional class**                                 0                           0
  Reinvestment of dividends - Institutional class**                             2,125                       3,494
  Cost of shares redeemed - Institutional class**                             (51,813)                     (4,321)
 Net increase (decrease) in net assets resulting from
  capital share transactions - Institutional class**                          (49,688)                       (827)
 Increase (Decrease) in Net Assets                                         20,658,427                  37,527,564

------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
 Beginning net assets                                                     138,647,021                 101,119,457
 Ending net assets                                                      $ 159,305,448               $ 138,647,021
 Ending balance of undistributed net investment
  income (loss)                                                         $     142,864               $     209,406
------------------------------------------------------------------------------------------------------------------

* This class of shares commenced operations on December 1, 1998 for all of the Funds, with the exception of Lifepath 2040, which commenced operations on July 1, 1998.
**   This class of shares ceased operations on January 6, 1999.

 The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets                                                  LifePath Funds
---------------------------------------------------------------------------------------------------

                                                                                 LifePath 2040 Fund
                                                           ----------------------------------------
                                                                      For the               For the
                                                                   Year Ended            Year Ended
                                                            February 28, 1999     February 28, 1998
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------
Operations:
 Net investment income                                            $ 1,019,258           $ 1,791,179
 Net realized gain (loss) on investments                           25,933,476            20,942,146
 Net change in unrealized appreciation (depreciation) of
    investments                                                    14,368,095            39,110,252
Net increase (decrease) in net assets resulting from
 operations                                                        41,320,829            61,843,577
Distributions to shareholders:
 From net investment income
    Class A                                                       (1,148,509)           (1,930,509)
    Class B                                                          (31,745)              (14,585)
    Class C*                                                                0                   N/A
    Institutional class**                                               (147)                 (263)
 From net realized gain from sale of investments
    Class A                                                       (21,855,410)          (21,055,603)
    Class B                                                       (4,844,750)           (1,893,805)
    Class C*                                                         (66,713)                   N/A
    Institutional class**                                             (1,998)               (2,348)
Capital shares transactions:
 Proceeds from shares sold - Class A                               42,012,833            53,851,530
 Reinvestment of dividends - Class A                               22,879,013            22,961,611
 Cost of shares redeemed - Class A                                (63,023,916)          (53,765,333)
Net increase (decrease) in net assets resulting
 from capital share transactions - Class A                          1,867,930            23,047,808
 Proceeds from shares sold - Class B                               33,585,155            28,753,908
 Reinvestment of dividends - Class B                                4,826,840             1,908,390
 Cost of shares redeemed - Class B                                (7,422,017)           (1,263,288)
Net increase (decrease) in net assets resulting
 from capital share transactions - Class B                         30,989,978            29,399,010
 Proceeds from shares sold - Class C*                               3,077,483                   N/A
 Reinvestment of dividends - Class C*                                  54,206                   N/A
 Cost of shares redeemed - Class C*                                   (8,777)                   N/A
Net increase (decrease) in net assets resulting
 from capital share transactions - Class C*                         3,122,912                   N/A
 Proceeds from shares sold - Institutional class**                         23                     0
 Reinvestment of dividends - Institutional class**                      2,145                 2,609
 Cost of shares redeemed - Institutional class**                     (31,077)                     0
Net increase (decrease) in net assets resulting from
 capital share transactions - Institutional class**                  (28,909)                 2,609
Increase (Decrease) in Net Assets                                  49,323,468            89,395,891

----------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------
Beginning net assets                                              278,975,816           189,579,925
Ending net assets                                                $328,299,284          $278,975,816
Ending balance of undistributed net investment
 income (loss)                                                   $   (36,738)          $    124,405
----------------------------------------------------------------------------------------------------


LifePath Funds                                                                                             Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period is as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Year Ended
                                                                                                                  Feb. 28, 1999
                                                                             ---------------------------------------------------
                                                                                    Class              Class              Class
                                                                                        A                 B*                C**
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                          $     10.83         $    10.91         $    11.24
                                                                            -------------       ------------       ------------
Income from investment operations:
  Net investment income                                                              0.36               0.07               0.04
  Net realized and unrealized gain (loss)
  on investments                                                                     0.32               0.29              (0.04)
                                                                            -------------       ------------       ------------
Total from investment operations                                                     0.68               0.36               0.00
Less distributions:
  Distributions from net investment income                                          (0.37)             (0.04)             (0.01)
  Distributions from net realized capital gains                                     (0.62)             (0.62)             (0.61)
                                                                            -------------       ------------       ------------
Total from Distributions                                                            (0.99)             (0.66)             (0.62)
                                                                            -------------       ------------       ------------
Net Asset Value, end of period                                                $     10.52         $    10.61         $    10.62
                                                                            =============       ============       ============
Total Return (not annualized)                                                        6.40%              3.35%              0.02%
Ratios/Supplemental Data:
  Net assets, end of period (000)                                             $    56,986         $    3,161         $    4,758
  Number of shares outstanding,
  end of period (000)                                                               5,416                298                448
Ratios to average net assets:(1)
  Ratio of expenses to average net assets                                            1.25%              1.70%              1.76%
  Ratio of net investment income to
  average net assets                                                                 3.27%              2.24%              2.27%
  Portfolio turnover (2)                                                               66%                66%                66%
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                                     1.31%              3.01%              2.66%
 Ratio of net investment income to average net
     assets prior to waived fees and reimbursed expenses                             3.21%              0.93%              1.37%
--------------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio. Annualized for periods of less than one year.
(2)  Represents the portfolio turnover of each Fund's Master Portfolio.
 *   Period from August 1, 1998 (commencement of operations) to February 28,
     1999.
**   Period from December 1, 1998 (commencement of operations) to February 28,
     1999.

 The accompanying notes are an integral part of these financial statements.

                                                                                                    LifePath Opportunity Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended       Year Ended        Year Ended       Year Ended
                                                            Feb. 28, 1998    Feb. 28, 1997     Feb. 29, 1996    Feb. 28, 1995
                                                        -----------------  ---------------   ---------------  ---------------
                                                                    Class            Class             Class            Class
                                                                        A                A                 A                A
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                          $     10.71      $     10.64      $       9.92      $     10.00
                                                           --------------   --------------   ---------------   --------------
Income from investment operations:
  Net investment income                                              0.43             0.42              0.40             0.34
  Net realized and unrealized gain (loss)
  on investments                                                     0.81             0.28              0.86            (0.14)
                                                           --------------   --------------   ---------------   --------------
Total from investment operations                                     1.24             0.70              1.26             0.20
Less distributions:
  Distributions from net investment income                          (0.44)           (0.42)            (0.41)           (0.27)
  Distributions from net realized capital gains                     (0.68)           (0.21)            (0.13)           (0.01)
                                                           --------------   --------------   ---------------   --------------
Total from Distributions                                            (1.12)           (0.63)            (0.54)           (0.28)
                                                           --------------   --------------   ---------------   --------------
Net Asset Value, end of period                                $     10.83      $     10.71      $      10.64      $      9.92
                                                           ==============   ==============   ===============   ==============

Total Return (not annualized)                                       11.99%            6.74%            12.98%            2.10%
Ratios/Supplemental Data:
  Net assets, end of period (000)                             $    67,909      $    84,949      $    100,070      $    54,617
  Number of shares outstanding,
  end of period (000)                                               6,272            7,934             9,406            5,503
Ratios to average net assets:(1)
  Ratio of expenses to average net assets                            1.20%            1.20%             1.20%            1.20%
  Ratio of net investment income to
  average net assets                                                 3.83%            3.93%             4.00%            4.62%
  Portfolio turnover (2)                                               39%             108%               84%              17%

-------------------------------------------------------------------------------------------------------------------------------

 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                      N/A              N/A               N/A              N/A

 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses               N/A              N/A               N/A              N/A

-------------------------------------------------------------------------------------------------------------------------------


LifePath Funds                                                                        Financial Highlights
-----------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period is as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                              Year Ended
                                                                                           Feb. 28, 1999
                                                            --------------------------------------------
                                                                   Class           Class           Class
                                                                       A               B              C*
-----------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                          $    13.16      $    13.10      $    13.98
                                                            ------------    ------------    ------------
Income from investment operations:
  Net investment income
  Net realized and unrealized gain (loss)                           0.32            0.22            0.04
  on investments                                                    0.94            0.97            0.09
                                                            -------------   -------------   -------------
Total from investment operations                                    1.26            1.19            0.13
Less distributions:
  Distributions from net investment income                         (0.33)          (0.22)          (0.00)+
  Distributions from net realized capital gains                    (0.82)          (0.82)          (0.82)
                                                            -------------   -------------   -------------
Total from Distributions                                           (1.15)          (1.04)          (0.82)
                                                            -------------   -------------   -------------
Net Asset Value, end of period                                $    13.27      $    13.25      $    13.29
                                                            =============   =============   =============
Total Return (not annualized)                                       9.91%           9.30%           1.11%
Ratios/Supplemental Data:
  Net assets, end of period (000)                             $   89,543      $   18,158      $      675
  Number of shares outstanding,
  end of period (000)                                              6,750           1,371              51
Ratios to average net assets(1)
  Ratio of expenses to average net assets                           1.25%           1.76%           1.76%
  Ratio of net investment income to
  average net assets                                                2.42%           1.90%           2.04%
  Portfolio turnover(2)                                               38%             38%             38%

-----------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                    1.28%           1.84%           7.72%

 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses             2.39%           1.82%          (3.92%)

-----------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio. Annualized for periods of less than one year.
(2)  Represents the portfolio turnover of each Fund's Master Portfolio.
  * Period from December 1, 1998 (commencement of operations) to February 28, 1999.
  +  Distribution was less than $.01 per share.

The accompanying notes are an integral part of these financial statements.


Financial Highlights                                                                                                 LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                 LifePath 2010 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Year Ended      Year Ended      Year Ended      Year Ended
                                                                      Feb. 28, 1998   Feb. 28, 1997   Feb. 29, 1996   Feb. 28, 1995
                                                         ---------------------------  --------------  --------------  --------------
                                                               Class          Class           Class           Class           Class
                                                                   A              B               A               A               A
                                                         ---------------------------  --------------  --------------  --------------

Net Asset Value, beginning of period                      $    12.20      $   12.02      $    11.42      $     9.99      $    10.00
                                                          ----------      ---------      ----------      ----------      ----------
Income from investment operations:
  Net investment income
  Net realized and unrealized gain (loss)                       0.36           0.19            0.34            0.32            0.34
  on investments                                                1.82           1.88            0.95            1.58           (0.02)
                                                          ----------      ---------      ----------      ----------      ----------
Total from investment operations                                2.18           2.07            1.29            1.90            0.32
Less distributions:
  Distributions from net investment income                     (0.38)         (0.15)          (0.34)          (0.33)          (0.28)
  Distributions from net realized capital gains                (0.84)         (0.84)          (0.17)          (0.14)          (0.05)
                                                          ----------      ---------      ----------      ----------      ----------
Total from Distributions                                       (1.22)         (0.99)          (0.51)          (0.47)          (0.33)

                                                          ----------      ---------      ----------      ----------      ----------
Net Asset Value, end of period                            $    13.16      $   13.10      $    12.20      $    11.42      $     9.99
                                                          ==========      =========      ==========      ==========      ==========
Total Return (not annualized)                                  18.45%         17.64%          11.60%          19.40%           3.31%
Ratios/Supplemental Data:
  Net assets, end of period (000)                         $   89,659      $   6,248      $   82,971      $   67,178      $   36,764
  Number of shares outstanding,
  end of period (000)                                          6,815            477           6,801           5,883           3,679
Ratios to average net assets(1)
  Ratio of expenses to average net assets                       1.20%          1.70%           1.20%           1.20%           1.20%
  Ratio of net investment income to
  average net assets                                            2.85%          2.15%           3.16%           3.06%           4.40%
  Portfolio turnover (2)                                          46%            46%             73%             39%             24%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                 N/A             N/A            N/A             N/A             N/A

 Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses          N/A             N/A            N/A             N/A             N/A

-----------------------------------------------------------------------------------------------------------------------------------

LifePath Funds                                                                         Financial Highlights
-----------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period is as follows:


-----------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                                              Feb. 28, 1999
                                                         --------------------------------------------------
                                                                     Class            Class           Class
                                                                         A                B              C*
-----------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                           $     14.70      $     14.55      $    15.82
                                                            --------------   --------------   -------------
Income from investment operations:
  Net investment income                                               0.24             0.15            0.01
  Net realized and unrealized gain (loss) on investments              1.47             1.48            0.22
                                                            --------------   --------------   -------------
Total from investment operations                                      1.71             1.63            0.23
Less distributions:
  Distributions from net investment income                           (0.25)           (0.15)          (0.00)+
  Distributions from net realized capital gains                      (1.25)           (1.24)          (1.23)
                                                            --------------   --------------   -------------
Total from Distributions                                             (1.50)           (1.39)          (1.23)
                                                            --------------   --------------   -------------
Net Asset Value, end of period                                 $     14.91      $     14.79      $    14.82
                                                            ==============   ==============   =============
Total Return (not annualized)                                        12.02%           11.56%           1.70%
Ratios/Supplemental Data:
  Net assets, end of period (000)                              $   165,584      $    28,467      $      192
  Number of shares outstanding, end of period (000)                 11,104            1,925              13
Ratios to average net assets:(1)
  Ratio of expenses to average net assets                             1.25%            1.76%           1.71%
  Ratio of net investment income to average net assets                1.61%            1.04%           0.76%
  Portfolio turnover (2)                                                36%              36%             36%
--------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                      1.26%            1.84%          52.02%

  Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses               1.60%            0.96%         (49.55%)
--------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio. Annualized for periods of less than one year.
(2)  Represents the portfolio turnover of each Fund's Master Portfolio.
*    Period from December 1, 1998 (commencement of operations) to February 28,
     1999.
+    Distribution was less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                                                                                                LifePath Funds
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                LifePath 2020 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended     Year Ended     Year Ended     Year Ended
                                                                        Feb. 28, 1998  Feb. 28, 1997  Feb. 29, 1996  Feb. 28, 1995
                                                       ------------------------------  -------------  -------------  -------------
                                                                 Class          Class          Class          Class          Class
                                                                     A              B              A              A              A
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                         $   12.98      $   12.79      $   11.98      $   10.17      $   10.00
                                                             ---------      ---------      ---------      ---------      ---------
Income from investment operations:
  Net investment income                                           0.28           0.14           0.27           0.27           0.28
  Net realized and unrealized gain (loss) on investments          2.73           2.74           1.43           2.03           0.12
                                                             ---------      ---------      ---------      ---------      ---------
Total from investment operations                                  3.01           2.88           1.70           2.30           0.40
Less distributions:
  Distributions from net investment income                       (0.29)         (0.12)         (0.28)         (0.28)         (0.23)
  Distributions from net realized capital gains                  (1.00)         (1.00)         (0.42)         (0.21)         0 .00
                                                             ---------      ---------      ---------      ---------      ---------
Total from Distributions                                         (1.29)         (1.12)         (0.70)         (0.49)         (0.23)
                                                             ---------      ---------      ---------      ---------      ---------
Net Asset Value, end of period                               $   14.70      $   14.55      $   12.98      $   11.98      $   10.17
                                                             =========      =========      =========      =========      =========

Total Return (not annualized)                                    23.97%         23.05%         14.65%         22.94%          4.12%
Ratios/Supplemental Data:
  Net assets, end of period (000)                            $ 166,198      $  12,129      $ 146,226      $ 122,488      $  66,036
  Number of shares outstanding, end of period (000)             11,304            884         11,264         10,224          6,494
Ratios to average net assets:(1)
  Ratio of expenses to average net assets                         1.20%          1.70%          1.20%          1.20%          1.20%
  Ratio of net investment income to average net assets            2.05%          1.33%          2.33%          2.45%          3.64%
  Portfolio turnover (2)                                            41%            41%            61%            49%            28%

------------------------------------------------------------------------------------------------------------------------------------


  Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                   N/A            N/A            N/A            N/A             N/A

  Ratio of net investment income to average net
    assets prior to waived fees and reimbursed expenses            N/A            N/A            N/A            N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------


LifePath Funds                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period is as follows:


--------------------------------------------------------------------------------------------------------------------
                                                                                                         Year Ended
                                                                                                      Feb. 28, 1999
                                                      --------------------------------------------------------------
                                                                        Class              Class              Class
                                                                            A                  B                 C*
--------------------------------------------------------------------------------------------------------------------
 Net Asset Value, beginning of period                          $        16.51      $       16.28      $       17.89
                                                               --------------      -------------      -------------
 Income from investment operations:
   Net investment income                                                 0.18               0.09               0.00
   Net realized and unrealized gain on investments                       1.93               1.92               0.31
                                                               --------------      -------------      -------------
 Total from investment operations                                        2.11               2.01               0.31
 Less distributions:
   Distributions from net investment income                             (0.19)             (0.10)             (0.00)+
   Distributions from net realized capital gains                        (1.28)             (1.26)             (1.26)
                                                               --------------      -------------      -------------
 Total from Distributions                                               (1.47)             (1.36)             (1.26)
                                                               --------------      -------------      -------------
 Net Asset Value, end of period                                $        17.15      $       16.93      $       16.94
                                                               ==============      =============      =============

 Total Return (not annualized)                                          13.25%             12.64%              1.98%
 Ratios/Supplemental Data:
   Net assets, end of period (000)                             $      134,008      $      25,206      $      91,999
   Number of shares outstanding, end of period (000)                    7,812              1,489              5,432
 Ratios to average net assets:(1)
   Ratio of expenses to average net assets                               1.23%              1.75%              1.73%
   Ratio of net investment income to average net assets                  1.07%              0.52%              0.16%
Portfolio turnover (2)                                                     19%                19%                19%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     prior to waived fees and reimbursed expenses                        1.26%              1.84%             72.87%

Ratio of net investment income to average net
     assets prior to waived fees and reimbursed expenses                 1.04%              0.43%            (70.98%)
----------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio. Annualized for periods of less than one year.
(2)  Represents the portfolio turnover of each Fund's Master Portfolio.
*    Period from December 1, 1998 (commencement of operations) to February 28,
     1999.
+    Distribution was less than $.01 per share.

 The accompanying notes are an integral part of these financial statements.

Financial Highlights                                                                                                 LifePath Fund
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                LifePath 2030 Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Year Ended     Year Ended      Year Ended     Year Ended
                                                                       Feb. 28, 1998  Feb. 28, 1997   Feb. 29, 1996  Feb. 28, 1995
                                                      ------------------------------------------------------------------------------

                                                                Class          Class          Class           Class          Class
                                                                    A              B              A               A              A
------------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, beginning of period                       $   13.83      $   13.63      $   12.34       $   10.17      $   10.00
                                                            ---------      ---------      ---------       ---------      ---------
 Income from investment operations:
   Net investment income                                         0.23           0.10           0.22            0.21           0.26
   Net realized and unrealized gain on investments               3.54           3.50           1.83            2.45           0.13
                                                            ---------      ---------      ---------       ---------      ---------
 Total from investment operations                                3.77           3.60           2.05            2.66           0.39
 Less distributions:
   Distributions from net investment income                     (0.23)         (0.09)         (0.23)          (0.22)         (0.22)

   Distributions from net realized capital gains                (0.86)         (0.86)         (0.33)          (0.27)          0.00
                                                            ---------      ---------      ---------       ---------      ---------
 Total from Distributions                                       (1.09)         (0.95)         (0.56)          (0.49)         (0.22)
                                                            ---------      ---------      ---------       ---------      ---------
 Net Asset Value, end of period
                                                            $   16.51      $   16.28      $    13.83      $   12.34      $   10.17
                                                            =========      =========      ==========      =========      =========
 Total Return (not annualized)                                  28.01%         26.93%         17.01%          26.53%          4.03%
 Ratios/Supplemental Data:
   Net assets, end of period (000)                          $ 126,131      $  12,469      $ 101,078       $  83,012      $  41,153
   Number of shares outstanding, end of period (000)            7,642            766          7,307           6,728          4,045
 Ratios to average net assets:(1)
   Ratio of expenses to average net assets                       1.20%          1.70%          1.20%           1.20%          1.20%
   Ratio of net investment income to average net assets          1.50%          0.76%          1.81%           1.92%          3.35%
 Portfolio turnover (2)                                            27%            27%            42%             39%            40%
------------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets
     prior to waived fees and reimbursed expenses                 N/A            N/A            N/A             N/A            N/A

Ratio of net investment income to average net
     assets prior to waived fees and reimbursed expenses          N/A            N/A            N/A             N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------



LifePath Funds                                                                                           Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period is as follows:


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Year Ended
                                                                                                                Feb. 28, 1999
                                                             ----------------------------------------------------------------
                                                                             Class                 Class                Class
                                                                                 A                     B                   C*
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                $        17.07         $       16.76         $     18.01
                                                                    ---------------        --------------        ------------
Income from investment operations:
  Net investment income                                                       0.08                 (0.01)              (0.01)
  Net realized and unrealized gain on investments                             2.39                  2.33                1.08
                                                                    ---------------        --------------        ------------
Total from investment operations                                              2.47                  2.32                1.07
Less distributions:
  Distributions from net investment income                                   (0.08)                (0.01)              (0.00)+
  Distributions from net realized capital gains                              (1.59)                (1.55)              (1.55)
                                                                    ---------------        --------------        ------------
Total from Distributions                                                     (1.67)                (1.56)              (1.55)
                                                                    ---------------        --------------        ------------
Net Asset Value, end of period                                      $        17.87         $       17.52         $     17.53
                                                                    ===============        ==============        ============
Total Return (not annualized)                                                14.98%                14.37%               6.40%
Ratios/Supplemental Data:
  Net assets, end of period (000)                                   $      261,808         $      63,395         $     3,096
  Number of shares outstanding, end of period (000)                         14,649                 3,618                 177

Ratios to average net assets:(1)
  Ratio of expenses to average net assets                                     1.25%                 1.75%               1.71%
  Ratio of net investment income to average net assets                        0.42%                (0.12%)             (0.39%)
  Portfolio turnover (2)                                                        19%                   19%                 19%

-------------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                              1.26%                 1.78%               4.71%

  Ratio of net investment income to average
    net assets prior to waived fees and
    reimbursed expenses                                                       0.41%                (0.15%)             (3.39%)
--------------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio. Annualized for periods of less than one year.
(2)  Represents the portfolio turnover of each Fund's Master Portfolio.
  * Period from July 1, 1998 (commencement of operations) to February 28, 1999. + Distribution was less than $.01 per share.

 The accompanying notes are an integral part of these financial statements.


Financial Highlights                                                                                                   LifePath Fund
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  LifePath 2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended      Year Ended      Year Ended     Year Ended
                                                                       Feb. 28, 1998   Feb. 28, 1997   Feb. 29, 1996  Feb. 28, 1995
                                                       ----------------------------- --------------- --------------- --------------
                                                                Class          Class           Class           Class          Class
                                                                    A              B               A               A              A
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period                        $   14.50      $   14.29      $    12.84      $    10.37      $   10.00
                                                            ----------     ----------     -----------     -----------     ----------

Income from investment operations:
  Net investment income                                          0.13           0.03            0.16            0.15           0.18
  Net realized and unrealized gain on investments                4.17           4.06            2.35            2.82           0.34
                                                            ----------     ----------     -----------     -----------     ----------
Total from investment operations                                 4.30           4.09            2.51            2.97           0.52
Less distributions:
  Distributions from net investment income                      (0.14)         (0.03)          (0.16)          (0.16)         (0.15)
  Distributions from net realized capital gains                 (1.59)         (1.59)          (0.69)          (0.34)          0.00
                                                            ----------     ----------     -----------     -----------     ----------
Total from Distributions                                        (1.73)         (1.62)          (0.85)          (0.50)         (0.15)
                                                            ----------     ----------     -----------     -----------     ----------
Net Asset Value, end of period                                  17.07      $   16.76      $    14.50      $    12.84      $   10.37
                                                            ==========     ==========     ===========     ===========     ==========
Total Return (not annualized)                                   30.66%         29.47%          20.17%          28.91%          5.26%
Ratios/Supplemental Data:
  Net assets, end of period (000)                           $ 248,195      $  30,754      $  189,560      $  142,738      $  56,737
  Number of shares outstanding, end of period (000)            14,537          1,835          13,073          11,114          5,472

Ratios to average net assets:(1)
  Ratio of expenses to average net assets                        1.20%          1.70%           1.20%           1.20%          1.20%
  Ratio of net investment income to average net assets           0.82%          0.08%           1.22%           1.29%          2.35%
  Portfolio turnover (2)                                           34%            34%             48%             29%             5%

------------------------------------------------------------------------------------------------------------------------------------

  Ratio of expenses to average net assets
    prior to waived fees and reimbursed expenses                  N/A             N/A            N/A             N/A             N/A


  Ratio of net investment income to average
    net assets prior to waived fees and
    reimbursed expenses                                           N/A             N/A            N/A             N/A             N/A

------------------------------------------------------------------------------------------------------------------------------------


LifePath Funds                                 Notes to the Financial Statements
--------------------------------------------------------------------------------

Notes to the Financial Statements

1. Significant Accounting Policies

Organization

   Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 18, 1993. The Trust currently issues the following separate funds, which commenced operations on March 1, 1994: LifePath Opportunity, formerly known as LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Each Fund is authorized to issue three classes of shares: Class A, Class B and Class C. LifePath Opportunity Class B shares commenced operations on August 1, 1998. Each Fund's Class C shares, with the exception of LifePath 2040 Class C shares, commenced operations on December 1, 1998. LifePath 2040 Class C shares commenced operations on July 1, 1998. On March 1, 1997, the Retail Class' name was changed to Class A and all Funds, except Lifepath Opportunity, commenced offering Class B shares. As of January 6, 1999 Institutional Class shares are no longer offered by the Funds. The three classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

Notes to the Financial Statements                                 LifePath Funds
--------------------------------------------------------------------------------

Investment Policy and Security Valuation

   Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name, with the exception of LifePath Opportunity Fund, whose corresponding Master Portfolio is the LifePath 2000 Master Portfolio. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (54.83%, 44.50%, 52.88%, 57.54%, and 66.61%) for
the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at February 28, 1999. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Portfolio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities and money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

Security Transactions and Income Recognition

   Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

   The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

LifePath Funds                                 Notes to the Financial Statements
--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders

   Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

   Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required.

2. Agreements and Other Transactions with Affiliates

   The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.14% for Class A, Class B and Class C of each Fund's average daily net assets. Prior to August 1, 1998, the Trust paid an annual rate of 0.10% of the average daily net assets for Class A, Class B and Class C for transfer and dividend disbursing agency fees.

   On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B and Class C may pay each Shareholder Servicing Agent a fee of up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Investors, N.A. ("BGI"). Prior to August 1, 1998, the Trust paid an annual rate of 0.20% of the average daily net assets for Class A, Class B and Class C for shareholder servicing fees.

Notes to the Financial Statements                                 LifePath Funds
--------------------------------------------------------------------------------

     Stephens Inc. ("Stephens"), is the Funds' co-administrator and distributor. The Trust has entered into an agreement with Stephens on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred on behalf of the Class A, Class B and Class C shares. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B and Class C shares on an annual basis.

     Certain officers and directors of the Trust are also officers of Stephens. At February 28, 1999, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

     Investors Bank & Trust Company ("IBT") serves as the Sub-Administrator to each Fund. IBT is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

     Prior to August 1, 1998 the Trust had entered into administration services arrangements with WFB and Stephens, as co- administrators, who had agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. Under the arrangement, WFB and Stephens were entitled to receive for these services a combined fee (expressed as a percentage of average daily net assets) from each Fund of 0.10%. This fee was an "all-in" or "semi-unified" fee and WFB and Stephens, in consideration thereof, had agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. WFB and Stephens may delegate certain of their administration duties to sub-administrators. Under the agreement, the Funds' ordinary operating expenses are now being charged to the Funds.

     Effective August 1, 1998 under the new administration services agreement, WFB and Stephens are entitled to receive for administration services 0.03% and 0.04% (expressed as a percentage of average daily net assets) respectively, from each Fund.

LifePath Funds                                 Notes to the Financial Statements
--------------------------------------------------------------------------------

3.   Capital Share Transactions

     As of February 28, 1999, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund were as follows:

                                                                                          LifePath Opportunity Fund
                                                                       ---------------------------------------------
                                                                                  For the                   For the
                                                                               Year Ended                Year Ended
                                                                        February 28, 1999         February 28, 1998
--------------------------------------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                                            867,014                 1,069,311
 Shares issued in reinvestments of dividends - Class A                            499,441                   642,199
 Shares redeemed - Class A                                                     (2,221,613)               (3,374,501)
Net increase (decrease) in shares outstanding - Class A                          (855,158)               (1,662,991)
 Shares sold - Class B*                                                           294,447                       N/A
 Shares issued in reinvestments of dividends - Class B*                             5,288                       N/A
 Shares redeemed - Class B*                                                        (1,758)                      N/A
Net increase (decrease) in shares outstanding - Class B*                          297,977                       N/A
 Shares sold - Class C**                                                          450,487                       N/A
 Shares issued in reinvestments of dividends - Class C**                            4,435                       N/A
 Shares redeemed - Class C**                                                       (6,990)                      N/A
Net increase (decrease) in shares outstanding - Class C**                         447,932                       N/A
 Shares sold - Institutional Class***                                                   0                         0
 Shares issued in reinvestments of dividends -
    Institutional Class***                                                             79                        86
 Shares redeemed - Institutional Class***                                          (1,434)                        0
Net increase (decrease) in shares outstanding -
  Institutional Class***                                                           (1,355)                       86


  *  Period from August 1, 1998 (commencement of operations) to February 28,
     1999.
 ** Period from December 1, 1998 (commencement of operations) to February 28, 1999.
***  This class of shares ceased operations on January 6, 1999.


Notes to the Financial Statements                                                                LifePath Funds
---------------------------------------------------------------------------------------------------------------

                                                                                             LifePath 2010 Fund
                                                                   ---------------------------------------------
                                                                              For the                   For the
                                                                           Year Ended                Year Ended
                                                                    February 28, 1999         February 28, 1998
----------------------------------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                                      1,020,734                 1,237,645
 Shares issued in reinvestments of dividends - Class A                        560,450                   625,584
 Shares redeemed - Class A                                                 (1,646,679)               (1,849,051)
Net increase (decrease) in shares outstanding - Class A                       (65,495)                   14,178
 Shares sold - Class B                                                        992,503                   479,146
 Shares issued in reinvestments of dividends - Class B                         85,527                    22,852
 Shares redeemed - Class B                                                   (184,348)                  (25,082)
Net increase (decrease) in shares outstanding - Class B                       893,682                   476,916
 Shares sold - Class C*                                                        52,970                       N/A
 Shares issued in reinvestments of dividends - Class C*                           149                       N/A
 Shares redeemed - Class C*                                                    (2,312)                      N/A
Net increase (decrease) in shares outstanding - Class C*                       50,807                       N/A
 Shares sold - Institutional Class**                                                0                         0
 Shares issued in reinvestments of dividends -
    Institutional Class**                                                         150                       283
 Shares redeemed - Institutional Class**                                       (2,676)                   (2,200)
Net increase (decrease) in shares outstanding -
 Institutional Class**                                                         (2,526)                   (1,917)

 *  Period from December 1, 1998 (commencement of operations) to February 28,
    1999.
**  This class of shares ceased operations on January 6, 1999.


LifePath Funds                                                                Notes to the Financial Statements
---------------------------------------------------------------------------------------------------------------

                                                                                           LifePath 2020 Fund
                                                                 -----------------------------------------------
                                                                            For the                   For the
                                                                         Year Ended                Year Ended
                                                                  February 28, 1999         February 28, 1998
----------------------------------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                                    1,264,123                 2,024,326
 Shares issued in reinvestments of dividends - Class A                    1,080,114                 1,004,243
 Shares redeemed - Class A                                               (2,544,176)               (2,988,127)
Net increase (decrease) in shares outstanding - Class A                    (199,939)                   40,442
 Shares sold - Class B                                                    1,115,798                   826,855
 Shares issued in reinvestments of dividends - Class B                      145,849                    42,494
 Shares redeemed - Class B                                                 (170,526)                  (35,689)
Net increase (decrease) in shares outstanding - Class B                   1,091,121                   833,660
 Shares sold - Class C*                                                      12,981                       N/A
 Shares issued in reinvestments of dividends - Class C*                           0                       N/A
 Shares redeemed - Class C*                                                       0                       N/A
Net increase (decrease) in shares outstanding - Class C*                     12,981                       N/A
 Shares sold - Institutional Class**                                              0                         0
 Shares issued in reinvestments of dividends -
    Institutional Class**                                                       203                       572
 Shares redeemed - Institutional Class**                                     (6,383)                       (7)
Net increase (decrease) in shares outstanding -
 Institutional Class**                                                       (6,180)                      565

 *  Period from December 1, 1998 (commencement of operations) to February 28,
    1999.
**  This class of shares ceased operations on January 6, 1999.


Notes to the Financial Statements                                                              LifePath Funds
-------------------------------------------------------------------------------------------------------------
                                                                                           LifePath 2030 Fund
                                                                 --------------------------------------------
                                                                            For the                   For the
                                                                         Year Ended                Year Ended
                                                                  February 28, 1999         February 28, 1998
-------------------------------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                                    1,172,524                 1,342,637
 Shares issued in reinvestments of dividends - Class A                      651,658                   518,299
 Shares redeemed - Class A                                               (1,654,268)               (1,526,062)
Net increase (decrease) in shares outstanding - Class A                     169,914                   334,874
 Shares sold - Class B                                                      751,326                   757,631
 Shares issued in reinvestments of dividends - Class B                      102,843                    30,895
 Shares redeemed - Class B                                                 (131,556)                  (22,437)
Net increase (decrease) in shares outstanding - Class B                     722,613                   766,089
 Shares sold - Class C*                                                       5,432                       N/A
 Shares issued in reinvestments of dividends - Class C*                           0                       N/A
 Shares redeemed - Class C*                                                       0                       N/A
Net increase (decrease) in shares outstanding - Class C*                      5,432                       N/A
 Shares sold - Institutional Class**                                              0                       N/A
 Shares issued in reinvestments of dividends -
    Institutional Class**                                                       131                       236
 Shares redeemed - Institutional Class**                                     (3,060)                     (297)
Net increase (decrease) in shares outstanding -
 Institutional Class**                                                       (2,929)                      (61)

 *  Period from December 1, 1998 (commencement of operations) to February 28,
    1999.
**  This class of shares ceased operations on January 6, 1999.


LifePath Funds                                                                        Notes to the Financial Statements
-----------------------------------------------------------------------------------------------------------------------

                                                                                                     LifePath 2040 Fund
                                                                            -------------------------------------------
                                                                                       For the                  For the
                                                                                    Year Ended               Year Ended
                                                                             February 28, 1999        February 28, 1998
-----------------------------------------------------------------------------------------------------------------------
Shares Issued And Redeemed:
 Shares sold - Class A                                                               2,357,636                3,374,578
 Shares issued in reinvestments of dividends - Class A1,345,789                      1,443,325
 Shares redeemed - Class A                                                          (3,591,842)              (3,354,023)
Net increase (decrease) in shares outstanding - Class A                                111,583                1,463,880
 Shares sold - Class B                                                               1,928,530                1,791,429
 Shares issued in reinvestments of dividends - Class B                                 289,911                  122,045
 Shares redeemed - Class B                                                            (435,742)                 (78,517)
Net increase (decrease) in shares outstanding - Class B                              1,782,699                1,834,957
 Shares sold - Class C*                                                                173,900                      N/A
 Shares issued in reinvestments of dividends - Class C*                                  3,257                      N/A
 Shares redeemed - Class C*                                                               (496)                     N/A
Net increase (decrease) in shares outstanding - Class C*                               176,661                      N/A
 Shares sold - Institutional Class**                                                         0                        0
 Shares issued in reinvestments of dividends -
    Institutional Class**                                                                  133                      171
 Shares redeemed - Institutional Class**                                                (1,768)                       0
Net increase (decrease) in shares outstanding -
 Institutional Class**                                                                  (1,635)                     171

4.  Portfolio Securities Loaned

As of February 28, 1999, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio's financial statements.



 *  Period from July 1, 1998 (commencement of operations) to February 28,
    1999.
**  This class of shares ceased operations on January 6, 1999.

Independent Auditor's Report                                      LifePath Funds
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

Stagecoach Trust:

   We have audited the accompanying statements of assets and liabilities of Stagecoach Trust (comprising respectively, LifePath Opportunity Fund (formerly LifePath 2000 Fund), LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund) as of February 28, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Trust as of February 28, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                             /s/ KPMG LLP

San Francisco, California
April 2, 1999


LifePath Funds                                                               LifePath Master Portfolios - February 28, 1999
---------------------------------------------------------------------------------------------------------------------------

                                                                   LifePath 2000                              LifePath 2010
                                                --------------------------------            -------------------------------
                                                    Shares                 Value                Shares                Value
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                                     20.64%                45.03%
LARGE CAP GROWTH STOCKS
Percent of Net Assets                                                      5.36%                14.85%
Abbott Laboratories                                  1,503            $   69,796                 9,954           $  462,239
Airtouch Communications *                              645                58,735                 3,823              348,132
ALZA Corp *                                             87                 4,562                   564               29,575
America Online Inc                                   4,800               426,938                10,520              935,670
American Express Corp                                  441                47,849                 2,964              321,594
American Home Products Corp                          1,305                77,648                 8,653              514,854
American International Group Inc                     1,232               140,371                 8,150              928,591
Ameritech Corp                                       1,199                78,385                 7,222              472,138
Amgen Inc                                              237                29,595                 1,579              197,178
Anheuser-Busch Inc                                     522                40,031                 3,100              237,731
Ascend Communications Inc *                            235                18,080                 1,412              108,636
Automatic Data Processing                              558                22,181                 4,016              159,636
Avery Dennison Corp                                     70                 3,758                   816               43,809
Avon Products Inc                                      180                 7,493                 1,759               73,218
Baxter International Inc                               305                21,464                 1,972              138,780
Becton Dickinson & Co                                  178                 5,963                 1,674               56,079
Bestfoods                                              321                15,067                 1,939               91,012
BMC Software Inc *                                   1,049                42,878                 1,365               55,794
Boston Scientific Corp *                               412                10,918                 2,561               67,867
Bristol-Myers Squibb Co                                939               118,255                 6,569              827,283
Campbell Soup Co                                       480                19,290                 2,934              117,910
Cardinal Health Inc                                    721                52,047                 2,282              164,732
Ceridian Corp                                           96                 6,876                   502               35,956
Charles Schwab & Co Inc                                247                18,417                 2,745              204,674
Cisco Systems Inc *                                  1,491               145,838                10,426            1,019,793
Clorox Co                                              233                27,567                   805               95,242
Coca-Cola Co                                         2,417               154,537                16,234            1,037,961
Coca-Cola Co Class A                                 1,036                32,116                 2,655               82,305
Colgate-Palmolive Co                                   384                32,592                 2,008              170,429
Comcast Corp Class A                                   290                20,572                 2,484              176,209
Computer Associates International Inc                  524                22,008                 3,517              147,714
Compuware Corp                                         900                50,344                 1,690               94,534
Corning Inc                                            185                 9,898                 1,438               76,933
CVS Corp                                               314                16,642                 2,651              140,503
Danaher Corp                                           500                24,125                   677               32,665
Dayton-Hudson Corp                                     373                23,336                 2,898              181,306
Dell Computer Corp *                                 1,266               101,438                 8,312              665,999
Dollar General Corp                                    473                14,160                 1,121               33,560
Dover Corp                                             185                 6,290                 1,553               52,802
Dun & Bradstreet Corp                                   75                 2,569                 1,060               36,305
Ecolab Inc                                              84                 3,350                   746               29,747
EMC Corp                                               423                43,305                 3,280              335,790
Equifax Inc                                            161                 6,078                   900               33,975
Federal Home Loan Mortgage Corp                        703                41,389                 4,344              255,753


LifePath Master Portfolios - February 28, 1999                                                                        LifePath Funds
------------------------------------------------------------------------------------------------------------------------------------

                                                   LifePath 2020                     LifePath 2030                     LifePath 2040
                                     ---------------------------       ---------------------------       ---------------------------
                                         Shares            Value           Shares            Value           Shares            Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                     66.80%                            81.88%                            97.60%
LARGE CAP GROWTH STOCKS
Percent of Net Assets                                     23.59%                            28.14%                            36.32%
Abbott Laboratories                      24,316       $1,129,174           21,869       $1,015,542           50,437       $2,342,168
Airtouch Communications *                 9,236          841,053            8,187          745,529           19,000        1,730,188
ALZA Corp *                               1,418           74,356            1,251           65,599            2,961          155,267
America Online Inc                       17,426        1,550,201           16,676        1,483,503           37,150        3,304,034
American Express Corp                     7,247          786,300            6,608          716,968           15,056        1,633,576
American Home Products Corp              21,068        1,253,546           19,080        1,135,260           43,831        2,607,945
American International Group Inc         19,766        2,252,089           17,850        2,033,784           40,730        4,640,674
Ameritech Corp                           17,563        1,148,181           15,871        1,037,567           36,619        2,393,967
Amgen Inc                                 4,045          505,119            3,606          450,299            8,458        1,056,193
Anheuser-Busch Inc                        7,688          589,574            6,941          532,288           15,972        1,224,853
Ascend Communications Inc *               3,734          287,285            3,048          234,506            7,282          560,259
Automatic Data Processing                 9,618          382,316            8,703          345,944           20,106          799,214
Avery Dennison Corp                       1,832           98,356            1,674           89,873            4,008          215,180
Avon Products Inc                         4,311          179,445            3,780          157,343            8,769          365,010
Baxter International Inc                  4,650          327,244            4,066          286,145            9,543          671,589
Becton Dickinson & Co                     4,072          136,412            3,490          116,915            8,335          279,223
Bestfoods                                 4,705          220,841            4,106          192,725            9,519          446,798
BMC Software Inc *                        3,299          134,847            2,939          120,132            6,890          281,629
Boston Scientific Corp *                  6,347          168,196            5,689          150,759           13,148          348,422
Bristol-Myers Squibb Co                  15,867        1,998,250           14,280        1,798,388           32,966        4,151,656
Campbell Soup Co                          7,177          288,426            6,541          262,866           14,929          599,959
Cardinal Health Inc                       4,773          344,551            4,284          309,251           10,977          792,402
Ceridian Corp                             1,216           87,096            1,084           77,642            2,478          177,487
Charles Schwab & Co Inc                   6,480          483,165            5,727          427,020           13,368          996,752
Cisco Systems Inc *                      25,324        2,477,004           22,615        2,212,030           52,366        5,122,049
Clorox Co                                 1,942          229,763            1,736          205,391            3,866          457,396
Coca-Cola Co                             39,432        2,521,184           35,482        2,268,630           81,805        5,230,407
Coca-Cola Co Class A                      6,219          192,789            5,699          176,669           13,050          404,550
Colgate-Palmolive Co                      4,769          404,769            4,191          355,711            9,708          823,967
Comcast Corp Class A                      5,870          416,403            5,297          375,756           12,340          875,369
Computer Associates International Inc     8,716          366,072            7,778          326,676           17,940          753,480
Compuware Corp                            2,865          160,261            2,758          154,276            6,276          351,064
Corning Inc                               3,658          195,703            3,313          177,246            7,756          414,946
CVS Corp                                  6,283          332,999            5,558          294,574           13,020          690,060
Danaher Corp                              1,263           60,940            1,265           61,036            4,381          211,383
Dayton-Hudson Corp                        7,111          444,882            6,391          399,837           14,755          923,110
Dell Computer Corp *                     20,358        1,631,185           18,339        1,469,412           42,331        3,391,771
Dollar General Corp                       2,952           88,376            2,605           77,987            6,352          190,163
Dover Corp                                3,672          124,848            3,148          107,032            7,544          256,496
Dun & Bradstreet Corp                     2,656           90,968            2,363           80,933            5,641          193,204
Ecolab Inc                                2,088           83,259            1,883           75,085            4,538          180,953
EMC Corp                                  8,048          823,914            7,269          744,164           16,751        1,714,884
Equifax Inc                               2,399           90,562            2,106           79,502            4,966          187,467
Federal Home Loan Mortgage Corp          10,817          636,851            9,733          573,030           22,576        1,329,162


LifePath Funds                                                              LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------------------------------------------------

                                                                   LifePath 2000                             LifePath 2010
                                                --------------------------------         ---------------------------------
                                                     Shares                Value               Shares                Value
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Firstar Corp                                          1,208           $  101,170                2,376           $  198,990
Fort James Corp                                         151                4,511                1,451               43,349
Freeport-McMoRan Copper & Gold Inc
Class B                                                 116                1,095                  997                9,409
Gap Inc                                                 612               39,589                3,832              247,883
Gateway 2000 Inc *                                      145               10,540                  935               67,963
General Electric Co                                   3,903              391,520               21,622            2,168,957
General Instrument Corp *                                --                   --                  935               27,349
General Mills Inc                                       155               12,507                  967               78,025
Gillette Co                                           1,137               60,972                7,352              394,251
Guidant Corp                                            257               14,649                2,088              119,016
HCR Manor Care Inc *                                    101                2,260                  851               19,041
Heinz (H J) Co                                          315               17,148                2,488              135,441
Hershey Foods Corp                                      159                9,898                  890               55,403
Home Depot Inc                                        1,486               88,696                9,912              591,623
IMS Health Inc                                          200                7,100                2,114               75,047
Intel Corp                                            1,666              199,816               10,976            1,316,434
International Business Machines Corp                    940              159,800                6,207            1,055,190
Interpublic Group Cos Inc                                83                6,209                  874               65,386
Johnson & Johnson                                     1,303              111,244                8,915              761,118
Jostens Inc                                              77                1,805                  265                6,211
Kellogg Co                                              446               16,502                2,624               97,088
Kimberly-Clark Corp                                     546               25,799                3,614              170,762
Kohls Corp *                                            547               37,743                  975               67,275
Kroger Co *                                             201               13,002                1,691              109,387
Lilly (Eli) & Co                                      1,104              104,535                7,291              690,367
Lucent Technologies Inc                               1,313              133,352                8,643              877,805
MBNA Corp                                               606               14,696                5,040              122,220
MCI WorldCom Inc *                                    2,154              177,705               13,480            1,112,100
McKesson HBOC Inc                                       655               44,540                2,012              136,816
Medtronic Inc                                           861               60,808                3,899              275,367
Merck & Co Inc                                        2,266              185,246               15,542            1,270,559
Microsoft Corp *                                      2,413              362,252               16,472            2,472,859
Millipore Corp                                           42                1,171                  351                9,784
Newell Co                                               194                8,245                1,055               44,838
Northern Telecom Ltd                                    833               48,366                4,347              252,398
Omnicom Group                                           211               13,979                1,065               70,556
Oracle Systems Corp                                     961               53,696                6,398              357,488
Oryx Energy Co *                                        149                1,546                  787                8,165
Owens Corning Fiberglass Corp                            18                  573                  391               12,439
Parametric Technology Corp *                            120                1,845                1,786               27,460
Paychex Inc                                             632               26,781                1,015               43,011
Peoplesoft *                                            775               14,628                1,595               30,106
Pepsico Inc                                           1,487               55,948                9,712              365,414
Perkin-Elmer Corp                                        19                1,800                  386               36,574
Pfizer Inc                                            1,335              176,137                8,444            1,114,080
Philip Morris Co Inc                                  2,871              112,328               16,097              629,795


LifePath Master Portfolios - February 28, 1999                                                                        LifePath Funds
------------------------------------------------------------------------------------------------------------------------------------

                                                       LifePath 2020                   LifePath 2030                   LifePath 2040
                                          --------------------------      --------------------------      --------------------------
                                              Shares           Value          Shares           Value          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp                                   3,899     $   326,541           3,727     $   312,136           8,518     $   713,383
Fort James Corp                                3,594         107,371           3,149          94,076           7,203         215,190
Freeport-McMoRan Copper & Gold Inc
Class B                                        2,948          27,822           2,567          24,226           5,971          56,351
Gap Inc                                        9,284         600,559           8,364         541,047          19,240       1,244,588
Gateway 2000 Inc *                             2,515         182,809           2,325         168,998           2,915         211,884
General Electric Co                           52,414       5,257,779          47,108       4,725,521         108,512      10,885,110
General Instrument Corp *                      2,435          71,224           2,130          62,303             200           5,850
General Mills Inc                              2,440         196,878           2,222         179,288           5,227         421,754
Gillette Co                                   17,758         952,273          15,873         851,190          36,847       1,975,920
Guidant Corp                                   4,874         277,818           4,284         244,188          10,051         572,907
HCR Manor Care Inc *                           1,934          43,273           1,817          40,655           4,512         100,956
Heinz (H J) Co                                 5,760         313,560           5,162         281,006          12,091         658,204
Hershey Foods Corp                             2,268         141,183           2,139         133,153           4,883         303,967
Home Depot Inc                                23,977       1,431,127          21,397       1,277,133          49,601       2,960,560
IMS Health Inc                                 5,155         183,003           4,670         165,785          10,665         378,608
Intel Corp                                    26,586       3,188,658          23,975       2,875,502          55,257       6,627,386
International Business Machines Corp          14,910       2,534,700          13,488       2,292,960          30,953       5,262,010
Interpublic Group Cos Inc                      2,135         159,725           1,978         147,979           4,640         347,130
Johnson & Johnson                             21,566       1,841,197          19,349       1,651,921          44,600       3,807,725
Jostens Inc                                      690          16,172             572          13,406           1,368          32,063
Kellogg Co                                     6,546         242,202           5,870         217,190          13,618         503,866
Kimberly-Clark Corp                            8,768         414,288           7,852         371,007          18,126         856,454
Kohls Corp *                                   2,523         174,087           2,346         161,874           5,331         367,839
Kroger Co *                                    4,160         269,100           3,604         233,134           8,544         552,690
Lilly (Eli) & Co                              17,648       1,671,045          15,792       1,495,305          36,520       3,457,988
Lucent Technologies Inc                       21,043       2,137,180          18,927       1,922,273          43,644       4,432,594
MBNA Corp                                     12,243         296,881          10,922         264,859          25,297         613,440
MCI WorldCom Inc *                            32,508       2,681,910          29,744       2,453,880          65,936       5,439,720
McKesson HBOC Inc                              4,157         282,676           3,653         248,404           8,479         576,572
Medtronic Inc                                  8,889         627,786           8,117         573,263          18,554       1,310,376
Merck & Co Inc                                38,090       3,113,858          34,250       2,799,938          78,972       6,455,961
Microsoft Corp *                              39,935       5,995,242          35,918       5,392,190          82,716      12,417,740
Millipore Corp                                   788          21,966             686          19,122           1,718          47,889
Newell Co                                      2,614         111,095           2,306          98,005           5,455         231,838
Northern Telecom Ltd                          10,362         601,644           9,386         544,998          21,708       1,260,421
Omnicom Group                                  2,665         176,556           2,345         155,356           5,656         374,710
Oracle Systems Corp                           15,632         873,438          13,966         780,350          32,267       1,802,919
Oryx Energy Co *                               1,904          19,754           1,823          18,914           3,978          41,272
Owens Corning Fiberglass Corp                    912          29,013             751          23,891           2,005          63,784
Parametric Technology Corp *                   4,523          69,541           3,969          61,023           9,353         143,802
Paychex Inc                                    2,626         111,277           2,280          96,615           5,498         232,978
Peoplesoft *                                   3,830          72,291           3,345          63,137           7,770         146,659
Pepsico Inc                                   23,509         884,526          21,085         793,323          48,714       1,832,864
Perkin-Elmer Corp                                794          75,232             748          70,873           1,687         159,843
Pfizer Inc                                    20,705       2,731,766          18,653       2,461,030          43,110       5,687,826
Philip Morris Co Inc                          38,944       1,523,684          35,108       1,373,601          80,747       3,159,226

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                          LifePath 2000               LifePath 2010
                                ------------------------     ----------------------
                                     Shares        Value        Shares        Value
-----------------------------------------------------------------------------------
COMMON STOCKS (continued)
   Pitney Bowes Inc                     266   $   16,808        1,821   $   115,064
   Procter & Gamble Co                1,288      115,276        8,704       779,008
   Providian Financial Corp             177       18,076          867        88,542
   Quaker Oats Co                       102        5,572          813        44,410
   Ralston-Ralston Purina Group         295        7,947        2,148        57,862
   Safeway Inc *                      1,598       92,285        4,393       253,696
   Sara Lee Corp                        851       23,137        6,096       165,735
   SBC Communications Inc             1,826       96,550       12,922       683,251
   Schering-Plough Corp               1,481       82,843        9,718       543,601
   Sealed Air Corp *                    177        8,983          605        30,704
   SLM Holding Corp                     135        5,788        1,025        43,947
   Solectron Corp *                   1,200       53,625        2,228        99,564
   Southwest Airlines Inc               349       10,514        2,258        68,022
   Staples Inc *                      1,741       51,196        2,787        81,955
   Sun Microsystems Inc                 472       45,932        2,985       290,478
   Synovus Financial                    197        4,691        1,800        42,863
   Sysco Corp                           250        7,063        2,229        62,969
   Tele-Communications Inc *            536       33,668        3,531       221,791
   Tellabs Inc *                        187       14,972        1,201        96,155
   Times Mirror Co                      117        6,530          524        29,246
   TJX Cos Inc                          176        5,027        2,196        62,723
   Tricon Global Restaurants Inc *      171       10,602          910        56,420
   Tyco International Ltd               764       56,870        4,300       320,081
   UST Inc                              172        5,085        1,148        33,938
   U.S. Bancorp                         681       22,005        4,698       151,804
   Walgreen Co                          910       29,120        6,528       208,896
   Wal-Mart Stores Inc                2,248      194,171       14,833     1,281,200
   Warner Lambert Co                    757       52,280        5,436       375,424
   Waste Management Inc               1,012       49,462        3,834       187,387
   Wells Fargo & Co                   2,337       85,885       12,988       477,309
   Wrigley (Wm) Jr Co                   134       12,462          829        77,097
                                              ----------                -----------
   TOTAL LARGE CAP GROWTH STOCKS
                           - VALUE            $6,272,928                $36,164,554
                           -  COST            $3,245,301                $18,110,784

   LARGE CAP VALUE STOCKS
   Percent of Net Assets                            4.53%                     14.39%
   3Com Corp *                          390   $   12,261        2,775   $    87,239
   Adobe Systems Inc                    112        4,508          538        21,655
   Advanced Micro Devices *             130        2,324        1,076        19,234
   Aeroquip-Vickers Inc                  52        2,945          229        12,967
   AES Corp *                            --           --        1,375        51,133
   Aetna Inc                            154       11,406        1,135        84,061
   Air Products & Chemicals Inc         180        5,783        1,751        56,251
   Alberto Culver Co Class B             92        2,208          455        10,920
   Albertson's Inc                      225       12,825        1,825       104,025
   Alcan Aluminum Ltd                   278        6,747        1,890        45,951

LifePath Master Portfolios - February 28, 1999                                                      LifePath Funds
------------------------------------------------------------------------------------------------------------------
                                             LifePath 2020               LifePath 2030               LifePath 2040
                                   -----------------------     -----------------------     -----------------------
                                     Shares          Value       Shares          Value        Shares         Value
------------------------------------------------------------------------------------------------------------------
   Pitney Bowes Inc                   4,423    $   279,478        3,909    $   247,000         9,119  $    576,207
   Procter & Gamble Co               21,193      1,896,774       19,122      1,711,419        44,076     3,944,802
   Providian Financial Corp           2,218        226,513        2,019        206,190         4,830       493,214
   Quaker Oats Co                     2,120        115,805        2,010        109,796         4,684       255,864
   Ralston-Ralston Purina Group       5,111        137,678        4,420        119,064        10,539       283,894
   Safeway Inc *                      7,460        430,815        7,203        415,973        13,689       790,540
   Sara Lee Corp                     14,659        398,542       13,076        355,504        30,434       827,424
   SBC Communications Inc            31,377      1,659,059       27,867      1,473,468        64,875     3,430,266
   Schering-Plough Corp              23,556      1,317,664       21,163      1,183,805        48,806     2,730,086
   Sealed Air Corp *                  1,432         72,674        1,249         63,387         2,918       148,089
   SLM Holding Corp                   2,670        114,476        2,320         99,470         5,530       237,099
   Solectron Corp *                   3,966        177,231        3,770        168,472         8,516       380,559
   Southwest Airlines Inc             5,431        163,609        4,887        147,221        11,325       341,166
   Staples Inc *                      6,686        196,611        6,090        179,084        14,727       433,067
   Sun Microsystems Inc               6,899        671,359        6,347        617,642        13,317     1,295,911
   Synovus Financial                  4,456        106,109        3,762         89,583         9,053       215,575
   Sysco Corp                         5,395        152,409        4,843        136,815        11,244       317,643
   Tele-Communications Inc *          8,554        537,298        7,719        484,850        17,702     1,111,907
   Tellabs Inc *                      3,032        242,750        2,781        222,654         6,478       518,645
   Times Mirror Co                    1,284         71,663        1,149         64,129         2,781       155,215
   TJX Cos Inc                        5,283        150,896        4,564        130,359        10,927       312,102
   Tricon Global Restaurants Inc *    2,385        147,870        2,212        137,144         5,172       320,664
   Tyco International Ltd            10,233        761,719        9,307        692,790        21,371     1,590,804
   UST Inc                            2,973         87,889        2,665         78,784         6,301       186,273
   U.S. Bancorp                      11,649        376,408       10,470        338,312        24,228       782,867
   Walgreen Co                       16,034        513,088       14,362        459,584        33,240     1,063,680
   Wal-Mart Stores Inc               36,030      3,112,091       32,430      2,801,141        74,674     6,449,967
   Warner Lambert Co                 13,255        915,423       11,850        818,391        27,333     1,887,685
   Waste Management Inc               9,300        454,538        8,278        404,587        19,054       931,264
   Wells Fargo & Co                  29,375      1,079,531       26,958        990,707        56,111     2,062,079
   Wrigley (Wm) Jr Co                 1,884        175,212        1,679        156,147         3,924       364,932
                                               -----------                 -----------                ------------
   TOTAL LARGE CAP GROWTH STOCKS
                           - VALUE             $86,443,647                 $77,880,325                $178,868,633
                           -  COST             $42,071,744                 $38,000,541                $ 97,954,835

   LARGE CAP VALUE STOCKS
   Percent of Net Assets                             22.37%                      27.20%                      31.59%
   3Com Corp *                        6,517    $   204,878        5,988    $   188,248        12,261  $    385,455
   Adobe Systems Inc                  1,203         48,421        1,142         45,966         2,274        91,529
   Advanced Micro Devices *           2,582         46,153        2,357         42,131         4,589        82,028
   Aeroquip-Vickers Inc                 552         31,257          433         24,519         1,026        58,097
   AES Corp *                         3,191        118,665        2,980        110,819         6,045       224,798
   Aetna Inc                          2,568        190,193        2,401        177,824         4,909       363,573
   Air Products & Chemicals Inc       4,150        133,319        3,782        121,497         7,831       251,571
   Alberto Culver Co Class B            995         23,880          972         23,328         1,829        43,896
   Albertson's Inc                    4,400        250,800        4,063        231,591         8,399       478,743
   Alcan Aluminum Ltd                 4,330        105,273        3,944         95,889         7,602       184,824

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                  ----------------------     ----------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Alcoa Inc                            488   $   19,764        2,890   $   117,045
   Allegheny Teledyne Inc               183        3,774        1,508        31,103
   Allergan Inc                          55        4,483          479        39,039
   Allied Signal Inc                    592       24,494        4,325       178,947
   Allstate Corp                        924       34,650        6,312       236,700
   Alltel Corp                          249       14,909        2,072       124,061
   Amerada Hess Corp                    122        5,536          705        31,989
   Ameren Corp                          188        7,015        1,042        38,880
   American Electric Power Inc          136        5,661        1,415        58,899
   American General Corp                226       16,555        1,968       144,156
   American Greetings Corp Class A      123        2,914          580        13,739
   American Stores Co                   271        9,146        2,122        71,618
   AMP Inc                              209       11,116        1,670        88,823
   AMR Corp *                           244       13,527        1,367        75,783
   Anadarko Petroleum Corp              162        4,455          905        24,888
   Andrew Corp *                         90        1,361          717        10,845
   Aon Corp                             237       13,968        1,295        76,324
   Apache Corp                           96        1,914          818        16,309
   Apple Computer Inc *                 125        4,352        1,035        36,031
   Applied Materials Inc *              415       23,084        2,836       157,753
   Archer-Daniels-Midland Co            705       10,663        4,589        69,409
   Armstrong World Industries Inc        92        4,525          284        13,969
   ASARCO Inc                            25          353          307         4,336
   Ashland Inc                           99        4,406          581        25,855
   Associates First Capital Corp        782       31,769        5,256       213,525
   AT & T Corp                        2,246      184,453       15,047     1,235,735
   Atlantic Richfield Corp              333       18,190        2,485       135,743
   Autodesk Inc                          76        3,050          296        11,877
   AutoZone Inc *                       226        7,910        1,101        38,535
   Baker Hughes Inc                     299        5,382        2,430        43,740
   Ball Corp                             44        1,843          281        11,767
   Baltimore Gas and Electric Co        167        4,279        1,069        27,393
   Bank Of New York Inc                 788       27,531        5,789       202,253
   Bank One Corp                      1,285       69,074        8,973       482,299
   BankAmerica Corp                   1,883      122,983       13,386       874,273
   BankBoston Corp                      322       13,021        2,229        90,135
   Bankers Trust Corp                    84        7,308          729        63,423
   Bard (C R) Inc                        43        2,424          435        24,523
   Barrick Gold Corp                    423        7,482        2,838        50,197
   Battle Mountain Gold Co              247          834        1,807         6,099
   Bausch & Lomb Inc                     46        2,774          461        27,804
   BB&T Corp                            310       11,741        2,189        82,908
   Bear Stearns Co Inc                  189        8,092          950        40,672
   Bell Atlantic Corp                 1,954      112,233       10,335       593,617
   Bellsouth Corp                     2,100       97,125       15,179       702,029
   Bemis Co                              42        1,431          428        14,579
   Berkshire Hathaway Inc Class B *       9       21,411            3         7,137

LifePath Master Portfolios - February 28, 1999                                                      LifePath Funds
------------------------------------------------------------------------------------------------------------------

                                             LifePath 2020               LifePath 2030               LifePath 2040
                                 -------------------------   -------------------------   -------------------------
                                     Shares          Value       Shares          Value        Shares         Value
------------------------------------------------------------------------------------------------------------------
   Alcoa Inc                          6,702    $   271,431        6,516    $   263,898        13,384   $   542,052
   Allegheny Teledyne Inc             3,583         73,899        3,323         68,537         6,658       137,321
   Allergan Inc                       1,169         95,274        1,093         89,080         2,178       177,507
   Allied Signal Inc                 10,116        418,550        9,422        389,835        19,237       795,931
   Allstate Corp                     14,921        559,538       13,771        516,413        28,389     1,064,588
   Alltel Corp                        4,912        294,092        4,555        272,731         9,384       561,867
   Amerada Hess Corp                  1,694         76,865        1,531         69,469         3,073       139,437
   Ameren Corp                        2,446         91,266        2,295         85,632         4,650       173,503
   American Electric Power Inc        3,396        141,359        3,175        132,159         6,475       269,522
   American General Corp              4,532        331,969        4,216        308,822         8,668       634,931
   American Greetings Corp Class A    1,311         31,054        1,177         27,880         2,455        58,153
   American Stores Co                 4,999        168,716        4,560        153,900         9,375       316,406
   AMP Inc                            3,949        210,037        3,595        191,209         7,348       390,822
   AMR Corp *                         3,269        181,225        3,072        170,304         6,249       346,429
   Anadarko Petroleum Corp            2,132         58,630        1,963         53,983         3,942       108,405
   Andrew Corp *                      1,624         24,563        1,410         21,326         2,963        44,815
   Aon Corp                           3,019        177,932        2,839        167,324         5,814       342,663
   Apache Corp                        1,806         36,007        1,638         32,658         3,179        63,381
   Apple Computer Inc *               2,452         85,360        2,308         80,347         4,489       156,273
   Applied Materials Inc *            6,637        369,183        6,129        340,926        12,565       698,928
   Archer-Daniels-Midland Co         10,827        163,758       10,062        152,188        20,567       311,076
   Armstrong World Industries Inc       723         35,563          684         33,644         1,348        66,305
   ASARCO Inc                           800         11,300          636          8,984         1,410        19,916
   Ashland Inc                        1,385         61,633        1,285         57,183         2,584       114,988
   Associates First Capital Corp     12,417        504,441       11,564        469,788        23,711       963,259
   AT & T Corp                       34,292      2,816,231       30,994      2,545,382        61,840     5,078,610
   Atlantic Richfield Corp            5,837        318,846        5,367        293,172        11,015       601,694
   Autodesk Inc                         761         30,535          659         26,442         1,667        66,888
   AutoZone Inc *                     2,721         95,235        2,613         91,455         5,173       181,055
   Baker Hughes Inc                   5,788        104,184        5,346         96,228        15,401       277,218
   Ball Corp                            532         22,278          528         22,110           939        39,321
   Baltimore Gas and Electric Co      2,673         68,496        2,479         63,524         4,947       126,767
   Bank Of New York Inc              13,500        471,656       12,471        435,706        25,651       896,182
   Bank One Corp                     21,066      1,132,298       19,367      1,040,976        40,087     2,154,676
   BankAmerica Corp                  31,314      2,045,196       28,827      1,882,763        59,532     3,888,184
   BankBoston Corp                    5,338        215,855        4,933        199,478        10,119       409,187
   Bankers Trust Corp                 1,769        153,903        1,612        140,244         3,275       284,925
   Bard (C R) Inc                       993         55,980          987         55,642         1,951       109,988
   Barrick Gold Corp                  6,737        119,161        6,287        111,201        12,524       221,518
   Battle Mountain Gold Co            4,136         13,959        3,980         13,433         7,716        26,042
   Bausch & Lomb Inc                  1,025         61,820          965         58,202         1,815       109,467
   BB&T Corp                          5,164        195,587        4,787        181,308         9,789       370,758
   Bear Stearns Co Inc                2,172         92,989        2,051         87,808         3,993       170,950
   Bell Atlantic Corp                24,592      1,412,503       22,238      1,277,295        50,344     2,891,634
   Bellsouth Corp                    35,381      1,636,371       32,755      1,514,919        67,338     3,114,383
   Bemis Co                             960         32,700          882         30,043         1,789        60,938
   Berkshire Hathaway Inc Class B *      21         49,959            4          9,516            19        45,201


LifePath Funds                    LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                          LifePath 2000               LifePath 2010
                                 -----------------------     ----------------------
                                     Shares        Value        Shares        Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Bethlehem Steel Corp *                17  $       150          843   $     7,429
   Biomet Inc                           112        4,109          776        28,470
   Black & Decker Corp                  116        5,655          716        34,905
   Block (H R) Inc                      105        4,764          788        35,756
   Boeing Co                          1,102       39,190        7,737       275,147
   Boise Cascade Corp                    59        1,833          473        14,693
   Briggs & Stratton Corp                42        2,050          158         7,712
   Brown-Forman Corp Class B             64        4,220          518        34,156
   Browning-Ferris Industries Inc       167        5,261        1,308        41,202
   Brunswick Corp                       126        2,685          795        16,943
   Burlington Northern Santa Fe         478       15,834        3,689       122,198
   Burlington Resources Inc             204        6,605        1,301        42,120
   Cabletron Systems Inc *              177        1,438        1,214         9,864
   Canadian National Railway Co           4          193            6           290
   Capital One Financial Corp            --           --          475        60,622
   Carnival Corp Class A              1,600       71,200        5,212       231,934
   Carolina Power & Light Co            143        5,702        1,163        46,375
   Case Corp                             43          839          579        11,291
   Caterpillar Inc                      420       19,136        2,759       125,707
   CBS Corp *                           760       28,025        5,472       201,780
   Cendant Corp *                       952       15,768        6,572       108,849
   Centex Corp                          104        3,829          468        17,228
   Central & South West Corp            170        4,218        1,658        41,139
   Champion International Corp          122        4,514          761        28,157
   Chase Manhattan Bank               1,078       85,836        5,573       443,750
   Chevron Corp                         770       59,194        4,980       382,838
   Chubb Corp                           195       11,651        1,204        71,939
   CIGNA Corp                           217       17,035        1,613       126,621
   Cincinnati Financial Corp            120        4,208        1,218        42,706
   Cinergy Corp                         157        4,477        1,207        35,115
   Circuit City Stores Inc              127        6,890          744        40,362
   Citigroup Inc                      2,505      147,169       17,540     1,030,475
   Clear Channel Communications Inc *   228       13,680        1,934       116,040
   Coastal Corp                         244        7,808        1,568        50,176
   Columbia Gas System Inc              142        7,146          642        32,396
   Columbia/HCA Healthcare Corp         650       11,619        4,984        89,089
   Comerica Inc                         194       12,853        1,172        77,645
   Compaq Computer Corp               1,877       66,164       12,877       453,914
   Computer Sciences Corp               242       16,123        1,027        68,424
   ConAgra Inc                          758       22,835        3,222        97,063
   Conseco Inc                          302        9,041        2,422        72,509
   Consolidated Edison Inc              255       11,921        1,799        84,103
   Consolidated Natural Gas Co          122        6,702          711        39,061
   Consolidated Stores Corp *            58        1,461          828        20,855
   Cooper Industries Inc                123        5,381          934        40,863
   Cooper Tire & Rubber Co               65        1,284          614        12,127
   Coors (Adolph) Co Class B             59        3,514          318        18,941

LifePath Master Portfolios - February 28, 1999                    LifePath Funds
--------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2030
                                   -------------------------     -----------------------     -----------------------
                                       Shares          Value       Shares          Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
   Bethlehem Steel Corp *               2,356     $   20,762        2,192    $    19,317         4,179   $    36,827
   Biomet Inc                           1,831         67,175        1,647         60,424         3,780       138,679
   Black & Decker Corp                  1,722         83,948        1,544         75,270         3,229       157,414
   Block (H R) Inc                      1,849         83,898        1,733         78,635         3,500       158,813
   Boeing Co                           18,248        648,945       16,842        598,944        34,605     1,230,640
   Boise Cascade Corp                   1,022         31,746          986         30,628         1,883        58,491
   Briggs & Stratton Corp                 452         22,063          459         22,405           854        41,686
   Brown-Forman Corp Class B            1,230         81,103        1,140         75,169         2,270       149,678
   Browning-Ferris Industries Inc       3,078         96,957        2,876         90,594         6,104       192,276
   Brunswick Corp                       1,822         38,831        1,645         35,059         3,245        69,159
   Burlington Northern Santa Fe         8,527        282,457        7,945        263,178        16,252       538,348
   Burlington Resources Inc             3,213        104,021        2,984         96,607         5,922       191,725
   Cabletron Systems Inc *              2,989         24,286        2,632         21,385         5,051        41,039
   Canadian National Railway Co            12            580           11            531            23         1,111
   Capital One Financial Corp             140         17,868          905        115,501           370        47,221
   Carnival Corp Class A                8,710        387,595        8,399        373,756        15,128       673,196
   Carolina Power & Light Co            2,719        108,420        2,564        102,240         5,114       203,921
   Case Corp                            1,368         26,676        1,301         25,370         2,488        48,516
   Caterpillar Inc                      6,630        302,079        6,118        278,751        12,494       569,258
   CBS Corp *                          12,879        474,913       11,932        439,993        24,561       905,687
   Cendant Corp *                      15,512        256,918       14,382        238,202        29,398       486,904
   Centex Corp                          1,070         39,389          999         36,776         1,977        72,778
   Central & South West Corp            3,795         94,163        3,497         86,769         7,053       175,003
   Champion International Corp          1,702         62,974        1,628         60,236         3,214       118,918
   Chase Manhattan Bank                13,385      1,065,781       12,130        965,851        27,482     2,188,254
   Chevron Corp                        11,763        904,281       10,931        840,321        22,389     1,721,154
   Chubb Corp                           2,963        177,039        2,820        168,495         5,642       337,110
   CIGNA Corp                           3,781        296,809        3,586        281,501         7,250       569,125
   Cincinnati Financial Corp            3,030        106,239        2,805         98,350         5,715       200,382
   Cinergy Corp                         2,876         83,863        2,626         76,231         5,284       154,319
   Circuit City Stores Inc              1,848        100,254        1,663         90,218         3,275       177,669
   Citigroup Inc                       41,178      2,419,208       37,434      2,199,248        78,338     4,602,358
   Clear Channel Communications Inc *   4,476        268,560        4,168        250,080         8,528       511,680
   Coastal Corp                         3,827        122,464        3,540        113,280         7,265       232,480
   Columbia Gas System Inc              1,574         79,487        1,375         69,438         2,826       142,713
   Columbia/HCA Healthcare Corp        11,571        206,832       10,797        192,996        22,144       395,824
   Comerica Inc                         2,817        186,626        2,610        172,913         5,334       353,378
   Compaq Computer Corp                30,147      1,062,682       27,909        983,792        57,356     2,021,799
   Computer Sciences Corp               2,492        166,030        2,311        153,970         5,212       347,250
   ConAgra Inc                          7,827        235,788        7,023        211,568        16,046       483,386
   Conseco Inc                          5,611        167,979        5,205        155,825        10,725       321,080
   Consolidated Edison Inc              4,203        196,490        3,887        181,717         7,953       371,803
   Consolidated Natural Gas Co          1,785         98,063        1,626         89,328         3,213       176,514
   Consolidated Stores Corp *           1,939         48,839        1,765         44,456         3,602        90,725
   Cooper Industries Inc                2,093         91,569        1,930         84,438         4,047       177,056
   Cooper Tire & Rubber Co              1,401         27,670        1,318         26,031         2,587        51,093
   Coors (Adolph) Co Class B              633         37,703          651         38,775         1,199        71,415

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                 -----------------------   ------------------------
                                     Shares        Value        Shares        Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Costco Co Inc *                      285       22,889        1,676       134,604
   Countrywide Credit Industries Inc     94     $  3,560          895     $  33,898
   Crane Co                             120        3,293          607        16,655
   Crown Cork & Seal Co                 165        4,579        1,014        28,139
   CSX Corp                             197        7,732        1,673        65,665
   Cummins Engine Co Inc                 25        1,025          288        11,808
   Cyprus Amax Minerals                  70          788          755         8,494
   Dana Corp                            219        8,267        1,231        46,470
   Darden Restaurants Inc                90        1,980        1,024        22,528
   Data General Corp *                    4           55          424         5,857
   Deere & Co                           289        9,447        2,044        66,813
   Delta Air Lines Inc                  252       15,325        1,253        76,198
   Deluxe Corp                           64        2,168          614        20,799
   Dillards Inc Class A                 118        2,935          898        22,338
   Disney (Walt) Co                   2,279       80,192       15,761       554,590
   Dominion Resources Inc               198        7,648        1,515        58,517
   Donnelley (R R) & Sons Co            139        4,761        1,045        35,791
   Dow Chemical Co                      301       29,611        1,744       171,566
   Dow Jones & Co Inc                    94        4,418          748        35,156
   DTE Energy Co                        218        8,611        1,170        46,215
   Duke Power Co                        351       19,963        2,790       158,681
   DuPont (E I) de Nemours            1,400       71,838        7,508       385,254
   Eastern Enterprises                   39        1,499          180         6,919
   Eastman Chemical Co                  114        5,379          611        28,832
   Eastman Kodak Co                     343       22,702        2,682       177,515
   Eaton Corp                            76        5,273          559        38,781
   Edison International                 337        8,594        2,733        69,692
   EG & G Inc                            25          663          333         8,825
   Electronic Data Systems Corp         568       26,412        3,725       173,213
   Emerson Electric Co                  565       32,452        2,943       169,039
   Engelhard Corp                       100        1,781        1,056        18,810
   Enron Corp                           338       21,970        2,538       164,970
   Entergy Corp                         250        7,063        1,881        53,138
   Exxon Corp                         3,057      203,482       20,228     1,346,426
   FDX Corp *                           212       20,246        1,127       107,629
   Federal National Mortgage Assn     1,121       78,470        7,954       556,780
   Federated Department Stores Inc *    179        6,813        1,563        59,492
   Fifth Third Bancorp                  349       23,056        1,768       116,799
   First Data Corp                      453       17,327        3,465       132,536
   First Union Corp of New England    1,011       53,899        7,443       396,807
   FirstEnergy Corp                     260        7,605        1,765        51,626
   Fleet Financial Group Inc            602       25,848        4,312       185,147
   Fleetwood Enterprises Inc             32        1,038          313        10,153
   Fluor Corp                           113        3,976          614        21,605
   FMC Corp *                             2          102          223        11,415
   Ford Motor Co                      1,481       87,842       10,027       594,726
   Fortune Brands Inc                   180        5,423        1,301        39,193

LifePath Master Portfolios - February 28, 1999                                                       LifePath Funds
-------------------------------------------------------------------------------------------------------------------
                                              LifePath 2020                LifePath 2030              LifePath 2030
                                  -------------------------  ---------------------------  -------------------------
                                       Shares         Value        Shares          Value        Shares        Value
-------------------------------------------------------------------------------------------------------------------
   Costco Co Inc *                      3,943        316,672        3,559        285,832         7,376       592,385
   Countrywide Credit Industries Inc    2,067   $     78,288        1,861    $    70,485         3,684   $   139,532
   Crane Co                             1,317         36,135        1,216         33,364         2,322        63,710
   Crown Cork & Seal Co                 2,239         62,132        2,040         56,610         4,167       115,634
   CSX Corp                             3,923        153,978        3,608        141,614         7,462       292,884
   Cummins Engine Co Inc                  731         29,971          619         25,379         1,301        53,341
   Cyprus Amax Minerals                 1,676         18,855        1,580         17,775         3,129        35,201
   Dana Corp                            2,960        111,740        2,783        105,058         5,572       210,343
   Darden Restaurants Inc               2,479         54,538        2,351         51,722         4,803       105,666
   Data General Corp *                    881         12,169          772         10,663         1,577        21,782
   Deere & Co                           4,645        151,833        4,222        138,007         8,210       268,364
   Delta Air Lines Inc                  2,776        168,816        2,525        153,552         5,105       310,448
   Deluxe Corp                          1,491         50,508        1,367         46,307         2,684        90,921
   Dillards Inc Class A                 2,035         50,621        1,858         46,218         3,795        94,401
   Disney (Walt) Co                    36,923      1,299,228       34,124      1,200,738        70,223     2,470,972
   Dominion Resources Inc               3,489        134,763        3,274        126,458         6,671       257,667
   Donnelley (R R) & Sons Co            2,523         86,413        2,313         79,220         4,750       162,688
   Dow Chemical Co                      4,081        401,468        3,703        364,283         7,682       755,717
   Dow Jones & Co Inc                   1,700         79,900        1,589         74,683         3,115       146,405
   DTE Energy Co                        2,648        104,596        2,432         96,064         4,876       192,602
   Duke Power Co                        6,556        372,873        6,059        344,606        12,336       701,610
   DuPont (E I) de Nemours             17,871        917,006       16,153        828,851        36,475     1,871,623
   Eastern Enterprises                    421         16,182          382         14,683           711        27,329
   Eastman Chemical Co                  1,485         70,073        1,365         64,411         2,670       125,991
   Eastman Kodak Co                     6,176        408,774        5,566        368,400        11,026       729,783
   Eaton Corp                           1,349         93,587        1,179         81,793         2,394       166,084
   Edison International                 6,422        163,761        5,920        150,960        12,107       308,729
   EG & G Inc                             852         22,578          718         19,027         1,517        40,201
   Electronic Data Systems Corp         8,826        410,409        8,176        380,184        16,875       784,688
   Emerson Electric Co                  6,950        399,191        6,336        363,924        14,348       824,113
   Engelhard Corp                       2,606         46,419        2,457         43,765         4,731        84,271
   Enron Corp                           5,925        385,125        5,501        357,565        11,240       730,600
   Entergy Corp                         4,445        125,571        4,059        114,667         8,224       232,328
   Exxon Corp                          46,376      3,086,903       41,911      2,789,701        83,542     5,560,764
   FDX Corp *                           2,663        254,317        2,474        236,267         5,118       488,769
   Federal National Mortgage Assn      18,681      1,307,670       17,273      1,209,110        35,481     2,483,670
   Federated Department Stores Inc *    3,836        146,008        3,452        131,392         7,181       273,327
   Fifth Third Bancorp                  4,242        280,237        3,834        253,284         8,710       575,404
   First Data Corp                      8,093        309,557        7,409        283,394        15,274       584,231
   First Union Corp of New England     17,453        930,463       16,213        864,353        33,232     1,771,681
   FirstEnergy Corp                     4,320        126,360        3,935        115,099         8,125       237,656
   Fleet Financial Group Inc           10,271        441,011        9,500        407,906        19,398       832,902
   Fleetwood Enterprises Inc              608         19,722          565         18,327         1,200        38,925
   Fluor Corp                           1,409         49,579        1,276         44,899         2,708        95,288
   FMC Corp *                             618         31,634          576         29,484         1,133        57,995
   Ford Motor Co                       22,992      1,363,713       20,758      1,231,209        41,520     2,462,655
   Fortune Brands Inc                   3,084         92,906        2,819         84,922         5,727       172,526

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                 -----------------------  -------------------------
                                     Shares        Value        Shares        Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Foster Wheeler Corp                   42          525          316         3,950
   FPL Group Inc                        221    $  11,368        1,403    $   72,167
   Franklin Resources Inc               328       10,435        1,650        52,491
   Fred Myer Inc *                      180       11,565        1,230        79,028
   Frontier Corp                        250        8,984        1,175        42,227
   Fruit of the Loom Inc Class A *       97        1,231          530         6,724
   Gannett Co Inc                       408       25,908        1,880       119,380
   General Dynamics Corp                116        7,011          959        57,960
   General Motors Corp Class A          761       62,830        5,052       417,106
   Genuine Parts Co                     179        5,359        1,319        39,488
   Georgia-Pacific Corp                 127        9,303          748        54,791
   Golden West Financial                 54        5,073          470        44,151
   Goodrich (B F) Co                     82        2,798          591        20,168
   Goodyear Tire & Rubber Co            247       11,424        1,225        56,656
   GPU Inc                              122        4,865        1,018        40,593
   Grainger (W W) Inc                    72        3,204          754        33,553
   Great Atlantic & Pacific Tea Co       59        1,862          278         8,774
   Great Lakes Chemical Corp             67        2,609          418        16,276
   GTE Corp                           1,256       81,483        6,413       416,043
   Halliburton Co                       575       16,244        3,195        90,259
   Harcourt General Inc                  79        3,619          557        25,518
   Harnischfeger Industries Inc          50          384          385         2,960
   Harrah's Entertainment Inc *          48          801          712        11,882
   Harris Corp Inc                      104        3,237          707        22,005
   Hartford Financial Services Group    192       10,380        1,807        97,691
   Hasbro Inc                           178        6,586        1,050        38,850
   Healthsouth Corp *                   500        5,813        3,260        37,898
   Helmerich & Payne Inc                 30          489          400         6,525
   Hercules Inc                          82        2,270          738        20,433
   Hewlett-Packard Co                 1,134       75,340        8,013       532,364
   Hilton Hotels Corp                   264        4,175        1,761        27,846
   Homestake Mining Co                  152        1,397        1,652        15,178
   Honeywell Inc                        164       11,470          984        68,819
   Household International Inc          549       22,303        3,761       152,791
   Humana Inc *                         177        3,098        1,250        21,875
   Huntington Bancshares Inc            199        6,318        1,649        52,356
   Ikon Office Solutions Inc            124        1,752          923        13,037
   Illinois Tool Works Inc              309       21,244        1,658       113,988
   Inco Ltd                             166        2,096        1,159        14,632
   Ingersoll-Rand Co                    172        8,170        1,330        63,175
   International Flavors & Fragrances   156        6,425          703        28,955
   International Paper Co               332       13,944        2,336        98,112
   ITT Industries Inc                   126        4,922          931        36,367
   JC Penney Co Inc                     266        9,609        1,913        69,107
   Jefferson-Pilot Corp                 140        9,494          818        55,471
   Johnson Controls Inc                  86        5,289          665        40,898
   K Mart Corp *                        584       10,220        3,762        65,835

LifePath Master Portfolios - February 28, 1999                                                         LifePath Funds
---------------------------------------------------------------------------------------------------------------------
                                                LifePath 2020                LifePath 2030              LifePath 2040
                                     ------------------------   --------------------------   ------------------------
                                         Shares         Value        Shares          Value        Shares        Value
---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Foster Wheeler Corp                      717          8,963          678          8,475         1,299        16,238
   FPL Group Inc                          3,229    $   166,092        3,010   $    154,827         6,234  $    320,661
   Franklin Resources Inc                 3,163        100,623        3,609        114,811         6,620       210,599
   Fred Myer Inc *                        2,800        179,900        2,580        165,765         5,265       338,276
   Frontier Corp                          2,757         99,080        2,459         88,370         5,557       199,705
   Fruit of the Loom Inc Class A *        1,277         16,202        1,006         12,764         2,368        30,044
   Gannett Co Inc                         4,471        283,909        3,996        253,746         9,169       582,232
   General Dynamics Corp                  2,212        133,688        2,114        127,765         4,327       261,513
   General Motors Corp Class A           11,767        971,513       10,899        899,849        22,415     1,850,638
   Genuine Parts Co                       3,169         94,872        2,878         86,160         5,991       179,356
   Georgia-Pacific Corp                   1,654        121,156        1,531        112,146         3,092       226,489
   Golden West Financial                  1,077        101,171          987         92,716         1,961       184,211
   Goodrich (B F) Co                      1,393         47,536        1,201         40,984         2,433        83,026
   Goodyear Tire & Rubber Co              2,958        136,808        2,747        127,049         5,436       251,415
   GPU Inc                                2,252         89,799        2,171         86,569         4,302       171,542
   Grainger (W W) Inc                     1,772         78,854        1,655         73,648         3,286       146,227
   Great Atlantic & Pacific Tea Co          717         22,630          607         19,158         1,217        38,412
   Great Lakes Chemical Corp              1,080         42,053        1,040         40,495         1,977        76,979
   GTE Corp                              15,277        991,095       13,779        893,913        31,307     2,031,042
   Halliburton Co                         6,964        196,733        6,311        178,286        14,439       407,902
   Harcourt General Inc                   1,294         59,281        1,196         54,792         2,328       106,652
   Harnischfeger Industries Inc             833          6,404          804          6,181         1,480        11,378
   Harrah's Entertainment Inc *           1,762         29,403        1,652         27,568         3,353        55,953
   Harris Corp Inc                        1,520         47,310        1,363         42,423         2,612        81,299
   Hartford Financial Services Group      4,200        227,063        3,906        211,168         8,000       432,500
   Hasbro Inc                             2,328         86,136        2,202         81,474         4,401       162,837
   Healthsouth Corp *                     7,637         88,780        7,124         82,817        14,005       162,808
   Helmerich & Payne Inc                    905         14,763          840         13,703         1,675        27,323
   Hercules Inc                           1,691         46,820        1,551         42,943         3,133        86,745
   Hewlett-Packard Co                    18,775      1,247,364       17,381      1,154,750        35,559     2,362,451
   Hilton Hotels Corp                     4,192         66,286        3,563         56,340         8,603       136,035
   Homestake Mining Co                    3,856         35,427        3,526         32,395         7,031        64,597
   Honeywell Inc                          2,299        160,786        2,142        149,806         4,307       301,221
   Household International Inc            8,863        360,059        8,192        332,800        16,921       687,416
   Humana Inc *                           2,972         52,010        2,757         48,248         5,345        93,538
   Huntington Bancshares Inc              3,773        119,793        3,440        109,220         7,043       223,615
   Ikon Office Solutions Inc              2,571         36,315        2,255         31,852         4,411        62,305
   Illinois Tool Works Inc                3,997        274,794        3,569        245,369         8,197       563,544
   Inco Ltd                               2,905         36,676        2,785         35,161         5,363        67,708
   Ingersoll-Rand Co                      3,162        150,195        2,827        134,283         5,592       265,620
   International Flavors & Fragrances     1,764         72,655        1,498         61,699         3,504       144,321
   International Paper Co                 5,533        232,386        5,143        216,006        10,544       442,848
   ITT Industries Inc                     2,161         84,414        2,024         79,063         3,952       154,375
   JC Penney Co Inc                       4,536        163,863        4,177        150,894         8,645       312,301
   Jefferson-Pilot Corp                   1,895        128,505        1,792        121,520         3,584       243,040
   Johnson Controls Inc                   1,556         95,694        1,430         87,945         2,840       174,660
   K Mart Corp *                          8,852        154,910        8,327        145,723        16,901       295,768

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                 -----------------------   ------------------------
                                     Shares        Value        Shares        Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Kaufman & Broad Home Corp             49        1,103          298         6,705
   Kerr - McGee Corp                     43   $    1,228          328   $     9,369
   KeyCorp                              454       14,642        3,353       108,134
   KingWorld Productions *               94        2,485          555        14,673
   KLA Instruments Corp *                94        4,870          701        36,321
   Knight-Ridder Inc                    124        6,223          662        33,224
   Laidlaw Inc                          395        3,037        2,494        19,173
   Lehman Brothers Holdings             180        9,540          950        50,350
   Limited Inc                          197        6,994        1,764        62,622
   Lincoln National Corp                124       11,741          796        75,371
   Liz Claiborne Inc                     81        2,729          555        18,697
   Lockheed Martin Corp                 410       15,452        2,983       112,422
   Loews Corp                           135       10,555          933        72,949
   Longs Drug Stores Corp                66        2,388          324        11,725
   Louisiana-Pacific Corp                63        1,158          892        16,391
   Lowe's Co Inc                        414       24,555        2,690       159,551
   LSI Logic Corp *                     118        3,061        1,099        28,505
   Mallinckrodt Group Inc                77        2,382          559        17,294
   Marriott International Class A       306       11,016        1,662        59,832
   Marsh & McLennan Co Inc              220       15,579        1,927       136,456
   Masco Corp                           322        8,453        2,583        67,804
   Mattel Inc                           321        8,466        1,949        51,405
   May Department Stores Co             214       12,680        1,773       105,050
   Maytag Corp                           96        5,382          634        35,544
   MBIA Inc                              94        5,787          824        50,728
   McDermott International Inc           46          917          436         8,693
   McDonald's Corp                      729       61,965        5,300       450,500
   McGraw-Hill Inc                      156       17,072          800        87,550
   Mead Corp                            102        3,105          835        25,415
   Mediaone Group Inc *                 680       37,060        4,685       255,333
   Mellon Bank Corp                     247       16,703        2,013       136,129
   Mercantile Bancorp                   134        6,114        1,095        49,959
   Meredith Corp                         82        2,768          404        13,635
   Merrill Lynch & Co                   340       26,095        2,684       205,997
   MGIC Investment Corp                  95        3,236          934        31,814
   Micron Technology Inc *              245       14,118        1,582        91,163
   Milacron Inc                          51          908          337         6,003
   Minnesota Mining & Manufacturing Co  505       37,402        2,655       196,636
   Mirage Resorts Inc *                 217        4,232        1,351        26,345
   Mobil Corp                           869       72,290        5,990       498,293
   Monsanto Co                          720       32,805        4,041       184,118
   Moore Corp Ltd                        44          462          738         7,749
   Morgan Stanley Dean Witter
    Discover & Co                       654       59,187        4,466       404,173
   Morgan (J P) & Co Inc                216       24,071        1,359       151,444
   Morton International Inc             128        4,624        1,017        36,739
   Motorola Inc                         776       54,514        4,916       345,349
   NACCO Industries Inc Class A          18        1,584           48         4,224

LifePath Master Portfolios - February 28, 1999                                                         lifePath Funds
----------------------------------------------------------------------------------------------------------------------
                                                 LifePath 2020               LifePath 2030               LifePath 2040
                                   ---------------------------   -------------------------   -------------------------
                                         Shares          Value       Shares          Value        Shares         Value
                                   -----------------------------------------------------------------------------------
   Kaufman & Broad Home Corp                724         16,290          647         14,558         1,239        27,878
   Kerr - McGee Corp                        852    $    24,335          784    $    22,393         1,624   $    46,386
   KeyCorp                                7,934        255,872        7,317        235,973        15,109       487,265
   KingWorld Productions *                1,373         36,299        1,258         33,258         2,404        63,556
   KLA Instruments Corp *                 1,559         80,776        1,455         75,387         3,023       156,629
   Knight-Ridder Inc                      1,394         69,961        1,371         68,807         2,588       129,885
   Laidlaw Inc                            5,928         45,572        5,557         42,719        10,717        82,387
   Lehman Brothers Holdings               2,155        114,215        1,985        105,205         4,025       213,325
   Limited Inc                            4,092        145,266        3,797        134,794         7,821       277,646
   Lincoln National Corp                  1,844        174,604        1,660        157,181         3,461       327,713
   Liz Claiborne Inc                      1,179         39,718        1,109         37,359         2,198        74,045
   Lockheed Martin Corp                   6,950        261,928        6,436        242,557        13,364       503,656
   Loews Corp                             2,047        160,050        1,897        148,322         3,933       307,511
   Longs Drug Stores Corp                   679         24,571          666         24,101         1,296        46,899
   Louisiana-Pacific Corp                 1,931         35,482        1,864         34,251         3,631        66,720
   Lowe's Co Inc                          6,333        375,626        5,889        349,291        12,043       714,300
   LSI Logic Corp *                       2,542         65,933        2,426         62,924         4,610       119,572
   Mallinckrodt Group Inc                 1,318         40,776        1,190         36,816         2,367        73,229
   Marriott International Class A         4,035        145,260        3,616        130,176         8,322       299,592
   Marsh & McLennan Co Inc                4,630        327,862        4,203        297,625         8,700       616,069
   Masco Corp                             6,168        161,910        5,644        148,155        11,657       305,996
   Mattel Inc                             4,628        122,064        4,125        108,797         9,523       251,169
   May Department Stores Co               4,165        246,776        3,854        228,350         7,897       467,897
   Maytag Corp                            1,489         83,477        1,344         75,348         3,059       171,495
   MBIA Inc                               1,832        112,783        1,700        104,656         3,310       203,772
   McDermott International Inc            1,073         21,393        1,042         20,775         1,958        39,038
   McDonald's Corp                       12,306      1,046,010       11,457        973,845        23,469     1,994,865
   McGraw-Hill Inc                        1,830        200,271        1,627        178,055         3,395       371,540
   Mead Corp                              1,876         57,101        1,730         52,657         3,422       104,157
   Mediaone Group Inc *                  10,984        598,628       10,182        554,919        20,835     1,135,508
   Mellon Bank Corp                       4,726        319,596        4,352        294,304         8,891       601,254
   Mercantile Bancorp                     2,703        123,324        2,576        117,530         5,280       240,900
   Meredith Corp                            921         31,084          808         27,270         1,701        57,409
   Merrill Lynch & Co                     6,278        481,837        5,809        445,841        11,942       916,549
   MGIC Investment Corp                   2,051         69,862        1,893         64,480         3,809       129,744
   Micron Technology Inc *                3,910        225,314        3,570        205,721         7,103       409,310
   Milacron Inc                             687         12,237          662         11,792         1,255        22,355
   Minnesota Mining & Manufacturing Co    6,337        469,334        5,799        429,488        13,036       965,479
   Mirage Resorts Inc *                   3,265         63,668        3,059         59,651         5,814       113,373
   Mobil Corp                            14,116      1,174,275       12,983      1,080,023        26,800     2,229,425
   Monsanto Co                            9,729        443,278        8,714        397,032        19,770       900,771
   Moore Corp Ltd                         1,538         16,149        1,481         15,551         3,019        31,700
   Morgan Stanley Dean Witter
    Discover & Co                        10,591        958,486        9,808        887,624        19,972     1,807,466
   Morgan (J P) & Co Inc                  3,162        352,365        3,005        334,870         6,082       677,763
   Morton International Inc               2,426         87,639        2,219         80,161         4,244       153,315
   Motorola Inc                          11,342        796,776       10,288        722,732        20,439     1,435,840
   NACCO Industries Inc Class A             147         12,936          149         13,112           279        24,552

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                ------------------------     ----------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Nalco Chemical Co                     64     $  1,800          509     $  14,316
   National City Corp                   376       26,273        2,211       154,494
   National Semiconductor *             186        1,953        1,192        12,516
   National Service Industries Inc       39        1,253          332        10,666
   Navistar International Corp *        124        5,332          556        23,908
   New Century Energies Inc              --           --           20           811
   New York Times Co Class A            162        5,022        1,463        45,353
   Newmont Mining Corp                  187        3,217        1,421        24,512
   NEXTEL Communications Class A *      278        8,357        2,205        66,288
   Niagara Mohawk Power Corp *           71        1,038        1,372        20,066
   NICOR Inc                             44        1,680          330        12,602
   Nike Inc Class B                     293       15,712        2,236       119,906
   Nordstrom Inc                        224        9,016        1,080        43,470
   Norfolk Southern Corp                392       11,001        2,895        81,241
   Northern States Power Co             190        4,904        1,260        32,524
   Northern Trust Corp                  124       11,083          870        77,756
   Northrop Grumman Corp                129        8,038          529        32,963
   Novell Inc *                         425        8,234        2,746        53,204
   Nucor Corp                           121        5,392          699        31,149
   Occidental Petroleum Corp            400        6,025        2,755        41,497
   ONEOK Inc                             49        1,320          225         6,061
   Owens Illinois Inc *                 136        3,256        1,148        27,480
   P P & L Resources Inc                 87        2,219        1,160        29,580
   PACCAR Inc                            93        3,894          652        27,303
   PacifiCorp                           317        5,686        2,318        41,579
   Pall Corp                            113        2,394          942        19,959
   Parker-Hannifin Corp                 138        5,123          837        31,074
   Peco Energy Co                       242        8,576        1,653        58,578
   Peoples Energy Corp                   53        1,799          245         8,315
   PG & E Corp                          446       14,049        2,915        91,823
   Pharmacia & Upjohn Inc               517       28,177        3,860       210,370
   Phelps Dodge Corp                     66        3,201          420        20,370
   Phillips Petroleum Co                269       10,407        2,179        84,300
   Pioneer Hi Bred International        345        8,086        1,592        37,313
   Placer Dome Inc                      263        2,877        1,964        21,481
   PNC Bank Corp                        329       17,129        2,345       122,087
   Polaroid Corp                         34          812          327         7,807
   Potlatch Corp                          2           69          230         7,978
   PPG Industries Inc                   185        9,632        1,339        69,712
   Praxair Inc                          198        6,918        1,171        40,912
   Progressive Corp                      75        9,638          525        67,463
   Provident Co Inc                     174        5,699        1,077        35,272
   Public Service Ent Group Inc         208        7,904        1,790        68,020
   Pulte Corp                            90        2,166          354         8,518
   Raychem Corp                          44        1,004          674        15,376
   Raytheon Co Class B                  384       20,520        2,578       137,762
   Reebok International Ltd *            37          597          409         6,595

LifePath Master Portfolios - February 28, 1999                                                     LifePath Funds
-------------------------------------------------------------------------------------------------------------------------
                                                LifePath 2020                LifePath 2030              LifePath 2040
                            ---------------------------------   --------------------------   ----------------------------
                                         Shares          Value       Shares          Value        Shares       Value
-------------------------------------------------------------------------------------------------------------------------
   Nalco Chemical Co                     1,168  $      32,850        1,147   $     32,259         2,169   $    61,003
   National City Corp                    5,264        367,822        4,776        333,723        10,759       751,785
   National Semiconductor *              2,984         31,332        2,779         29,180         5,376        56,448
   National Service Industries Inc         756         24,287          669         21,492         1,364        43,819
   Navistar International Corp *         1,197         51,471        1,154         49,622         2,254        96,922
   New Century Energies Inc              1,421         57,639           45          1,825           120         4,868
   New York Times Co Class A             3,427        106,237        3,174         98,394         6,411       198,741
   Newmont Mining Corp                   3,013         51,966        2,833         48,869         6,306       108,779
   NEXTEL Communications Class A *       5,143        154,611        4,621        138,919         9,780       294,011
   Niagara Mohawk Power Corp *           3,417         49,974        3,116         45,572         6,359        93,000
   NICOR Inc                               889         33,949          801         30,588         1,559        59,534
   Nike Inc Class B                      5,174        277,456        4,806        257,722         9,857       528,582
   Nordstrom Inc                         2,701        108,715        2,411         97,043         5,112       205,758
   Norfolk Southern Corp                 6,821        191,414        6,348        178,141        13,012       365,149
   Northern States Power Co              2,844         73,411        2,646         68,300         5,113       131,979
   Northern Trust Corp                   2,016        180,180        1,861        166,327         3,750       335,156
   Northrop Grumman Corp                 1,243         77,454        1,169         72,843         2,348       146,310
   Novell Inc *                          6,380        123,613        5,922        114,739        11,708       226,843
   Nucor Corp                            1,646         73,350        1,455         64,838         2,932       130,657
   Occidental Petroleum Corp             6,362         95,828        5,794         87,272        12,205       183,838
   ONEOK Inc                               593         15,974          497         13,388           955        25,725
   Owens Illinois Inc *                  2,741         65,613        2,531         60,586         5,180       123,996
   P P & L Resources Inc                 2,677         68,264        2,513         64,082         5,587       142,469
   PACCAR Inc                            1,433         60,007        1,318         55,191         2,603       109,001
   PacifiCorp                            5,355         96,055        5,031         90,244         9,944       178,371
   Pall Corp                             2,260         47,884        2,113         44,769         4,078        86,403
   Parker-Hannifin Corp                  1,978         73,433        1,828         67,865         3,624       134,541
   Peco Energy Co                        3,982        141,112        3,655        129,524         7,577       268,510
   Peoples Energy Corp                     659         22,365          577         19,582         1,181        40,080
   PG & E Corp                           6,859        216,059        6,331        199,427        13,132       413,658
   Pharmacia & Upjohn Inc                9,119        496,986        8,449        460,471        17,453       951,189
   Phelps Dodge Corp                     1,070         51,895        1,028         49,858         1,972        95,642
   Phillips Petroleum Co                 4,961        191,929        4,425        171,192         8,724       337,510
   Pioneer Hi Bred International         3,920         91,875        3,464         81,188         7,973       186,867
   Placer Dome Inc                       4,539         49,645        4,233         46,298         8,593        93,986
   PNC Bank Corp                         5,467        284,626        5,006        260,625        10,340       538,326
   Polaroid Corp                           796         19,005          742         17,715         1,447        34,547
   Potlatch Corp                           530         18,384          522         18,107           895        31,045
   PPG Industries Inc                    3,138        163,372        2,971        154,678         6,061       315,551
   Praxair Inc                           2,840         99,223        2,672         93,353         5,470       191,108
   Progressive Corp                      1,344        172,704        1,238        159,083         2,541       326,519
   Provident Co Inc                      2,417         79,157        2,282         74,736         4,611       151,010
   Public Service Ent Group Inc          4,209        159,942        3,836        145,768         7,759       294,842
   Pulte Corp                              776         18,673          737         17,734         1,411        33,952
   Raychem Corp                          1,493         34,059        1,356         30,934         2,847        64,947
   Raytheon Co Class B                   6,135        327,839        5,633        301,013        11,561       617,791
   Reebok International Ltd *            1,016         16,383          913         14,722         1,854        29,896

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                 -----------------------   ------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Regions Financial Corp               170    $   6,460        1,587   $    60,306
   Reliant Energy Inc                   344        9,224        2,243        60,140
   Republic New York Corp                94        4,259          832        37,700
   Reynolds Metals Co                    49        2,095          576        24,624
   Rite Aid Corp                        238        9,847        2,018        83,495
   RJR Holdings Group Inc               370       10,106        2,453        66,998
   Rockwell International Corp          220        9,776        1,564        69,500
   Rohm & Haas Co                       143        4,469        1,375        42,969
   Rowan Cos Inc *                       66          569          669         5,770
   Rubbermaid Inc                       142        4,695        1,119        36,997
   Russell Corp                          65        1,268          283         5,519
   Ryder System                         129        3,483          562        15,174
   Safeco Corp                          156        6,269        1,143        45,934
   Schlumberger Ltd                     781       37,927        3,655       177,496
   Scientific Atlanta Inc                75        2,433          649        21,052
   Seagate Technology Inc *             217        6,279        1,824        52,782
   Seagrams Co Ltd                      344       15,953        2,690       124,749
   Sears Roebuck & Co                   458       18,606        3,230       131,219
   Sempra Energy                        248        5,208        1,813        38,073
   Service Corp International           229        3,521        1,958        30,104
   Shared Medical                        42        2,142          150         7,650
   Sherwin Williams Co                  181        4,355        1,304        31,378
   Sigma Aldrich Corp                   118        3,112          758        19,992
   Silicon Graphics *                   204        3,251        1,414        22,536
   Snap-On Inc                           38        1,074          447        12,628
   Sonat Inc                            122        3,088          886        22,427
   Southern Co                          765       19,173        5,375       134,711
   Springs Indust Inc                    33        1,097          185         6,151
   Sprint Corp                          485       41,619        3,298       283,010
   Sprint Corp (PCS Group) *            217        6,944        1,661        53,152
   St Jude Medical Inc *                132        3,317          661        16,608
   St Paul Cos                          264        8,547        1,820        58,923
   Stanley Works                         92        2,237          631        15,341
   State Street Corp                    205       15,721        1,047        80,292
   Summit BanCorp                       184        7,107        1,330        51,371
   Sunoco Inc                           105        3,196          718        21,854
   Suntrust Banks Inc                   748       50,817        2,868       194,845
   Supervalu Inc                         86        2,069          941        22,643
   Tandy Corp                           116        6,453          755        41,997
   Tektronix Inc                          3           59          356         6,942
   Temple Inland Inc                     49        2,937          455        27,272
   Tenet Healthcare Corp *              334        6,576        2,402        47,289
   Tenneco Inc                          108        3,233        1,315        39,368
   Texaco Inc                           612       28,496        4,071       189,556
   Texas Instruments                    450       40,134        2,982       265,957
   Texas Utilities Co                   261       11,076        2,099        89,076
   Textron Inc                          237       18,486        1,249        97,422

LifePath Master Portfolios - February 28, 1999                                                        LifePath Funds
--------------------------------------------------------------------------------------------------------------------
                                               LifePath 2020               LifePath 2030               LifePath 2040
                                  --------------------------    ------------------------   -------------------------
                                       Shares          Value       Shares          Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
   Regions Financial Corp               3,810   $    144,780        3,715    $   141,170         7,373   $   280,174
   Reliant Energy Inc                   5,309        142,348        4,890        131,113        10,077       270,190
   Republic New York Corp               1,950         88,359        1,794         81,291         3,613       163,714
   Reynolds Metals Co                   1,274         54,464        1,191         50,915         2,424       103,626
   Rite Aid Corp                        4,697        194,338        4,324        178,906         8,831       365,383
   RJR Holdings Group Inc               5,845        159,642        5,466        149,290        15,413       420,968
   Rockwell International Corp          3,639        161,708        3,323        147,666         6,506       289,110
   Rohm & Haas Co                       3,165         98,906        2,974         92,938         6,046       188,938
   Rowan Cos Inc *                      1,489         12,843        1,417         12,222         2,819        24,314
   Rubbermaid Inc                       2,656         87,814        2,500         82,656         5,086       168,156
   Russell Corp                           647         12,617          616         12,012         1,146        22,347
   Ryder System                         1,342         36,234        1,293         34,911         2,535        68,445
   Safeco Corp                          2,507        100,750        2,378         95,566         4,768       191,614
   Schlumberger Ltd                     8,691        422,057        7,783        377,962        17,813       865,044
   Scientific Atlanta Inc               1,429         46,353        1,355         43,953         2,634        85,440
   Seagate Technology Inc *             4,383        126,833        3,963        114,679         8,176       236,593
   Seagrams Co Ltd                      6,201        287,571        5,770        267,584        11,899       551,816
   Sears Roebuck & Co                   7,432        301,925        6,726        273,244        13,435       545,797
   Sempra Energy                        4,323         90,783        3,979         83,559         8,220       172,620
   Service Corp International           4,687         72,063        4,271         65,667         8,849       136,053
   Shared Medical                         456         23,256          374         19,074           934        47,634
   Sherwin Williams Co                  3,152         75,845        2,843         68,410         5,805       139,683
   Sigma Aldrich Corp                   1,814         47,844        1,709         45,075         3,279        86,484
   Silicon Graphics *                   3,419         54,490        3,198         50,968         6,411       102,175
   Snap-On Inc                          1,041         29,408          982         27,742         1,973        55,737
   Sonat Inc                            2,020         51,131        1,854         46,929         3,646        92,289
   Southern Co                         12,575        315,161       11,671        292,504        23,910       599,244
   Springs Indust Inc                     293          9,742          324         10,773           670        22,278
   Sprint Corp                          7,785        668,050        7,144        613,045        14,791     1,269,253
   Sprint Corp (PCS Group) *            3,970        127,040        3,619        115,808         7,585       242,720
   St Jude Medical Inc *                1,510         37,939        1,424         35,778         2,825        70,978
   St Paul Cos                          4,268        138,177        3,880        125,615         8,118       262,820
   Stanley Works                        1,444         35,107        1,292         31,412         3,065        74,518
   State Street Corp                    2,567        196,857        2,330        178,682         5,301       406,520
   Summit BanCorp                       3,147        121,553        2,946        113,789         5,952       229,896
   Sunoco Inc                           1,683         51,226        1,611         49,035         3,187        97,004
   Suntrust Banks Inc                   5,719        388,535        5,447        370,056        11,362       771,906
   Supervalu Inc                        2,198         52,889        2,073         49,882         3,966        95,432
   Tandy Corp                           1,787         99,402        1,707         94,952         3,363       187,067
   Tektronix Inc                          904         17,628          808         15,756         1,724        33,618
   Temple Inland Inc                    1,016         60,897          949         56,881         1,895       113,582
   Tenet Healthcare Corp *              5,533        108,931        5,074         99,894        10,600       208,688
   Tenneco Inc                          3,053         91,399        2,782         83,286         5,672       169,806
   Texaco Inc                           9,697        451,517        8,918        415,244        18,423       857,821
   Texas Instruments                    7,051        628,861        6,545        583,732        13,322     1,188,156
   Texas Utilities Co                   5,018        212,951        4,656        197,589         9,536       404,684
   Textron Inc                          2,976        232,128        2,724        212,472         5,638       439,764

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                 -----------------------   ------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   The Pep Boys                          49   $      894          469  $      8,559
   Thermo Electron Corp *               169        2,334        1,216        16,796
   Thomas & Betts Corp                   58        2,418          434        18,092
   Time Warner Inc                    1,474       95,073        9,831       634,100
   Timken Co                             42          743          470         8,313
   Torchmark Corp                       142        4,722        1,132        37,639
   Toys "R" Us Inc Holding Co *         281        3,969        1,961        27,699
   Transamerica Corp                    132        9,578        1,029        74,667
   Tribune Co                           121        8,024          922        61,140
   TRW Inc                              121        5,717          915        43,234
   Tupperware Corp                       63        1,103          380         6,650
   Unicom Corp                          228        8,108        1,604        57,042
   Union Camp Corp                       65        4,347          519        34,708
   Union Carbide Corp                   125        5,500        1,016        44,704
   Union Pacific Corp                   278       13,031        1,889        88,547
   Union Pacific Resources Group        242        2,163        1,903        17,008
   Union Planters Corp                  173        7,817        1,032        46,634
   Unisys Corp *                        240        7,155        1,642        48,952
   United Healthcare Corp               267       13,166        1,504        74,166
   United Technologies                  266       32,951        1,456       180,362
   Unocal Corp                          204        5,750        1,836        51,752
   Unum Corp                            152        6,802        1,091        48,822
   US West Inc                          569       30,335        3,863       205,946
   USX-Marathon Group                   365        7,551        2,430        50,271
   USX-US Steel Group Inc               126        3,189          655        16,580
   U.S. Air Group *                     113        5,353          628        29,752
   VF Corp                              120        5,775          956        46,008
   Viacom Inc                           387       34,201        2,705       239,054
   Wachovia Corp                        282       23,988        1,604       136,440
   Washington Mutual Inc                604       24,160        4,553       182,120
   Wendy's International Inc            141        3,375        1,015        24,297
   Westvaco Corp                         56        1,253          852        19,064
   Weyerhaeuser Co                      269       14,997        1,609        89,702
   Whirlpool Corp                        73        3,176          580        25,230
   Willamette Industries Inc            109        3,972          870        31,701
   Williams Co Inc                      560       20,720        3,558       131,646
   Winn Dixie                           146        6,397        1,149        50,341
   Worthington Indust                    77          977          752         9,541
   WR Grace  *                           42          564          601         8,076
   Xerox Corp                           830       45,806        4,312       237,969
                                               ---------                 ----------
   TOTAL LARGE CAP VALUE STOCKS
                         - VALUE             $ 5,289,245                $35,037,838
                         -  COST             $ 4,391,589                $26,814,612

LifePath Master Portfolios - February 28, 1999                                                     LifePath Funds
------------------------------------------------------------------------------------------------------------------
                                             LifePath 2020               LifePath 2030               LifePath 2040
                                --------------------------   -------------------------  --------------------------
                                     Shares          Value       Shares          Value        Shares         Value
------------------------------------------------------------------------------------------------------------------
   The Pep Boys                       1,147  $      20,933          999   $     18,232         2,115    $   38,599
   Thermo Electron Corp *             2,961         40,899        2,676         36,962         5,691        78,607
   Thomas & Betts Corp                  995         41,479          963         40,145         1,814        75,621
   Time Warner Inc                   22,773      1,468,859       20,494      1,321,863        41,052     2,647,854
   Timken Co                          1,120         19,810        1,073         18,979         2,049        36,242
   Torchmark Corp                     2,506         83,325        2,403         79,900         4,694       156,076
   Toys "R" Us Inc Holding Co *       4,730         66,811        4,337         61,260         9,243       130,557
   Transamerica Corp                  2,308        167,474        2,078        150,785         4,309       312,672
   Tribune Co                         2,254        149,468        2,080        137,930         4,124       273,473
   TRW Inc                            2,215        104,659        2,025         95,681         4,133       195,284
   Tupperware Corp                    1,126         19,705          914         15,995         2,267        39,673
   Unicom Corp                        3,867        137,520        3,609        128,345         7,337       260,922
   Union Camp Corp                    1,249         83,527        1,146         76,639         2,276       152,208
   Union Carbide Corp                 2,409        105,996        2,259         99,396         4,594       202,136
   Union Pacific Corp                 4,475        209,766        4,083        191,391         8,450       396,094
   Union Pacific Resources Group      4,508         40,290        4,237         37,868         8,313        74,297
   Union Planters Corp                2,298        103,841        2,171         98,109         7,397       334,252
   Unisys Corp *                      4,141        123,454        3,660        109,114         8,421       251,051
   United Healthcare Corp             3,509        173,038        3,217        158,638         6,712       330,986
   United Technologies                3,582        443,720        3,200        396,400         7,305       904,907
   Unocal Corp                        4,350        122,616        3,991        112,496         8,254       232,660
   Unum Corp                          2,474        110,712        2,276        101,851         4,609       206,253
   US West Inc                        9,084        484,291        8,380        446,759        17,250       919,641
   USX-Marathon Group                 5,589        115,622        5,036        104,182         9,937       205,572
   USX-US Steel Group Inc             1,629         41,234        1,489         37,690         2,787        70,546
   U.S. Air Group *                   1,478         70,020        1,275         60,403         2,952       139,851
   VF Corp                            2,209        106,308        2,016         97,020         4,121       198,323
   Viacom Inc                         6,427        567,986        5,944        525,301        12,300     1,087,013
   Wachovia Corp                      3,675        312,605        3,518        299,250         7,093       603,348
   Washington Mutual Inc             10,758        430,320        9,862        394,480        20,344       813,760
   Wendy's International Inc          2,244         53,716        2,153         51,537         4,386       104,990
   Westvaco Corp                      1,968         44,034        1,747         39,089         3,384        75,717
   Weyerhaeuser Co                    3,779        210,679        3,366        187,655         6,657       371,128
   Whirlpool Corp                     1,430         62,205        1,288         56,028         2,529       110,012
   Willamette Industries Inc          2,022         73,677        1,843         67,154         3,696       134,673
   Williams Co Inc                    8,024        296,888        7,344        271,728        14,552       538,424
   Winn Dixie                         2,663        116,673        2,490        109,093         5,026       220,202
   Worthington Indust                 1,745         22,140        1,624         20,605         3,192        40,499
   WR Grace  *                        1,316         17,684        1,126         15,131         2,478        33,298
   Xerox Corp                        10,400        573,950        9,444        521,191        21,270     1,173,838
                                                ----------                   ---------                 -----------
   TOTAL LARGE CAP VALUE STOCKS
                         - VALUE               $81,898,548                 $75,301,494                $155,596,531
                         -  COST               $61,398,103                 $55,664,589                $127,645,903


LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                ------------------------  -------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   MEDIUM CAP GROWTH STOCKS
   Percent of Net Assets                           1.84%                      2.13%
   20th Century Industries               --  $        --        1,244  $     23,792
   Abercrombie & Fitch Co *               6          456          642        48,792
   ADC Telecommunications *             772       31,266        1,561        63,221
   Allied Waste Industries Inc *        500        9,750        1,420        27,690
   Altera Corp *                        420       20,423        1,262        61,365
   Amazon.com Inc *                     300       38,438          528        67,650
   American Management Systems Inc *     --           --           --            --
   American Power Conversion *          400       14,350          962        34,512
   American Tower Corp *                 --           --        1,156        30,995
   Apollo Group Inc *                   200        6,013          572        17,196
   Aspect Telecommunication Corp *       --           --          540         4,151
   At Home Corp *                       100       10,625          264        28,017
   Barnes & Noble *                     400       11,825          616        18,211
   Bea Systems Inc *                     --           --           88         1,507
   Beckman Coulter Inc                  194        9,373          396        19,132
   Bed Bath & Beyond Inc *              500       14,719        1,420        41,801
   Best Buy Co Inc *                    500       46,375          880        81,620
   Biogen Inc *                         418       40,180          757        72,767
   Cablevision Systems Corp *            --           --          880        57,200
   Cadence Design Systems Inc *       1,164       28,009        2,409        57,967
   Cambridge Technology Partners Inc *   --           --          352         8,844
   Carlisle Corp                        200        8,275          352        14,564
   Catellus Development Corp *          300        4,331        1,068        15,419
   Centocor Inc *                       446       18,537          739        30,715
   Central Newspapers Class A           200        7,000          176         6,160
   Champion Enterprises Inc *            --           --           --            --
   Chancellor Media Corp *              600       26,250        1,420        62,125
   Ciber Inc *                          200        5,025          440        11,055
   CIENA Corp *                         100        2,788          628        17,506
   Cintas Corp                          420       29,715          880        62,260
   Citrix Systems Inc                   200       15,425          396        30,542
   CNB BancShares Inc                    --           --          352        14,146
   Comair Holdings Inc                  300       11,288          704        26,488
   Comverse Technology Inc *            300       21,525          440        31,570
   Concord EFS Inc *                    350       11,178        1,244        39,730
   Convergys Corp *                      --           --          100         1,731
   Covance Inc *                         90        2,481          511        14,084
   Cox Communications Inc Class A *     413       29,220          769        54,407
   Crompton & Knowles Corp              350        6,475        1,103        20,406
   Delta & Pine Land Co                  --           --          440        14,245
   DeVry Inc *                           --           --           --            --
   Dial Corp                            536       15,645        1,226        35,784
   Dole Food Co                         346       10,899          625        19,688
   Dollar Tree Stores Inc *             200        8,000          484        19,360
   Electronic Arts Inc *                400       15,950          616        24,563

LifePath Master Portfolios - February 28, 1999                                                         LifePath Funds
---------------------------------------------------------------------------------------------------------------------
                                                LifePath 2020               LifePath 2030               LifePath 2040
                                    -------------------------  --------------------------  --------------------------
                                        Shares          Value       Shares          Value        Shares         Value
   COMMON STOCKS(continued)
   MEDIUM CAP GROWTH STOCKS
   Percent of Net Assets                                2.31%                       3.09%                       3.71%
   20th Century Industries               2,116     $   40,469        1,964     $   37,562            88    $    1,683
   Abercrombie & Fitch Co *              1,289         97,964        1,217         92,492           188        14,288
   ADC Telecommunications *              2,463         99,752        2,336         94,608         6,730       272,565
   Allied Waste Industries Inc *         2,642         51,519        2,500         48,750         5,123        99,899
   Altera Corp *                         1,885         91,658        2,229        108,385         4,575       222,459
   Amazon.com Inc *                        789        101,091          804        103,013         1,855       237,672
   American Management Systems Inc *        --             --           --             --            88         2,937
   American Power Conversion *           1,585         56,862        1,437         51,552         4,116       147,662
   American Tower Corp *                 2,028         54,376        1,875         50,273            88         2,360
   Apollo Group Inc *                      964         28,980        1,027         30,874         2,031        61,057
   Aspect Telecommunication Corp *         100            769           --             --         1,060         8,149
   At Home Corp *                          526         55,822          536         56,883         1,148       121,832
   Barnes & Noble *                      1,227         36,273        1,161         34,322         2,473        73,108
   Bea Systems Inc *                       263          4,504          179          3,065           353         6,045
   Beckman Coulter Inc                     745         35,993          719         34,737         1,484        71,696
   Bed Bath & Beyond Inc *               2,379         70,032        2,232         65,705         4,593       135,206
   Best Buy Co Inc *                     1,402        130,036        1,339        124,192         4,063       376,843
   Biogen Inc *                          1,211        116,407        1,180        113,428         3,436       330,286
   Cablevision Systems Corp *            1,590        103,350        1,786        116,090            88         5,720
   Cadence Design Systems Inc *          3,825         92,039        3,652         87,876        10,184       245,053
   Cambridge Technology Partners Inc *     614         15,427          625         15,703         1,325        33,291
   Carlisle Corp                           701         29,004          714         29,542         1,413        58,463
   Catellus Development Corp *           1,941         28,023        1,875         27,070         3,798        54,834
   Centocor Inc *                        1,311         54,488        1,220         50,706         3,551       147,588
   Central Newspapers Class A              351         12,285          893         31,255         1,943        68,005
   Champion Enterprises Inc *              100          1,969           --             --            88         1,733
   Chancellor Media Corp *               2,204         96,425        2,054         89,863         6,006       262,763
   Ciber Inc *                             789         19,824          714         17,939         1,590        39,949
   CIENA Corp *                          1,240         34,565        1,071         29,854         2,561        71,388
   Cintas Corp                           1,350         95,513        1,634        115,606         3,339       236,234
   Citrix Systems Inc                      745         57,458          937         72,266         2,031       156,641
   CNB BancShares Inc                       --             --           --             --            --           --
   Comair Holdings Inc                   1,402         52,750        1,339         50,380         2,826       106,328
   Comverse Technology Inc *               789         56,611        1,071         76,844         2,296       164,738
   Concord EFS Inc *                     2,248         71,796        2,098         67,005         4,416       141,036
   Convergys Corp *                        100          1,731           --             --            --           --
   Covance Inc *                           902         24,861          783         21,581         1,454        40,076
   Cox Communications Inc Class A *      1,134         80,231        1,185         83,839         3,311       234,253
   Crompton & Knowles Corp               1,928         35,668        1,848         34,188         3,736        69,116
   Delta & Pine Land Co                     --             --           --             --            88         2,849
   DeVry Inc *                             100          2,513           --             --            88         2,211
   Dial Corp                             1,977         57,704        2,614         76,296         5,306       154,869
   Dole Food Co                          1,234         38,871        1,132         35,658         2,407        75,821
   Dollar Tree Stores Inc *                920         36,800          937         37,480         1,943        77,720
   Electronic Arts Inc *                 1,402         55,905        1,429         56,981         2,915       116,236

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                 -----------------------  -------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(comntinued)
   Estee Lauder Co Class A              200    $  17,363          176    $   15,279
   Ethan Allen Interiors Inc            200        9,000          352        15,840
   Family Dollar Stores Inc             660       13,200        1,807        36,140
   Fastenal Co                          200        7,600          352        13,376
   Federal Mogul Corp                   396       19,478          616        30,300
   First American Corp                  600       24,338        1,304        52,894
   First Health Group Corp *            468        7,488          962        15,392
   First Tennessee National Corp        716       27,253        1,578        60,063
   Fiserv Inc *                         425       19,975          876        41,172
   Flowers Industries Inc               409        9,969        1,262        30,761
   Forest Labs Inc Class A *            464       22,939          739        36,534
   Galileo International Inc            200       10,100          440        22,220
   Gartner Group Inc Class A *          200        4,488          616        13,822
   General Nutrition Co Inc *           300        4,013        1,244        16,639
   Global Telesystems Group Inc *       200       11,075          440        24,420
   Gulfstream Aerospace Corp *          300       13,425          528        23,628
   Harley-Davidson Inc                  836       48,331        1,860       107,531
   Health Management Associates
   Inc Class A *                      1,262       16,327         2,595       33,573
   Hearst-Argyle Television Inc *       300        7,913          704        18,568
   Hillenbrand Industries Inc           300       12,563          528        22,110
   HON Industries Inc                   206        4,893          751        17,836
   Howmet International Inc *            --           --          176         2,838
   I2 Technologies Inc *                 --           --          176         4,389
   Immunex Corp                         100       14,100          264        37,356
   Intermedia Communications Inc *       --           --          100         1,813
   International Game Technology        597       11,343        1,244        23,636
   International Home Foods Inc *       200        3,125          352         5,500
   Interstate Bakeries Corp             200        4,800          528        12,672
   Interstate Energy Corp               241        6,643        1,121        30,898
   Intuit Inc *                         300       29,681          528        52,239
   JD Edwards & Co *                    200        3,163          352         5,566
   Jones Apparel Group Inc *            300        8,381        1,068        29,837
   Kansas City Southern Industries      643       30,060        1,341        62,692
   Keane Inc *                          300        9,281          792        24,503
   Keebler Food Co *                    200        7,800           88         3,432
   Knoll Inc *                           --           --          176         3,366
   Lancaster Colony Corp                207        5,693          431        11,853
   Legato Systems Inc *                  --           --          440        21,670
   Leggett & Platt Inc                1,016       21,273        2,300        48,156
   Lexmark International Group
   Class A *                            400       41,275          792        81,725
   LHS Group Inc *                      100        4,300          176         7,568
   Lincare Holdings Inc *               200        7,125          440        15,675
   Linear Technology Corp               972       42,586        1,796        78,687
   Mail-Well Inc *                       --           --          100         1,413
   Martin Marietta Inc                  100        5,131           88         4,516
   Maxim Intergrated Products Inc *     700       29,181        1,420        59,196
   McCormick & Co Inc                   388       11,107          892        25,534

LifePath Master Portfolios - February 28, 1999                                                        LifePath Funds
--------------------------------------------------------------------------------------------------------------------
                                               LifePath 2020               LifePath 2030               LifePath 2040
                                  --------------------------  --------------------------  --------------------------
                                       Shares          Value       Shares          Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(comntinued)
   Estee Lauder Co Class A                351     $   30,471          625      $  54,258         1,237    $  107,387
   Ethan Allen Interiors Inc              701         31,545          714         32,130         1,413        63,585
   Family Dollar Stores Inc             3,317         66,340        3,107         62,140         6,433       128,660
   Fastenal Co                            701         26,638          714         27,132         1,413        53,694
   Federal Mogul Corp                   1,011         49,729        1,337         65,764         2,720       133,790
   First American Corp                  2,133         86,520        1,981         80,354         5,790       234,857
   First Health Group Corp *            1,706         27,296        1,600         25,600         3,294        52,704
   First Tennessee National Corp        2,502         95,232        2,411         91,769         6,942       264,230
   Fiserv Inc *                         1,588         74,636        1,422         66,834         3,923       184,381
   Flowers Industries Inc               2,219         54,088        2,175         53,016         4,341       105,812
   Forest Labs Inc Class A *            1,255         62,044        1,225         60,561         3,904       193,004
   Galileo International Inc              877         44,289          893         45,097         1,855        93,678
   Gartner Group Inc Class A *          1,140         25,579        1,161         26,050         2,385        53,513
   General Nutrition Co Inc *           2,204         29,479        2,054         27,472         4,151        55,520
   Global Telesystems Group Inc *         877         48,674          893         49,562         1,766        98,013
   Gulfstream Aerospace Corp *          1,152         51,552          982         43,945         2,120        94,870
   Harley-Davidson Inc                  2,921        168,870        2,757        159,389         5,900       341,094
   Health Management Associates
   Inc Class A *                        4,264         55,166        3,976         51,440        11,490       148,652
   Hearst-Argyle Television Inc *       1,227         32,362        1,250         32,969         2,473        65,225
   Hillenbrand Industries Inc             789         33,039          804         33,668         2,473       103,557
   HON Industries Inc                   1,299         30,851        1,168         27,740         2,535        60,206
   Howmet International Inc *             351          5,660          268          4,322           795        12,819
   I2 Technologies Inc *                  263          6,559          268          6,683           618        15,411
   Immunex Corp                           438         61,977          446         63,109           883       124,945
   Intermedia Communications Inc *        100          1,813           --             --            88         1,595
   International Game Technology        2,004         38,076        2,783         52,877         5,781       109,839
   International Home Foods Inc *         701         10,953          714         11,156         1,413        22,078
   Interstate Bakeries Corp             1,052         25,248        1,071         25,704         2,120        50,880
   Interstate Energy Corp               1,829         50,412        1,735         47,821           677        18,660
   Intuit Inc *                           789         78,062          804         79,546         2,561       253,379
   JD Edwards & Co *                      614          9,709          625          9,883         1,413        22,343
   Jones Apparel Group Inc *            1,853         51,768        1,786         49,896         3,621       101,162
   Kansas City Southern Industries      2,112         98,736        1,924         89,947         5,723       267,550
   Keane Inc *                          1,327         41,054        1,696         52,470         3,533       109,302
   Keebler Food Co *                      175          6,825          893         34,827         1,766        68,874
   Knoll Inc *                            263          5,030          268          5,126           530        10,136
   Lancaster Colony Corp                  881         24,228          857         23,568         1,759        48,373
   Legato Systems Inc *                   789         38,858          804         39,597            88         4,334
   Leggett & Platt Inc                  3,648         76,380        3,454         72,318         9,239       193,442
   Lexmark International Group
   Class A *                            1,140        117,634        1,161        119,801         3,003       309,872
   LHS Group Inc *                        351         15,093          357         15,351           707        30,401
   Lincare Holdings Inc *                 701         24,973          714         25,436         1,700        60,563
   Linear Technology Corp               2,804        122,850        2,696        118,119         8,038       352,165
   Mail-Well Inc *                        100          1,413           --             --            88         1,243
   Martin Marietta Inc                    175          8,980          179          9,185           442        22,680
   Maxim Intergrated Products Inc *     2,291         95,506        2,054         85,626         6,359       265,091
   McCormick & Co Inc                   1,551         44,397        1,433         41,020         2,963        84,816

LifePath Funds                    LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                  ----------------------     ----------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   McLeod Inc Class A *                 200    $   7,700          440    $   16,940
   MedImmune Inc *                       --           --          528        29,040
   Meritor Automotive Inc               270        4,286        1,094        17,367
   Metris Companies Inc                 160        6,880          112         4,816
   Miller (Herman) Inc                  476        8,092        1,279        21,743
   Mylan Laboratories                   703       19,201        1,482        40,477
   National Commerce Bancorp            400        8,300        1,244        25,813
   National Data Corp                   200        9,663          440        21,258
   Netscape Communications Corp *       401       31,052          884        68,455
   Network Appliance Inc *               --           --          704        29,568
   Network Associates Inc *             725       34,075        1,574        73,978
   North Fork BanCorp Inc               800       17,600        1,596        35,112
   NTL Inc *                             --           --          528        41,019
   Office Depot Inc                   1,338       47,750        2,950       105,278
   Omnicare Inc                         400        9,575        1,244        29,778
   Outdoor Systems Inc *                450       12,572          980        27,379
   Pittston Brink's Group               323        7,914          546        13,377
   Pixar Inc *                           --           --           88         3,619
   Platinum Technology Inc *            300        3,975        1,068        14,151
   Policy Management System Corp *      496       18,135          299        10,932
   Primedia Inc *                        --           --          276         3,674
   Protection One Inc *                  --           --          100           813
   Quintiles Transnational Corp *       300       12,938          704        30,360
   Qwest Communications
       International Inc *              700       43,006        1,596        98,054
   Readers Digest Association Inc       400       13,600        1,156        39,304
   Rexall Sundown Inc *                 100        1,431          628         8,988
   Reynolds & Reynolds Inc              246        4,643          910        17,176
   Robert Half International Inc *      300       10,800        1,024        36,864
   Ross Stores Inc                      300       13,725          528        24,156
   Rouse Co                             300        7,013          980        22,908
   Safeskin Corp *                      200        4,650          616        14,322
   Sanmina Corp *                       200       10,425          440        22,990
   Sepracor Inc *                        --           --          352        43,912
   Servicemaster Co                   1,000       18,688        2,688        50,232
   Shaw Inds *                        1,160       25,448        1,622        35,583
   Siebel Systems Inc *                 300       13,200          706        31,064
   Snyder Communications Inc *          200        6,850          352        12,056
   Sonoco Products Co                   526       12,887        1,212        29,694
   Southdown Inc                        275       12,977          440        20,763
   Starbucks Corp                       500       26,438        1,068        56,471
   Starwood Hotels & Resorts
       Worldwide Inc                  1,064       32,984        2,182        67,642
   Steris Corp *                        300        9,863          880        28,930
   Sterling Commerce Inc *              377        9,802        1,189        30,914
   Stryker Corp                         448       21,168          810        38,273
   Suiza Foods Corp *                   200        7,400          352        13,024
   Sundstrand Corp                      326       22,066          669        45,283
   Sungard Data Sys Inc *               500       19,813        1,156        45,807

LifePath Master Portfolios - February 28, 1999                    LifePath Funds
--------------------------------------------------------------------------------

                                             LifePath 2020               LifePath 2030               LifePath 2040
                                   -----------------------     -----------------------      ----------------------
                                     Shares          Value       Shares          Value        Shares         Value
------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   McLeod Inc Class A *                 877   $     33,765          804   $     30,954         1,766  $     67,991
   MedImmune Inc *                       --             --           --             --            --           --
   Meritor Automotive Inc             1,868         29,655        1,814         28,797         3,630        57,626
   Metris Companies Inc                 227          9,605          145          6,235           139         5,881
   Miller (Herman) Inc                2,376         40,392        2,246         38,182         4,540        77,180
   Mylan Laboratories                 2,348         64,130        2,256         61,617         6,229       170,130
   National Commerce Bancorp          2,291         47,538        2,143         44,467         4,416        91,632
   National Data Corp                   877         42,370          893         43,143         1,766        85,320
   Netscape Communications Corp *     1,592        123,281        1,625        125,836         3,308       256,163
   Network Appliance Inc *               --             --           --             --            --           --
   Network Associates Inc *           2,467        115,949        2,332        109,604         6,779       318,613
   North Fork BanCorp Inc             2,554         56,188        3,393         74,646         7,022       154,484
   NTL Inc *                            964         74,891          893         69,375            88         6,837
   Office Depot Inc                   4,839        172,692        4,453        158,916        11,870       423,611
   Omnicare Inc                       1,765         42,250        2,143         51,298         4,328       103,602
   Outdoor Systems Inc *              1,524         42,577        2,254         62,971         4,615       128,932
   Pittston Brink's Group             1,102         26,999        1,020         24,990         2,212        54,194
   Pixar Inc *                          263         10,816          268         11,022           530        21,796
   Platinum Technology Inc *          1,853         24,552        1,786         23,665         3,621        47,978
   Policy Management System Corp *      531         19,415          461         16,855           866        31,663
   Primedia Inc *                       351          4,673          268          3,568           795        10,583
   Protection One Inc *                 100            813           --             --            --           --
   Quintiles Transnational Corp *     1,315         56,709        1,339         57,744         2,738       118,076
   Qwest Communications
       International Inc *            2,553        156,850        2,321        142,618         6,536       401,556
   Readers Digest Association Inc     2,028         68,952        1,875         63,750         3,798       129,132
   Rexall Sundown Inc *               1,064         15,229          893         12,781         1,943        27,809
   Reynolds & Reynolds Inc            1,688         31,861        1,475         27,841         3,268        61,684
   Robert Half International Inc *    1,853         66,708        1,741         62,676         3,621       130,356
   Ross Stores Inc                    1,315         60,161        1,250         57,188         2,561       117,166
   Rouse Co                           1,678         39,223        1,518         35,483         3,180        74,333
   Safeskin Corp *                    1,052         24,459        1,071         24,901         2,208        51,336
   Sanmina Corp *                       701         36,627          714         37,307         1,590        83,078
   Sepracor Inc *                        --             --          536         66,866            --           --
   Servicemaster Co                   5,045         94,278        4,728         88,355         9,790       182,951
   Shaw Inds *                        2,918         64,014        2,772         60,811         5,829       127,874
   Siebel Systems Inc *               1,234         54,296        1,166         51,304         2,576       113,344
   Snyder Communications Inc *          614         21,030          625         21,406         1,413        48,395
   Sonoco Products Co                 1,923         47,114        2,218         54,341         5,317       130,267
   Southdown Inc                        660         31,144          962         45,394         2,031        95,838
   Starbucks Corp                     1,678         88,724        1,518         80,264         4,504       238,149
   Starwood Hotels & Resorts
       Worldwide Inc                  3,490        108,190        3,297        102,207         8,793       272,583
   Steris Corp *                      1,678         55,164        1,607         52,830         3,268       107,436
   Sterling Commerce Inc *            2,076         53,976        1,961         50,986         3,952       102,752
   Stryker Corp                       1,387         65,536        1,239         58,543         3,886       183,614
   Suiza Foods Corp *                   701         25,937          714         26,418         1,502        55,574
   Sundstrand Corp                    1,043         70,598        1,366         92,461         2,818       190,743
   Sungard Data Sys Inc *             1,765         69,938        2,321         91,970         4,769       188,972


LifePath Funds                    LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                ---------------------------------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Sybron Corp *                        500   $   12,281        1,244    $   30,556
   Symantec *                           278        5,021          892        16,112
   Symbol Technologies Inc              285       15,105          679        35,987
   Synopsys Inc *                       400       18,500          792        36,630
   T Rowe Price Assoc Inc               500       15,406        1,244        38,331
   TCA Cable TV Inc                     532       23,475          616        27,181
   Tel-Save Holdings Inc *              100          994          540         5,366
   The Learning Company Inc *           160        4,650          669        19,443
   Tiffany & Co                         226       12,924          440        25,163
   Total Renal Care Holdings Inc *       --           --          980         8,698
   Total System Services Inc            450       10,238          484        11,011
   Uniphase Corp *                       --           --          440        38,775
   United Asset Mgmt Corp               400        9,075          980        22,234
   Univision Communications Inc *       100        4,075          264        10,758
   USG Corp                             200       10,025          440        22,055
   Valspar                              200        6,500          528        17,160
   Vastar Resources Inc                 200        7,700          264        10,164
   Veritas Software Corp *              300       21,300          528        37,488
   Viad Corp                            536       14,171        1,314        34,739
   Vitesse Semiconductor Corp *         300       13,763          792        36,383
   Vulcan Materials Co                  200       26,950          352        47,432
   Waters Corp                           --           --          352        32,758
   Watson Pharmaceutical Inc *          500       24,156          980        47,346
   West Point Stevens *                 200        5,100          528        13,464
   Whitman Corp                         464        8,816        1,224        23,256
   Whole Foods Market Inc *             200        6,175          352        10,868
   Williams-Sonoma Inc *                 --           --           --            --
   Xilinx Inc                           447       31,178          792        55,242
   Yahoo! Inc *                         400       61,400        1,684       258,494
   Young & Rubicam Inc *                100        3,775          264         9,966
   Zions BanCorp                        400       25,600          880        56,320
                                              ----------                 ----------
   TOTAL MEDIUM CAP GROWTH STOCKS
                          - VALUE             $2,146,526                 $5,176,543
                          -  COST             $1,455,274                 $4,015,016

   MEDIUM CAP VALUE STOCKS
   Percent of Net Assets                           2.24%                      2.55%
   Acnielson Corp *                      73   $    1,898          399    $   10,374
   Adaptec Inc *                        600       11,963        1,684        33,575
   AFLAC Corp                         1,592       70,247        3,127       137,979
   AG Edwards Inc                       482       15,695        1,270        41,354
   Airborne Freight Corp                300       11,700          704        27,456
   Albemarle Corp                       313        7,395          229         5,410
   Alexander & Baldwin Inc              204        4,029          607        11,988
   Alleghany Corp *                       2          362          102        18,462
   Allmerica Financial Corp             124        6,619          730        38,964
   AMB Property Corp                     --           --          980        20,580


LifePath Master Portfolios - February 28, 1999                    LifePath Funds
--------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2040
                                     -----------------------     -----------------------      ----------------------
                                       Shares          Value       Shares          Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Sybron Corp *                        1,941     $   47,676        2,589     $   63,592         5,299   $   130,157
   Symantec *                           1,622         29,297        1,394         25,179         3,003        54,242
   Symbol Technologies Inc              1,295         68,635        1,279         67,787         2,550       135,150
   Synopsys Inc *                       1,490         68,913        1,518         70,208         3,003       138,889
   T Rowe Price Assoc Inc               1,941         59,807        2,411         74,289         5,034       155,110
   TCA Cable TV Inc                       650         28,681          493         21,754            88         3,883
   Tel-Save Holdings Inc *                977          9,709          893          8,874         1,855        18,434
   The Learning Company Inc *             240          6,975          143          4,156           442        12,846
   Tiffany & Co                           771         44,092          768         43,920         1,590        90,928
   Total Renal Care Holdings Inc *        100            888           --             --            88          781
   Total System Services Inc              964         21,931          893         20,316         1,943        44,203
   Uniphase Corp *                         --             --           --             --            88         7,755
   United Asset Mgmt Corp               1,765         40,043        1,696         38,478         3,445        78,158
   Univision Communications Inc *         438         17,849          446         18,175           883        35,982
   USG Corp                               877         43,960          804         40,301         1,766        88,521
   Valspar                                964         31,330          982         31,915         2,031        66,008
   Vastar Resources Inc                   438         16,863          446         17,171           883        33,996
   Veritas Software Corp *              1,052         74,692        1,027         72,917         2,120       150,520
   Viad Corp                            1,801         47,614        2,257         59,669         4,512       119,286
   Vitesse Semiconductor Corp *         1,678         77,083        1,518         69,733         3,180       146,081
   Vulcan Materials Co                    526         70,879          536         72,226         1,590       214,253
   Waters Corp                            701         65,237          625         58,164            --           --
   Watson Pharmaceutical Inc *          1,590         76,817        1,429         69,039         3,975       192,042
   West Point Stevens *                 1,152         29,376        1,071         27,311         2,120        54,060
   Whitman Corp                         2,687         51,053        2,584         49,096         5,357       101,783
   Whole Foods Market Inc *               701         21,643          625         19,297         1,325        40,909
   Williams-Sonoma Inc *                   --             --           --             --           442        15,111
   Xilinx Inc                           1,367         95,348        1,673        116,692         3,462       241,475
   Yahoo! Inc *                         2,554        392,039        2,322        356,427         2,296       352,436
   Young & Rubicam Inc *                  438         16,535          446         16,837           883        33,333
   Zions BanCorp                        1,502         96,128        1,339         85,696         3,621       231,744
                                                  ----------                  ----------                 -----------
   TOTAL MEDIUM CAP GROWTH STOCKS
                          - VALUE                 $8,455,274                  $8,545,946                 $18,286,357
                          -  COST                 $6,660,946                  $6,860,847                 $14,899,261

   MEDIUM CAP VALUE STOCKS
   Percent of Net Assets                               2.89%                       3.78%                       4.67%
   Acnielson Corp *                       805     $   20,930          631     $   16,406         1,440   $    37,440
   Adaptec Inc *                        3,080         61,408        2,946         58,736         6,094       121,499
   AFLAC Corp                           5,138        226,714        4,798        211,712        10,381       458,062
   AG Edwards Inc                       2,313         75,317        2,201         71,670         4,449       144,871
   Airborne Freight Corp                1,315         51,285        1,250         48,750         2,650       103,350
   Albemarle Corp                         536         12,663          386          9,119           871        20,577
   Alexander & Baldwin Inc              1,064         21,014          990         19,553         2,190        43,253
   Alleghany Corp *                       104         18,824          104         18,824           304        55,024
   Allmerica Financial Corp             1,384         73,871        1,314         70,135         1,151        61,435
   AMB Property Corp                      363          7,623          268          5,628           707        14,847

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------
                                           LifePath 2000              LifePath 2010
                                ------------------------  -------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   AMBAC Inc                            400    $  22,400          616    $   34,496
   American Bankers Insurance Group Inc  --           --          352        16,896
   American Financial Group Inc         304       11,229          343        12,670
   American National Insurance Co       100        7,525           88         6,622
   American Standard Co Inc *           200        6,713          716        24,031
   American Water Works Co Inc          300        9,075          880        26,620
   AmSouth Bancorp                      600       28,200        1,354        63,638
   Analog Devices Inc *                 901       22,581        1,883        47,193
   Apartment Investment & Management Co  --           --          616        24,101
   Archstone Communities Trust          600       11,738        1,156        22,614
   Arden Realty Group Inc               200        4,675          892        20,851
   Arrow Electronics Inc *              386        5,476        1,237        17,550
   Associated Banc Corp                 350       10,872          638        19,818
   Astoria Financial Corp               430       19,484          581        26,327
   Autoliv Inc                          544       20,672        1,243        47,234
   Avalonbay Communities Inc             --           --          792        24,998
   Avnet Inc                            230        9,128          484        19,209
   AVX Corp                             300        4,106          364         4,982
   Bancwest Corp                        200        7,838          264        10,346
   Belo (A H) Corp                      412        7,468        1,050        19,031
   Bergen Brunswig Corp Class A         650       15,884        1,411        34,481
   Berkshire Hathaway Inc Class A *      --           --           20       142,200
   BJ Services Co *                     300        4,219        1,068        15,019
   BJ's Wholesale Club Inc              365       15,900          440        19,168
   Borders Group Inc *                  300        4,144          980        13,536
   Boston Properties Inc                200        6,463          528        17,061
   Bowater Inc                          295       12,427          713        30,035
   Brinker International Inc *          956       27,664          971        28,098
   Cabot Corp                           310        7,808          927        23,349
   Cali Realty Corp                     300        8,681          792        22,919
   Camden Property Trust                 --           --          528        12,936
   CarrAmercia Realty Corp              300        6,450          440         9,460
   CBRL Group Inc                       249        4,669          901        16,894
   CCB Financial Corp                   200       10,388          352        18,282
   Centura Banks Inc                    200       12,800          352        22,528
   Charter One Financial Inc            742       21,379        1,598        46,042
   Chiron Corp *                        396        8,341        1,237        26,054
   Circus Circus Entertainment Inc *    529        9,059        1,270        21,749
   City National Corp                   200        6,450          528        17,028
   CKE Restaurants Inc                  220        5,844          484        12,856
   Clayton Homes Inc                    657        8,130        1,621        20,060
   CNA Financial Corp *                 200        6,788          176         5,973
   CNF Transportation Inc               262       11,070          670        28,308
   Colonial BancGroup Inc                --           --          188         2,327
   Coltec Industries *                  100        1,800          716        12,888
   Comdisco Inc                         548        6,576        1,362        16,344
   Commerce Bancshares Inc              352       14,332          679        27,659

LifePath Master Portfolios - February 28, 1999                                                          LifePath Funds
----------------------------------------------------------------------------------------------------------------------
                                                 LifePath 2020               LifePath 2030               LifePath 2040
                                    --------------------------  --------------------------  --------------------------
                                         Shares          Value       Shares          Value        Shares         Value
----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   AMBAC Inc                              1,052   $     58,912        1,071   $     59,976         3,180       178,080
   American Bankers Insurance Group Inc     614         29,472          536         25,728         1,413        67,824
   American Financial Group Inc             888         32,801          900         33,244         1,837        67,854
   American National Insurance Co           263         19,791          268         20,167           530        39,883
   American Standard Co Inc *             1,327         44,537        1,161         38,966         2,473        83,000
   American Water Works Co Inc            1,765         53,391        1,607         48,612         3,356       101,519
   AmSouth Bancorp                        2,160        101,520        1,987         93,389         5,940       279,180
   Analog Devices Inc *                   3,026         75,839        2,822         70,726         8,240       206,515
   Apartment Investment & Management Co   1,052         41,160        1,071         41,903            88         3,443
   Archstone Communities Trust            1,853         36,249        2,768         54,149         5,741       112,308
   Arden Realty Group Inc                 1,502         35,109        1,339         31,299         2,826        66,058
   Arrow Electronics Inc *                2,290         32,489        2,161         30,659         4,372        62,028
   Associated Banc Corp                     986         30,628          937         29,106         3,180        98,779
   Astoria Financial Corp                   881         39,920        1,344         60,900         2,747       124,473
   Autoliv Inc                            2,001         76,038        1,815         68,970         5,397       205,086
   Avalonbay Communities Inc              1,590         50,184        1,429         45,103            88         2,778
   Avnet Inc                                889         35,282          946         37,544         1,956        77,629
   AVX Corp                                 626          8,568          536          7,337         1,148        15,713
   Bancwest Corp                            526         20,613          446         17,478         1,148        44,987
   Belo (A H) Corp                        1,878         34,039        1,775         32,172         3,692        66,918
   Bergen Brunswig Corp Class A           2,004         48,973        2,634         64,368         5,211       127,344
   Berkshire Hathaway Inc Class A *          40        284,400           40        284,400            80       568,800
   BJ Services Co *                       1,941         27,295        1,696         23,850         3,710        52,172
   BJ's Wholesale Club Inc                  436         18,993          328         14,289            88         3,834
   Borders Group Inc *                    1,765         24,379        1,696         23,426         3,445        47,584
   Boston Properties Inc                  1,052         33,993        1,071         34,607         2,120        68,503
   Bowater Inc                            1,360         57,290        1,346         56,700         2,804       118,119
   Brinker International Inc *            1,740         50,351        1,045         30,240         1,970        57,007
   Cabot Corp                             1,916         48,259        1,814         45,690         3,701        93,219
   Cali Realty Corp                       1,402         40,570        1,429         41,352         2,915        84,353
   Camden Property Trust                     --             --           --             --            88         2,156
   CarrAmercia Realty Corp                1,402         30,143        1,339         28,789         2,826        60,759
   CBRL Group Inc                         1,600         30,000        1,492         27,975         3,113        58,369
   CCB Financial Corp                       701         36,408          714         37,083         1,678        87,151
   Centura Banks Inc                        438         28,032          625         40,000         1,325        84,800
   Charter One Financial Inc              2,545         73,322        2,338         67,364         6,919       199,354
   Chiron Corp *                          2,225         46,864        2,143         45,137         4,374        92,127
   Circus Circus Entertainment Inc *      2,311         39,576        2,198         37,641         4,412        75,556
   City National Corp                       964         31,089          982         31,670         2,031        65,500
   CKE Restaurants Inc                      968         25,713          786         20,878         1,749        46,458
   Clayton Homes Inc                      2,888         35,739        2,812         34,799         5,638        69,770
   CNA Financial Corp *                     351         11,912          714         24,231         1,502        50,974
   CNF Transportation Inc                 1,236         52,221        1,226         51,799         2,418       102,161
   Colonial BancGroup Inc                   100          1,238           --             --            88         1,089
   Coltec Industries *                    1,327         23,886        1,161         20,898         2,650        47,700
   Comdisco Inc                           3,100         37,200        2,953         35,436         6,029        72,348
   Commerce Bancshares Inc                1,070         43,607        1,054         42,959         3,265       133,061

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                ------------------------   ------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Commercial Federal Corp               --      $    --          804    $   17,537
   Compass Bancshares Inc               400       14,650          792        29,007
   CompUSA Inc *                        400        4,200        1,332        13,986
   Comsat Corp                          510       14,918          704        20,592
   Conexant Systems Inc *               110        1,870          890        15,122
   Conoco Inc                            --           --          100         2,031
   Consolidated Papers Inc              372        8,277          857        19,068
   Continental Airlines Class B *       300       10,388          528        18,282
   Cooper Cameron Corp *                300        6,938          616        14,245
   Cordant Technologies Inc             232        9,034          440        17,133
   Cornerstone Properties Inc           400        6,050        1,420        21,478
   Corporate Express Inc *              550        2,956        1,200         6,450
   Crescent Real Estate Equities Co     600       12,525        1,332        27,806
   Cullen/Frost Bankers Inc              --           --          352        16,654
   Cytec Industries Inc *               200        5,363          440        11,798
   Dean Foods Co                        224        8,162          475        17,308
   Dentsply International Inc           400       10,200          616        15,708
   Diamond Offshore Driling Inc         300        6,206          980        20,274
   Diebold Inc                          366       10,683        1,011        29,509
   Dime Bancorp Inc                     700       17,325        1,420        35,145
   Donaldson Lufkin & Jenrette Inc      200       11,400          352        20,064
   DST Systems Inc *                    200       10,850          352        19,096
   Duke Realty Investments              300        6,544        1,156        25,215
   Earthgrains Co                        56        1,376          257         6,313
   Enron Oil & Gas Co                   200        3,300          980        16,170
   Ensco International Inc              600        5,325        1,948        17,289
   Equitable Co Inc                     400       27,025        1,156        78,102
   Equity Office Properties           1,200       30,900        2,971        76,503
   Equity Residential Properties Trust  500       20,500        1,332        54,612
   Everest Reinsurance Holdings Inc     300        9,956          616        20,444
   EW Scripps Co                        200        8,200          264        10,824
   Felcor Lodging Trust Inc             300        7,088          892        21,074
   Fingerhut Co                         405        9,948          352         8,646
   Finova Group Inc                     300       15,244          616        31,301
   First American Financial Corp         --           --          616        14,438
   First Security Corp                1,041       19,324        1,820        33,784
   First Virginia Banks Inc             338       16,118          590        28,136
   Firstmerit Corp                      300        7,331          804        19,648
   Food Lion Inc Class A                900        8,578        2,400        22,875
   Food Lion Inc Class B              1,300       12,675        2,564        24,999
   FORE Systems Inc *                   400        5,800        1,244        18,038
   Foundation Health Systems *          391        3,128        1,443        11,544
   Fox Entertainment Group Inc *         --           --          100         2,600
   Franchise Finance Corp                --           --           88         1,936
   Fremont General Corp                 400        7,900          804        15,879
   Fulton Financial Corp                 --           --          716        15,842
   Furniture Brands International Inc *  --           --           --            --

LifePath Master Portfolios - February 28, 1999                                                         LifePath Funds
---------------------------------------------------------------------------------------------------------------------
                                                LifePath 2020               LifePath 2030               LifePath 2040
                                   --------------------------  --------------------------  --------------------------
                                        Shares          Value       Shares          Value        Shares         Value
---------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Commercial Federal Corp                 100    $     2,181           --        $    --            88   $     1,920
   Compass Bancshares Inc                1,371         50,213        1,741         63,764         3,577       131,008
   CompUSA Inc *                         2,291         24,056        2,143         22,502         4,416        46,368
   Comsat Corp                           1,331         38,932        1,352         39,546         2,729        79,823
   Conexant Systems Inc *                1,882         31,994        1,624         27,608         3,175        53,975
   Conoco Inc                              100          2,031           --             --           265         5,383
   Consolidated Papers Inc               1,538         34,221        1,411         31,395         2,862        63,680
   Continental Airlines Class B *        1,227         42,485        1,250         43,281         2,561        88,675
   Cooper Cameron Corp *                 1,140         26,363        1,161         26,848         2,385        55,153
   Cordant Technologies Inc                868         33,798          821         31,968         1,766        68,764
   Cornerstone Properties Inc            2,554         38,629        2,500         37,813         5,123        77,485
   Corporate Express Inc *               2,247         12,078        2,009         10,798         4,416        23,736
   Crescent Real Estate Equities Co      2,028         42,335        2,768         57,782         5,741       119,843
   Cullen/Frost Bankers Inc                 --             --           --             --            --           --
   Cytec Industries Inc *                  877         23,515          804         21,557         1,766        47,351
   Dean Foods Co                         1,058         38,551        1,015         36,984         2,124        77,393
   Dentsply International Inc            1,052         26,826        1,071         27,311         2,296        58,548
   Diamond Offshore Driling Inc          1,765         36,513        1,607         33,245         3,356        69,427
   Diebold Inc                           1,335         38,965        1,778         51,895         3,582       104,550
   Dime Bancorp Inc                      2,291         56,702        3,036         75,141         6,183       153,029
   Donaldson Lufkin & Jenrette Inc         614         34,998          625         35,625         1,325        75,525
   DST Systems Inc *                       789         42,803          714         38,735         1,501        81,429
   Duke Realty Investments               2,028         44,236        1,875         40,898         3,886        84,763
   Earthgrains Co                          586         14,394          479         11,765         1,169        28,714
   Enron Oil & Gas Co                    1,765         29,123        1,518         25,047         3,445        56,843
   Ensco International Inc               3,519         31,231        3,393         30,113         6,889        61,140
   Equitable Co Inc                      1,765        119,248        1,964        132,693         4,063       274,506
   Equity Office Properties              4,815        123,986        5,254        135,291        10,835       279,001
   Equity Residential
   Properties Trust                      2,291         93,931        2,232         91,512         4,593       188,313
   Everest Reinsurance Holdings Inc      1,140         37,834        1,071         35,544         2,296        76,199
   EW Scripps Co                           614         25,174          625         25,625         1,237        50,717
   Felcor Lodging Trust Inc              1,590         37,564        1,429         33,760         3,003        70,946
   Fingerhut Co                            626         15,376          454         11,151           247         6,067
   Finova Group Inc                        964         48,983        1,339         68,038         2,826       143,596
   First American Financial Corp         1,140         26,719        1,161         27,211            88         2,063
   First Security Corp                   2,898         53,799        2,704         50,193         9,352       173,592
   First Virginia Banks Inc                952         45,398        1,376         65,618         2,841       135,480
   Firstmerit Corp                       1,853         45,283        1,696         41,446         3,533        86,338
   Food Lion Inc Class A                 4,320         41,175        4,018         38,297         8,391        79,977
   Food Lion Inc Class B                 4,758         46,391        4,553         44,392         9,274        90,422
   FORE Systems Inc *                    2,204         31,958        2,143         31,074         4,328        62,756
   Foundation Health Systems *           2,602         20,816        2,422         19,376         5,071        40,568
   Fox Entertainment Group Inc *           100          2,600           --             --           177         4,602
   Franchise Finance Corp                   --             --           --             --           265         5,830
   Fremont General Corp                  1,327         26,208        1,250         24,688         2,473        48,842
   Fulton Financial Corp                   100          2,213           --             --            88         1,947
   Furniture Brands
   International Inc *                      --             --           --             --            88         1,881

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                  ----------------------    -----------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   GATX Corp                            346 $     11,959          651  $     22,500
   General Growth Properties Inc         --           --           --            --
   General Motors Corp Class H *        600       28,313        1,332        62,854
   Genzyme Corp - General Division *    326       14,670          898        40,410
   Georgia Pacific Corp                 437        8,904        1,326        27,017
   Global Marine Inc *                  800        6,200        2,189        16,965
   Greenpoint Financial Corp            500       15,344          980        30,074
   GTech Holdings Corp *                200        4,525          440         9,955
   Hannaford Brothers Co                236       11,092          405        19,035
   Harsco Corp                          338        9,485          634        17,792
   Harte-Hanks Inc                      200        5,175          528        13,662
   Hawaiian Electric Industries Inc     192        6,696          387        13,497
   Heftel Broadcasting Corp *           100        4,100          352        14,520
   Hertz Corp Class A                   100        3,981          264        10,511
   Hibernia Corp Class A                900       14,569        1,772        28,684
   Highwoods Properties Inc             300        7,181          892        21,352
   Horace Mann Educators                300        7,031          616        14,438
   Hormel Foods Corp                    300       10,800          616        22,176
   Hospitalities Properties Trust        --           --           --            --
   Host Marriott Corp                 1,087       11,753        2,108        22,793
   HRPT Properties Trust                700        9,581        1,596        21,845
   HSB Group Inc                        345       12,765          370        13,690
   Hubbell Inc Class B                  332       12,367          674        25,107
   IBP Inc                              432        9,720        1,086        24,435
   ICN Pharmaceuticals Inc              400        8,750        1,073        23,472
   IMC Global Inc                       536       10,687        1,443        28,770
   Indymac Mortgage Holdings            200        2,125          892         9,478
   Infinity Broadasting Corp *           --           --          100         2,375
   Ingram Micro Inc *                   100        2,200          176         3,872
   International Specialty
     Products Inc                       *--           --          276         2,432
   Iomega Corp *                      1,000        6,063        3,469        21,031
   Jacor Communications Inc *           100        6,975          176        12,276
   Johns Manville Corp                  100        1,756          440         7,728
   Keystone Financial Inc               300       10,838          704        25,432
   Kimco Realty Corp                    300       11,381          484        18,362
   Lafarge Corp                         300        9,563          440        14,025
   Lear Corp *                          300       10,594          616        21,753
   Legg Mason Inc                       400       11,325          704        19,932
   Leucadia National Corp *             200        5,963          528        15,741
   Liberty Media Group-Class A *      1,853       99,830        3,812       205,372
   Liberty Property Trust                --           --          892        19,513
   Litton Industries Inc *              201       11,281          343        19,251
   Loral Space & Communications *     1,042       18,756        2,626        47,268
   Lubrizol Corp                        329        6,272          857        16,337
   Lyondell PetroChemical                76        1,017          698         9,336
   M & T Bank Corp                       --           --           88        41,866
   Manpower Inc                         300        7,181        1,156        27,672

LifePath Master Portfolios - February 28, 1999                                                        LifePath Funds
--------------------------------------------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2040
                                      ----------------------      ----------------------       ---------------------
                                       Shares          Value       Shares          Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   GATX Corp                            1,231   $     42,546        1,191   $     41,164         2,579  $     89,137
   General Growth Properties Inc           --             --           --             --            88         2,970
   General Motors Corp Class H *        2,028         95,696        1,875         88,477         5,476       258,399
   Genzyme Corp - General Division *      831         37,395          664         29,880         1,501        67,545
   Georgia Pacific Corp                 2,457         50,061        1,639         33,395         4,678        95,314
   Global Marine Inc *                  4,007         31,054        3,764         29,171         7,923        61,403
   Greenpoint Financial Corp            1,502         46,093        1,429         43,852         4,593       140,948
   GTech Holdings Corp *                  877         19,842          804         18,191         1,766        39,956
   Hannaford Brothers Co                  828         38,916          772         36,284         1,537        72,239
   Harsco Corp                          1,182         33,170        1,212         34,012         2,491        69,904
   Harte-Hanks Inc                      1,052         27,221          982         25,409         2,120        54,855
   Hawaiian Electric Industries Inc       809         28,214          806         28,109         1,572        54,824
   Heftel Broadcasting Corp *             614         25,328          625         25,781         1,237        51,026
   Hertz Corp Class A                     526         20,941          536         21,340         1,060        42,201
   Hibernia Corp Class A                2,905         47,025        3,928         63,585         7,949       128,674
   Highwoods Properties Inc             1,590         38,061        1,518         36,337         3,091        73,991
   Horace Mann Educators                1,140         26,719        1,161         27,211         2,385        55,898
   Hormel Foods Corp                    1,140         41,040        1,161         41,796         2,385        85,860
   Hospitalities Properties Trust          --             --           --             --            88         2,266
   Host Marriott Corp                   3,339         36,103        4,658         50,365         9,696       104,838
   HRPT Properties Trust                3,519         48,166        3,393         46,442         6,889        94,293
   HSB Group Inc                          756         27,972          746         27,602         1,528        56,536
   Hubbell Inc Class B                  1,409         52,485        1,459         54,348         2,916       108,621
   IBP Inc                              1,636         36,810        2,270         51,075         4,593       103,343
   ICN Pharmaceuticals Inc              1,907         41,716        1,839         40,228         3,763        82,316
   IMC Global Inc                       2,594         51,718        2,494         49,724         5,132       102,319
   Indymac Mortgage Holdings            1,678         17,829        1,518         16,129         3,091        32,842
   Infinity Broadasting Corp *            100          2,375           --             --            --           --
   Ingram Micro Inc *                     351          7,722          357          7,854           618        13,596
   International Specialty
      Products Inc *                      363          3,199          268          2,362           618         5,446
   Iomega Corp *                        6,267         37,994        5,967         36,175        12,203        73,981
   Jacor Communications Inc *             263         18,344          268         18,693           618        43,106
   Johns Manville Corp                    789         13,857          804         14,120         1,678        29,470
   Keystone Financial Inc               1,315         47,504        1,250         45,156         2,650        95,731
   Kimco Realty Corp                      745         28,263        1,250         47,422         2,473        93,819
   Lafarge Corp                           789         25,149          714         22,759         1,590        50,681
   Lear Corp *                          1,227         43,328        1,161         40,998         2,473        87,328
   Legg Mason Inc                       1,227         34,739        1,250         35,391         2,561        72,508
   Leucadia National Corp *             1,052         31,363        1,071         31,929         2,208        65,826
   Liberty Media Group-Class A *        6,105        328,907        5,666        305,256        12,494       673,114
   Liberty Property Trust                 100          2,188           --             --            88         1,925
   Litton Industries Inc *                621         34,854          896         50,288         1,836       103,046
   Loral Space & Communications *       4,919         88,542        4,657         83,826         9,620       173,160
   Lubrizol Corp                        1,517         28,918        1,466         27,946         3,003        57,245
   Lyondell PetroChemical               1,167         15,609          975         13,041         2,160        28,890
   M & T Bank Corp                         88         41,866           89         42,342           265       126,074
   Manpower Inc                         2,116         50,652        1,964         47,013         4,063        97,258

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                   ---------------------     ----------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Marshall & Ilsley Corp               558 $     31,248        1,279  $     71,624
   Meditrust Co                         602        7,375        1,226        15,019
   Mercantile Bankshares                454       16,543          823        29,988
   Mercury General Corp                 200        6,975          352        12,276
   Metro-Goldwyn-Mayer Inc *             --           --          503         5,250
   MGM Grand Inc *                      145        5,461          128         4,820
   Microchip Technology Inc *           400       10,900          704        19,184
   Millenium Chemicals Inc              410        7,406        1,099        19,851
   Modis Professional Services *        500        6,844        1,420        19,436
   Mohawk Industries Inc *               --           --           --            --
   Molex Inc                            316        8,453          524        14,017
   Molex Inc Class A                    312        7,332        1,049        24,652
   Mony Group Inc                        --           --           --            --
   Murphy Oil Corp                      293       10,017          510        17,436
   Nabisco Holdings Corp Class A        200        8,875          176         7,810
   Nabors Industries Inc *              500        5,750        1,332        15,318
   NCR Corp                             571       23,375        1,208        49,453
   Neiman Marcus Group Inc *            100        2,588          264         6,831
   Noble Affiliates Inc                 238        5,385          742        16,788
   Noble Drilling Corp *                700        8,663        1,860        23,018
   Northwest Airlines Corp Class A *    300        7,500          616        15,400
   Ocwen Financial Corp *                --           --          364         2,912
   Officemax Inc *                      700        5,425        1,816        14,074
   Ogden Corp                           301        7,356          638        15,591
   Ohio Casualty Corp                   200        8,075          352        14,212
   Old Kent Financial Corp              522       22,903        1,319        57,871
   Old National Bancorp                 362       16,788          213         9,878
   Old Republic International Corp      625       11,758        1,706        32,094
   Olin Corp                            270        3,426          669         8,488
   Outback Steakhouse Inc               200        8,775          528        23,166
   Pacific Century Financial Corp       648       14,216          998        21,894
   PacifiCare Health Systems
   Inc Class B *                        174       12,572          260        18,785
   Paine Webber Group Inc               600       22,425        1,332        49,784
   Panasmat Corp *                      100        3,588          176         6,314
   Park Place Entertainment Corp *      364        2,730        2,013        15,098
   Patriot American Hospitality Inc     751        4,084        1,911        10,391
   Payless Shoesource Inc *             217       11,908          362        19,865
   Pentair Inc                          200        7,575          440        16,665
   Peoples Bank Bridgeport              100        2,794          352         9,856
   Peoples Heritage Financial
     Group Inc                           --           --        1,244        21,148
   Pier 1 Imports Inc                   550        4,744        1,552        13,386
   Pioneer Natural Resources Co         476        2,469        1,329         6,894
   Post Properties Inc                   --           --          440        15,703
   Premark International Inc            461       14,723          533        17,023
   Promus Hotel Corp *                  441       15,518        1,084        38,143
   Protective Life Corp                 300       10,350          792        27,324
   Provident Financial Group            100        3,881          264        10,296

LifePath Master Portfolios - February 28, 1999                                                           LifePath Funds
-----------------------------------------------------------------------------------------------------------------------
                                                  LifePath 2020               LifePath 2030               LifePath 2040
                                        -----------------------     -----------------------      ----------------------
                                          Shares          Value       Shares          Value        Shares         Value
-----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Marshall & Ilsley Corp                  2,031  $     113,736        1,860  $     104,160         5,582 $     312,592
   Meditrust Co                            2,686         32,904        2,329         28,530         5,401        66,162
   Mercantile Bankshares                   1,870         68,138        1,752         63,839         3,639       132,596
   Mercury General Corp                      701         24,447          714         24,901         1,325        46,209
   Metro-Goldwyn-Mayer Inc *                 903          9,425          613          6,398         1,617        16,877
   MGM Grand Inc *                           253          9,563          258          9,752           575        21,706
   Microchip Technology Inc *              1,315         35,834        1,295         35,289         2,738        74,611
   Millenium Chemicals Inc                 2,039         36,829        1,916         34,608         3,927        70,931
   Modis Professional Services *           2,554         34,958        2,500         34,219         4,946        67,698
   Mohawk Industries Inc *                    --             --           --             --            88         2,860
   Molex Inc                               1,087         29,077          998         26,697         2,193        58,663
   Molex Inc Class A                       1,805         42,418        1,686         39,621         3,512        82,532
   Mony Group Inc                             --             --           --             --            88         2,228
   Murphy Oil Corp                         1,032         35,282          979         33,470         2,093        71,554
   Nabisco Holdings Corp Class A             263         11,671          268         11,893           530        23,519
   Nabors Industries Inc *                 2,366         27,209        2,258         25,967         4,593        52,820
   NCR Corp                                1,924         78,764        1,843         75,448         5,321       217,828
   Neiman Marcus Group Inc *                 526         13,610          536         13,869         1,060        27,428
   Noble Affiliates Inc                    1,391         31,471        1,212         27,422         2,579        58,350
   Noble Drilling Corp *                   3,256         40,293        3,125         38,672         6,448        79,794
   Northwest Airlines Corp Class A *       1,152         28,800        1,786         44,650         3,710        92,750
   Ocwen Financial Corp *                    626          5,008          536          4,288           972         7,776
   Officemax Inc *                         3,343         25,908        3,170         24,568         6,492        50,313
   Ogden Corp                              1,213         29,643        1,166         28,494         2,424        59,237
   Ohio Casualty Corp                        701         28,303          714         28,828         1,502        60,643
   Old Kent Financial Corp                 2,035         89,286        1,946         85,381         5,314       233,152
   Old National Bancorp                      426         19,756          325         15,072           751        34,828
   Old Republic International Corp         3,124         58,770        2,924         55,008         6,138       115,471
   Olin Corp                               1,208         15,327        1,212         15,377         2,438        30,932
   Outback Steakhouse Inc                    877         38,478          893         39,180         1,855        81,388
   Pacific Century Financial Corp          1,602         35,144        1,387         30,427         4,125        90,492
   PacifiCare Health Systems
   Inc Class B *                             549         39,665          546         39,449         1,055        76,224
   Paine Webber Group Inc                  2,072         77,441        1,875         70,078         5,520       206,310
   Panasmat Corp *                           263          9,435          268          9,615           618        22,171
   Park Place Entertainment Corp *         4,361         32,708        3,584         26,880         8,493        63,698
   Patriot American Hospitality Inc        3,424         18,618        3,187         17,329         6,791        36,926
   Payless Shoesource Inc *                1,002         54,985          996         54,656         2,035       111,671
   Pentair Inc                               856         32,421          809         30,641         1,766        66,887
   Peoples Bank Bridgeport                   701         19,628          625         17,500         1,325        37,100
   Peoples Heritage Financial
     Group Inc                               100          1,700           --             --            88         1,496
   Pier 1 Imports Inc                      2,730         23,546        2,589         22,330         5,299        45,704
   Pioneer Natural Resources Co            2,409         12,497        2,219         11,511         4,648        24,112
   Post Properties Inc                        --             --           --             --            88         3,141
   Premark International Inc               1,431         45,703        1,425         45,511         2,959        94,503
   Promus Hotel Corp *                     1,665         58,587        2,222         78,187         4,456       156,796
   Protective Life Corp                    1,402         48,369        1,339         46,196         2,826        97,497
   Provident Financial Group                 526         20,514          446         17,394           972        37,908

LifePath Funds                    LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                  ----------------------   ------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Public Storage Inc                   400    $  10,200          892     $  22,746
   Qualcom Inc *                        400       29,200          792        57,816
   Quantum Corp *                       700       11,506        1,860        30,574
   Questar Corp                         354        6,328        1,138        20,342
   Quorum Health Group Inc *             50          463          584         5,402
   Rayonier Inc                         156        6,386          396        16,211
   Reinsurance Group of America Inc      --           --          352        22,682
   Reliance Group Holdings              200        2,063          892         9,199
   Reliastar Financial Corp             500       22,688        1,156        52,454
   Republic Industries Inc *          2,000       24,500        4,816        58,996
   Republic Services Inc Class A *       --           --           --            --
   RPM Inc                              372        5,138        1,383        19,103
   R&B Falcon Corp *                    372        2,046        1,531         8,421
   Saks Inc *                           564       20,269        1,445        51,930
   SCI Sys Inc *                        400       12,375          704        21,780
   Simon Property Group Inc             400       10,175        1,156        29,406
   Smurfit-Stone Container Corp *       686       12,391        1,104        19,941
   Sodexho Marriott Services Inc *       44        1,029          221         5,166
   Solutia Inc                          643       11,453        1,372        24,439
   Southtrust Corp                      906       36,297        1,922        77,000
   Sovereign Bancorp Inc                800        9,800        1,948        23,863
   Spieker Properties Inc               300       10,725          704        25,168
   St Joe Corp                          300        6,469          352         7,590
   Sterling Software *                  300        7,650          980        24,990
   Stewart Enterprises Inc              400        6,000          892        13,380
   Storage Technology Corp *            618       21,514        1,218        42,402
   TCF Financial Corp                   500       12,031        1,156        27,816
   Tech Data Corp *                     300        5,100          616        10,472
   Tele-Communications TCI Ventures
       Group Class A *                2,216       61,356        4,636       128,359
   Teleflex Inc                         350       12,447          440        15,648
   Teradyne Inc *                       476       22,670          898        42,767
   The PMI Group Inc                    100        4,313          352        15,180
   Thermo Instrument Systems *          250        3,703          225         3,333
   Tidewater Inc                        265        4,985          848        15,953
   Tootsie Roll Inds Inc                436       20,056          209         9,614
   Tosco Corp                           771       15,950        1,895        39,203
   Transatlantic Holdings Inc           126        9,411          220        16,431
   Transocean Offshore Inc              400        8,250        1,244        25,658
   Travelers Property Casualty          100        3,794           88         3,339
   Trigon Healthcare Inc *               --           --          528        18,513
   Trinity Industries                   322       10,606          563        18,544
   Trustmark Corp                       300        6,356          716        15,170
   Tyson Food Inc                       491       10,066          883        18,102
   UAL Corp *                           400       23,900          704        42,064
   Ultramar Diamond Shamrock Corp       510       10,073        1,116        22,041
   Unifi Inc                            168        2,027          892        10,760

LifePath Master Portfolios - February 28, 1999                    LifePath Funds
--------------------------------------------------------------------------------

                                                    LifePath 2020               LifePath 2030               LifePath 2040
                                          -----------------------     -----------------------      ----------------------
                                            Shares          Value       Shares          Value        Shares         Value
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Public Storage Inc                        1,327     $   33,839        1,964     $   50,082         4,063    $  103,607
   Qualcom Inc *                             1,227         89,571        1,518        110,814         3,180       232,140
   Quantum Corp *                            3,413         56,101        3,277         53,866         6,801       111,791
   Questar Corp                              1,958         34,999        1,857         33,194         3,763        67,264
   Quorum Health Group Inc *                 1,064          9,842          848          7,844         1,943        17,973
   Rayonier Inc                                756         30,949          737         30,171         1,518        62,143
   Reinsurance Group of America Inc             --             --           --             --            --           --
   Reliance Group Holdings                   1,678         17,304        1,518         15,654         3,356        34,609
   Reliastar Financial Corp                  1,765         80,087        1,696         76,956         4,681       212,400
   Republic Industries Inc *                 7,789         95,415        7,322         89,695        18,698       229,051
   Republic Services Inc Class A *              --             --           --             --            88         1,535
   RPM Inc                                   2,552         35,250        2,417         33,385         5,021        69,353
   R&B Falcon Corp *                         2,744         15,092        2,587         14,229         5,337        29,354
   Saks Inc *                                2,532         90,994        2,477         89,017         5,077       182,455
   SCI Sys Inc *                             1,402         43,374        1,429         44,210         2,915        90,183
   Simon Property Group Inc                  2,028         51,587        1,875         47,695         3,975       101,114
   Smurfit-Stone Container Corp *            3,338         60,290        2,912         52,598         6,114       110,434
   Sodexho Marriott Services Inc *             515         12,038          441         10,308         1,181        27,606
   Solutia Inc                               2,201         39,205        2,875         51,211         6,040       107,588
   Southtrust Corp                           2,997        120,067        2,839        113,737         7,774       311,446
   Sovereign Bancorp Inc                     3,519         43,108        3,393         41,564         6,978        85,481
   Spieker Properties Inc                    1,315         47,011        1,339         47,869         2,738        97,884
   St Joe Corp                                 701         15,115          714         15,396         1,502        32,387
   Sterling Software *                       1,765         45,008        1,607         40,979         3,356        85,578
   Stewart Enterprises Inc                   1,415         21,225        1,250         18,750         4,593        68,895
   Storage Technology Corp *                 1,913         66,596        1,816         63,220         5,609       195,263
   TCF Financial Corp                        2,116         50,916        2,411         58,015         4,858       116,896
   Tech Data Corp *                          1,052         17,884        1,071         18,207         2,208        37,536
   Tele-Communications TCI Ventures
       Group Class A *                       7,348        203,448        6,941        192,179        15,007       415,506
   Teleflex Inc                                796         28,308          793         28,201         1,678        59,674
   Teradyne Inc *                            1,581         75,295        2,054         97,822         4,284       204,026
   The PMI Group Inc                           614         26,479          536         23,115         1,148        49,508
   Thermo Instrument Systems *                 394          5,836          457          6,769           814        12,057
   Tidewater Inc                             1,524         28,670        1,326         24,945         2,884        54,255
   Tootsie Roll Inds Inc                       573         26,358          390         17,940           975        44,850
   Tosco Corp                                3,490         72,199        3,372         69,758         6,920       143,158
   Transatlantic Holdings Inc                  466         34,804          437         32,638           936        69,908
   Transocean Offshore Inc                   2,204         45,458        2,054         42,364         4,240        87,450
   Travelers Property Casualty                 263          9,978          268         10,167           530        20,107
   Trigon Healthcare Inc *                      --             --           --             --            88         3,086
   Trinity Industries                        1,056         34,782        1,103         36,330         2,213        72,891
   Trustmark Corp                            1,765         37,396        1,696         35,934         3,445        72,991
   Tyson Food Inc                            1,337         27,409        1,226         25,133         4,809        98,585
   UAL Corp *                                1,052         62,857        1,071         63,992         3,091       184,687
   Ultramar Diamond Shamrock Corp            1,715         33,871        2,264         44,714         4,527        89,408
   Unifi Inc                                 1,574         18,986        1,412         17,032         2,950        35,584

LifePath Funds                    LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                 -----------------------     ----------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Unionbancal Corp                     300   $    9,431          264    $    8,300
   United Dominion Realty Trust         400        3,950        1,508        14,892
   Unitrin Inc                          200       13,075          352        23,012
   Universal Corp                       181        4,921          528        14,355
   Universal Foods Corp                 558       12,660          663        15,042
   Universal Health Services Class B *  200        8,125          352        14,300
   USA Networks Inc *                   622       24,725          729        28,978
   Usec Inc                             500        7,094        1,508        21,395
   U.S. Filter Corp *                   900       22,106        2,124        52,171
   U.S. Industries Inc                  527        8,564        1,446        23,498
   Valassis Communications Inc *        100        4,800          264        12,672
   Valero Energy Corp                   180        3,161          778        13,664
   Valhi Inc                             --           --          100         1,150
   Valley National Bank                 300        7,688          704        18,040
   Varian Associates Inc                177        5,664          431        13,792
   Vornado Realty Trust                 400       13,750          880        30,250
   Warnaco Group Inc                    300        6,750          892        20,070
   Washington Federal Inc               343        7,722          926        20,837
   Washington Post Co                    27       14,847           88        48,389
   Weatherford International Inc *      480        8,160        1,222        20,774
   Weismarkets Inc                      200        7,275          176         6,402
   Wellpoint Health Networks Inc *      100        7,888          440        34,705
   Wesco Financial Corp                  --           --           --            --
   Westamerica Bancorp                  200        6,700          616        20,636
   Westfield America Inc                 --           --          176         3,102
   Wilmington Trust Corp                192       10,884          449        25,453
   Witco Corp                           216        3,659          874        14,803
   York International Corp              302       10,948          458        16,603
                                              ----------                 ----------
   TOTAL MEDIUM CAP VALUE STOCKS
                         - VALUE              $2,610,456                 $6,202,013
                         -  COST              $2,283,587                 $6,328,204

   MEDIUM CAP UTILITY STOCKS
   Percent of Net Assets                           0.04%                      0.01%
   Allegheny Energy Inc                  --   $       --           --    $       --
   Calenergy Inc *                       --           --           --            --
   Century Telephone Enterprise          --           --           --            --
   CMS Energy Corp                       --           --           --            --
   Conectiv Inc                       1,067       22,607          752        15,933
   Dynegy Inc                            --           --           --            --
   El Paso Energy Corp                   --           --           --            --
   Energy East Corp                      --           --           --            --
   Florida Progress Corp                 --           --           --            --
   Idacorp Inc                           --           --           --            --
   Illinova Corp                         --           --           --            --
   IPALCO Enterprises Inc                --           --           --            --
   Kansas City Power & Light Co          --           --           --            --

LifePath Master Portfolios - February 28, 1999                    LifePath Funds
--------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2040
                                    ------------------------     -----------------------      ----------------------
                                       Shares          Value       Shares          Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Unionbancal Corp                       789    $    24,804          804    $    25,276         1,590   $    49,986
   United Dominion Realty Trust         2,730         26,959        2,589         25,566         5,388        53,207
   Unitrin Inc                            701         45,828          714         46,678         1,413        92,375
   Universal Corp                         911         24,768          887         24,115         1,912        51,983
   Universal Foods Corp                   817         18,536          873         19,806         1,449        32,874
   Universal Health Services Class B *    701         28,478          714         29,006         1,413        57,403
   USA Networks Inc *                   1,139         45,275        1,111         44,162         5,045       200,539
   Usec Inc                             2,642         37,483        2,589         36,731         5,299        75,180
   U.S. Filter Corp *                   3,080         75,653        3,750         92,109         7,772       190,900
   U.S. Industries Inc                  2,539         41,259        2,436         39,585         4,979        80,909
   Valassis Communications Inc *          526         25,248          536         25,728         1,148        55,104
   Valero Energy Corp                   1,383         24,289        1,236         21,707         2,703        47,471
   Valhi Inc                               --             --           --             --           265         3,048
   Valley National Bank                 1,402         35,926        1,339         34,312         2,738        70,161
   Varian Associates Inc                  820         26,240          795         25,440         1,559        49,888
   Vornado Realty Trust                 1,678         57,681        1,607         55,241         3,268       112,338
   Warnaco Group Inc                    1,502         33,795        1,339         30,128         2,826        63,585
   Washington Federal Inc               1,573         35,390        1,469         33,041         3,048        68,582
   Washington Post Co                     158         86,880          119         65,435           287       157,814
   Weatherford International Inc *      2,120         36,040        2,013         34,221         4,067        69,139
   Weismarkets Inc                        263          9,567          268          9,749           618        22,480
   Wellpoint Health Networks Inc *        351         27,685          357         28,158           795        62,706
   Wesco Financial Corp                    --             --           --             --            88        30,487
   Westamerica Bancorp                  1,052         35,242        1,071         35,879         2,208        73,968
   Westfield America Inc                  351          6,186          268          4,724           707        12,461
   Wilmington Trust Corp                  919         52,096          896         50,792         1,833       103,908
   Witco Corp                           1,548         26,219        1,359         23,018         2,910        49,288
   York International Corp              1,104         40,020        1,084         39,295         2,283        82,759
                                                 -----------                 -----------                 -----------
   TOTAL MEDIUM CAP VALUE STOCKS
                         - VALUE                 $10,565,384                 $10,464,456                 $22,983,895
                         -  COST                 $10,782,588                 $10,922,717                 $24,643,290

   MEDIUM CAP UTILITY STOCKS
   Percent of Net Assets                               0.29%                       0.02%                       0.01%
   Allegheny Energy Inc                 1,586    $    47,084           --    $        --            --   $        --
   Calenergy Inc *                        789         22,141           --             --            --            --
   Century Telephone Enterprise         1,089         67,246           --             --            --            --
   CMS Energy Corp                      1,152         47,664           --             --            --            --
   Conectiv Inc                       1 1,337         28,328          973         20,615           907        19,217
   Dynegy Inc                           1,402         16,824           --             --            --            --
   El Paso Energy Corp                  1,476         53,782           --             --            --            --
   Energy East Corp                       953         51,105           --             --            --            --
   Florida Progress Corp                1,257         50,437           --             --            --            --
   Idacorp Inc                            513         15,935           --             --            --            --
   Illinova Corp                        1,011         24,011           --             --            --            --
   IPALCO Enterprises Inc                 773         37,056           --             --            --            --
   Kansas City Power & Light Co           837         21,344           --             --            --            --


LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                   ---------------------     ----------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Keyspan Energy                        --    $      --           --    $       --
   LG & E Energy Corp                    --           --           --            --
   MCN Corp                              --           --           --            --
   Midamerican Energy Co                 --           --           --            --
   Minnesota Power & Light Co           349       14,025          238         9,565
   Montana Power Co                      --           --           --            --
   National Fuel Gas Co                  --           --           --            --
   Nevada Power Co                      444       10,628          317         7,588
   New England Electric System           --           --           --            --
   NIPSCO Industries Inc                 --           --           --            --
   Northeast Utilities *                 --           --           --            --
   OGE Energy Corp                       --           --           --            --
   Pinnacle West Capital Corp            --           --           --            --
   Potomac Electric Power                --           --           --            --
   Puget Sound Power & Light             --           --           --            --
   Scana Corp                            --           --           --            --
   Teco Energy                           --           --           --            --
   Telephone & Data System               --           --           --            --
   Utilicorp United Inc                  --           --           --            --
   Wisconsin Energy Corp                 --           --           --            --
                                               ---------                 ----------
   TOTAL MEDIUM CAP UTILITY STOCKS
                           - VALUE             $  47,260                 $   33,086
                           -  COST             $  41,139                 $   28,699

   SMALL CAP GROWTH STOCKS
   Percent of Net Assets                           0.25%                      0.18%
   Adtran Inc *                         100    $   2,050          176    $    3,608
   Advanced Fibre Communication *       300        2,438          616         5,005
   Agouron Pharmaceuticals Inc *         --           --          264        15,065
   Aliant Communications Inc             --           --           --            --
   Armco Inc *                          111          555          953         4,765
   Arrow International Inc               --           --           88         2,162
   Bally Total Fitness Holdings Corp *   26          585           67         1,508
   C-Cube Microsystems Inc *            100        1,875          264         4,950
   CDW Computer Centers Inc *            --           --           88         6,127
   Choice Hotels International Inc *     59          804          444         6,050
   Choicepoint Inc *                    141        7,332          123         6,396
   Cognex Corp *                         --           --          264         6,600
   Coleman Co Inc *                      --           --          176         1,650
   Commscope Inc *                       50          928          304         5,643
   Dal Tile International Inc *          --           --           --            --
   Department 56 Inc *                  200        6,638          176         5,841
   Donelley (RH) Corp                    36          540          252         3,780
   DSP Communications Inc *              --           --          440         6,600
   EEX Corp *                            45          273          355         2,152
   Electronics for Imaging Inc *        400       13,975          440        15,373
   Etec Systems Inc *                    --           --          176         7,799

LifePath Master Portfolios - February 28, 1999                                                          LifePath Funds
----------------------------------------------------------------------------------------------------------------------

                                                 LifePath 2020               LifePath 2030               LifePath 2040
                                       -----------------------     -----------------------      ----------------------
                                         Shares          Value       Shares          Value        Shares         Value
----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Keyspan Energy                           630     $   16,695           --    $        --            --   $        --
   LG & E Energy Corp                       870         19,847           --             --            --            --
   MCN Corp                                 815         14,517           --             --            --            --
   Midamerican Energy Co                    596         16,092           --             --            --            --
   Minnesota Power & Light Co               421         16,919          312         12,539           296        11,896
   Montana Power Co                         722         43,952           --             --            --            --
   National Fuel Gas Co                     510         20,559           --             --            --            --
   Nevada Power Co                          571         13,668          421         10,078           397         9,503
   New England Electric System              884         43,040           --             --            --            --
   NIPSCO Industries Inc                  1,779         46,143           --             --            --            --
   Northeast Utilities *                  1,679         25,080           --             --            --            --
   OGE Energy Corp                        1,073         25,618           --             --            --            --
   Pinnacle West Capital Corp             1,169         42,230           --             --            --            --
   Potomac Electric Power                 1,583         38,586           --             --            --            --
   Puget Sound Power & Light                851         20,530           --             --            --            --
   Scana Corp                             1,267         29,775           --             --            --            --
   Teco Energy                            1,568         33,908           --             --            --            --
   Telephone & Data System                  725         36,431           --             --            --            --
   Utilicorp United Inc                     592         20,350           --             --            --            --
   Wisconsin Energy Corp                  1,442         36,861           --             --            --            --
                                                    ----------                 -----------                 -----------
   TOTAL MEDIUM CAP UTILITY STOCKS
                           - VALUE                  $1,043,758                 $    43,232                 $    40,616
                           -  COST                  $  747,150                 $    37,552                 $    35,017

   SMALL CAP GROWTH STOCKS
   Percent of Net Assets                                 0.25%                       0.27%                       0.29%
   Adtran Inc *                             175     $    3,588          268    $     5,494           618   $    12,669
   Advanced Fibre Communication *         1,227          9,969        1,161          9,433         2,473        20,093
   Agouron Pharmaceuticals Inc *            438         24,993          446         25,450           972        55,465
   Aliant Communications Inc                430         17,146           --             --            --            --
   Armco Inc *                            1,943          9,715        1,647          8,235         3,846        19,230
   Arrow International Inc                   --             --           --             --           177         4,348
   Bally Total Fitness Holdings Corp *      162          3,645          104          2,340           197         4,433
   C-Cube Microsystems Inc *                263          4,931          357          6,694           618        11,588
   CDW Computer Centers Inc *               175         12,184          179         12,463           353        24,578
   Choice Hotels International Inc *        969         13,203          720          9,810         1,075        14,647
   Choicepoint Inc *                        319         16,588          238         12,376           427        22,204
   Cognex Corp *                            614         15,350          536         13,400         1,148        28,700
   Coleman Co Inc *                          --             --           --             --           177         1,659
   Commscope Inc *                          694         12,882          546         10,135         1,371        25,449
   Dal Tile International Inc *              --             --           --             --           177         1,626
   Department 56 Inc *                      263          8,728          179          5,941           530        17,589
   Donelley (RH) Corp                       550          8,250          489          7,335         1,220        18,300
   DSP Communications Inc *                  --             --          536          8,040           883        13,245
   EEX Corp *                               564          3,419          697          4,226         1,433         8,688
   Electronics for Imaging Inc *            877         30,640          893         31,199         1,766        61,700
   Etec Systems Inc *                       351         15,554          268         11,876           618        27,385

LifePath Funds                           LifePath Master Portfolios - February 28, 1999
---------------------------------------------------------------------------------------

                                               LifePath 2000              LifePath 2010
                                       ---------------------     ----------------------
                                         Shares        Value       Shares         Value
---------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Ethyl Corp                             1,031  $     5,026          889   $     4,334
   Federal Signal Corp                      498       11,672          431        10,102
   Ferro Corp                               457        9,768          330         7,054
   GenCorp Inc                               --           --           --            --
   General Semiconductor Inc *               37          241          229         1,489
   Georgia Gulf Corp                        237        3,585          317         4,795
   Granite Construction Inc                  --           --           --            --
   Health Care Property Investors Inc       300        8,813          264         7,755
   Houghton Mifflin Co                      304       13,072          211         9,073
   Hussmann International Inc                32          452          385         5,438
   Informix Corp *                        1,390       12,163        1,161        10,159
   IXC Communications Inc *                  --           --          176         9,152
   Jabil Circuit Inc *                      200        6,525          352        11,484
   Kaydon Corp                               --           --           --            --
   Lance Inc                                 --           --           --            --
   Land's End Inc *                          --           --           --            --
   Lee Enterprises Inc                      498       13,757           --            --
   Macromedia Inc *                         400       12,225          352        10,758
   Magne Tek Inc *                           --           --           --            --
   Mascotech Inc                             --           --          264         3,993
   MAXXAM Inc *                              --           --           --            --
   McMoRan Exploration Co *                  46          748           41           666
   Media General Inc Class A                280       14,000          194         9,700
   Medpartners Inc *                        710        4,216        1,662         9,868
   Micron Electronics Inc *                  --           --          176         2,530
   Midas Inc                                 10          316          128         4,048
   Newport News Shipbuilding                 64        1,852          257         7,437
   Nordson Corp                             214       12,733          141         8,390
   Novellus System Inc *                    200       11,813          440        25,988
   Oakley Inc *                             600        4,988          528         4,389
   Ocean Energy Inc *                       500        2,125        1,425         6,056
   Omnipoint Corp *                         200        2,325          264         3,069
   Pairgain Technologies Inc *              300        2,588          616         5,313
   Pogo Producing Co                        300        2,775          264         2,442
   Rambus Inc *                              --           --           88         6,397
   Rational Software Corp *                  --           --          792        23,513
   Renaissance Worldwide Inc *              200        1,250          440         2,750
   Richfood Holdings Inc                     --           --          440        10,450
   Rollins Inc                              388        6,232          185         2,972
   Safety-Kleen Corp *                       87        1,213          379         5,282
   Schweitzer-Mauduit International          20          235           81           952
   Security Dynamics Tech Inc *             200        3,700          528         9,768
   Skytel Communications Inc *               --           --          352         6,336
   Sotheby's Inc                            611       17,108           --            --
   SPX Corp *                                33        1,885          143         8,169
   Sunglass Hut Inc *                       600        5,813          440         4,263
   Superior Industries International Inc    322        7,970          229         5,668


LifePath Master Portfolios - February 28, 1999                                                        LifePath Funds
--------------------------------------------------------------------------------------------------------------------

                                               LifePath 2020               LifePath 2030               LifePath 2040
                                     -----------------------     -----------------------      ----------------------
                                       Shares          Value       Shares          Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Ethyl Corp                           1,778    $     8,668        1,168    $     5,694         2,235   $    10,896
   Federal Signal Corp                    707         16,570          716         16,781         1,572        36,844
   Ferro Corp                             573         12,248          443          9,469         1,079        23,064
   GenCorp Inc                            425          8,527           --             --            --           --
   General Semiconductor Inc *            521          3,387          410          2,665         1,028         6,682
   Georgia Gulf Corp                      653          9,877          415          6,277           565         8,546
   Granite Construction Inc               355          8,720           --             --            --           --
   Health Care Property Investors Inc     351         10,311          446         13,101           618        18,154
   Houghton Mifflin Co                    403         17,329          277         11,911           786        33,798
   Hussmann International Inc             898         12,684          712         10,057         1,353        19,111
   Informix Corp *                      2,733         23,914        1,909         16,704         4,575        40,031
   IXC Communications Inc *               263         13,676          268         13,936           530        27,560
   Jabil Circuit Inc *                    702         22,903          714         23,294         1,414        46,132
   Kaydon Corp                            438         13,359           --             --            --           --
   Lance Inc                              419          6,914           --             --            --           --
   Land's End Inc *                       479         14,520           --             --            --           --
   Lee Enterprises Inc                    621         17,155          455         12,569            --           --
   Macromedia Inc *                       614         18,765          446         13,631           795        24,297
   Magne Tek Inc *                        322          3,502           --             --            --           --
   Mascotech Inc                           --             --          357          5,400           707        10,693
   MAXXAM Inc *                           112          6,552           --             --            --           --
   McMoRan Exploration Co *                79          1,284           41            666            79         1,284
   Media General Inc Class A              359         17,950          259         12,950           503        25,150
   Medpartners Inc *                    3,436         20,401        3,528         20,948         6,944        41,230
   Micron Electronics Inc *               351          5,046          268          3,853           442         6,354
   Midas Inc                              299          9,456          237          7,495           450        14,231
   Newport News Shipbuilding              539         15,597          415         12,009           747        21,616
   Nordson Corp                           257         15,292          186         11,067           340        20,230
   Novellus System Inc *                  877         51,798          804         47,486         1,678        99,107
   Oakley Inc *                         1,052          8,745          714          5,935         1,060         8,811
   Ocean Energy Inc *                   2,288          9,724        2,303          9,788         4,584        19,482
   Omnipoint Corp *                       351          4,080          357          4,150           530         6,161
   Pairgain Technologies Inc *          1,139          9,824        1,071          9,237         2,561        22,089
   Pogo Producing Co                      526          4,866          446          4,126           972         8,991
   Rambus Inc *                           263         19,117          179         13,011           442        32,128
   Rational Software Corp *             1,578         46,847        1,429         42,423         2,826        83,897
   Renaissance Worldwide Inc *            789          4,931          803          5,019         1,502         9,388
   Richfood Holdings Inc                   --             --          536         12,730           883        20,971
   Rollins Inc                            565          9,075          357          5,734           596         9,573
   Safety-Kleen Corp *                    865         12,056          773         10,774         1,313        18,300
   Schweitzer-Mauduit International       188          2,209          157          1,845           310         3,643
   Security Dynamics Tech Inc *           964         17,834          893         16,521         1,855        34,318
   Skytel Communications Inc *             --             --           --             --            --           --
   Sotheby's Inc                          743         20,804          556         15,568            --           --
   SPX Corp *                             455         25,992          317         18,109           640        36,560
   Sunglass Hut Inc *                     877          8,496          625          6,055         1,148        11,121
   Superior Industries International Inc  398          9,851          296          7,326           450        11,138

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                    -----------------------------------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Teletech Holdings Inc *               --   $       --           88  $        616
   Thermo Cardiosystems Inc *           150        1,416          220         2,076
   UCAR International Inc *             200        3,175          528         8,382
   Vanguard Cellular Systems Inc *      411       11,457          290         8,084
   Varco International Inc *            584        4,526          440         3,410
   Vlasic Foods International *          80          975          318         3,876
   Waddell & Reed Financial Inc
     Class A                              9          170           68         1,284
   Waddell & Reed Financial Inc
     Class B                             39          724          273         5,068
   Wausau-Mosinee Paper Corp            392        6,223          278         4,413
   West Teleservices *                   --           --           --            --
   Western Digital *                    700        6,738        1,232        11,858
   Western Wireless Corp *               --           --           88         2,382
   Xtra Corp                            200        7,975          176         7,018
   Xylan Corp *                         100        2,650           88         2,332
   Zenith Electronics Corp *             44           16           89            32
                                              ----------               ------------
   TOTAL SMALL CAP GROWTH STOCKS
                         - VALUE              $  287,222               $    443,907
                         -  COST              $  352,894               $    591,745

   SMALL CAP VALUE STOCKS
   Percent of Net Assets                            0.43%                      0.29%
   A Schulman Inc                       403   $    6,650          369  $      6,089
   AGCO Corp                            300        1,969          792         5,198
   AGL Resources Inc                    538       10,256          387         7,377
   Airgas Inc *                         400        3,600          704         6,336
   AMF Bowling Inc *                     --           --          176           803
   Anixter International Inc *          500        6,281          440         5,528
   AnnTaylor Stores Inc *               247        9,340          172         6,504
   Arch Chemicals Inc *                 135        2,565          334         6,346
   Argonaut Group Inc                    --           --           88         2,184
   Atmel Corp *                         662       11,378        1,373        23,598
   Bandag Inc                            --           --           88         2,789
   Bandag Inc Class A                   100        2,688           88         2,365
   Bassett Furniture Industries Inc      25          538           44           946
   Beverly Enterprises Inc *            575        2,983        1,360         7,055
   Bob Evans Farms Inc                  468       10,091          317         6,835
   Boise Cascade Office Products
     Corp *                              --           --           88         1,056
   Boston Chicken Inc *                 600          396          500           330
   Burlington Industries Inc *          729        4,511          419         2,593
   Callaway Golf Co                     296        3,219          950        10,331
   Charming Shoppes Inc *                59          199           --            --
   ChemFirst Inc                         35          665           74         1,406
   Chesapeake Corp                      256        8,064          176         5,544
   Chicago Title Corp                   106        3,717          181         6,346
   Chris-Craft Industries Inc *         119        5,043          236        10,001
   Cirrus Logic Inc *                   634        5,151          686         5,574
   CMAC Investment Corp                 100        4,131          264        10,907

LifePath Master Portfolios - February 28, 1999                                                             LifePath Funds
-------------------------------------------------------------------------------------------------------------------------

                                                    LifePath 2020               LifePath 2030               LifePath 2040
                                          -----------------------     -----------------------      ----------------------
                                            Shares          Value       Shares          Value        Shares         Value
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (continued)
   Teletech Holdings Inc *                      --    $        --           --      $      --           265    $    1,855
   Thermo Cardiosystems Inc *                  263          2,482          268          2,529           398         3,756
   UCAR International Inc *                    964         15,304          893         14,176         1,943        30,845
   Vanguard Cellular Systems Inc *             522         14,551          381         10,620           344         9,589
   Varco International Inc *                   919          7,122          846          6,557         1,678        13,005
   Vlasic Foods International *                729          8,885          649          7,910         1,592        19,403
   Waddell & Reed Financial Inc Class A        138          2,605          122          2,303           258         4,870
   Waddell & Reed Financial Inc Class B        608         11,286          572         10,618         1,112        20,642
   Wausau-Mosinee Paper Corp                   501          7,953          363          5,763           328         5,207
   West Teleservices *                          --             --           --             --           177         1,748
   Western Digital *                         2,367         22,782        2,143         20,626         4,593        44,208
   Western Wireless Corp *                      --             --           --             --           265         7,172
   Xtra Corp                                   263         10,487          179          7,138           442        17,625
   Xylan Corp *                                 --             --           89          2,359           177         4,691
   Zenith Electronics Corp *                   279            100          230             83           367           132
                                                      -----------                   ---------                  ----------
   TOTAL SMALL CAP GROWTH STOCKS
                         - VALUE                      $   915,198                   $ 741,443                  $1,449,925
                         -  COST                      $ 1,047,576                   $ 894,682                  $1,849,692

   SMALL CAP VALUE STOCKS
   Percent of Net Assets                                     0.41%                       0.45%                       0.49%
   A Schulman Inc                              601    $     9,917          550      $   9,075         1,047    $   17,276
   AGCO Corp                                 1,490          9,778        1,428          9,371         3,180        20,869
   AGL Resources Inc                           699         13,325          498          9,493           459         8,750
   Airgas Inc *                              1,402         12,618        1,250         11,250         2,826        25,434
   AMF Bowling Inc *                           351          1,601          268          1,223           707         3,226
   Anixter International Inc *                 438          5,502          625          7,852         1,060        13,316
   AnnTaylor Stores Inc *                      308         11,646          226          8,546           209         7,903
   Arch Chemicals Inc *                        604         11,476          606         11,514         1,219        23,161
   Argonaut Group Inc                           --             --          179          4,441           265         6,575
   Atmel Corp *                              2,600         44,688        2,400         41,250         5,411        93,002
   Bandag Inc                                  175          5,545           89          2,820           265         8,397
   Bandag Inc Class A                          175          4,703          179          4,811           353         9,487
   Bassett Furniture Industries Inc            175          3,763          107          2,301           182         3,913
   Beverly Enterprises Inc *                 2,542         13,187        2,359         12,237         5,035        26,119
   Bob Evans Farms Inc                         659         14,210          421          9,078         1,104        23,805
   Boise Cascade Office Products Corp *        701          8,412          179          2,148           353         4,236
   Boston Chicken Inc *                        700            462          700            462         1,100           726
   Burlington Industries Inc *                 996          6,163          669          4,139         1,680        10,395
   Callaway Golf Co                          1,716         18,662        1,746         18,988         3,635        39,531
   Charming Shoppes Inc *                    2,005          6,767        1,446          4,880         2,971        10,027
   ChemFirst Inc                               275          5,225          200          3,800           307         5,833
   Chesapeake Corp                             316          9,954          237          7,466           574        18,081
   Chicago Title Corp                          361         12,658          725         25,420           717        25,140
   Chris-Craft Industries Inc *                444         18,815          307         13,009           205         8,687
   Cirrus Logic Inc *                        1,311         10,652          952          7,735         1,334        10,839
   CMAC Investment Corp                        526         21,730          536         22,144         1,148        47,427

LifePath Funds                       LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------

                                           LifePath 2000              LifePath 2010
                                   ---------------------      ---------------------
                                     Shares        Value       Shares         Value
-----------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Collins & Aikman Corp                 --   $       --           --    $       --
   ContiFinancial Corp *                 --           --           88           308
   Corn Product International Inc        60        1,410          260         6,110
   Credit Acceptance Corp *             200        1,200          176         1,056
   Cypress Semiconductor Corp *         800        7,650          739         7,067
   Devon Energy Corp                     --           --          176         4,125
   Dura Pharmaceuticals Inc *            --           --          440         6,188
   Enesco Group Inc                     220        3,644          150         2,484
   Extended Stay America Inc *          400        3,500          880         7,700
   Federal Realty Investment Trust       --           --           --            --
   Firstplus Financial Group *          200          275          440           605
   Fleming Co Inc                         2           15          256         1,888
   Flowserve Corp                       200        3,313          528         8,745
   Footstar Inc *                        46        1,173          216         5,508
   Fritz Co Inc *                       200        1,488          176         1,309
   Fuller (H B) Co                       --           --           --            --
   Gaylord Entertainment Co Class A     105        2,618           92         2,294
   Geon Co                               --           --           --            --
   Getchell Gold Corp *                  24          623          228         5,914
   Glatfelter (P H) Co                  486        5,194          246         2,629
   Glenayre Technologies Inc *          650        2,295          572         2,020
   Global DirectMail Corp *             200        3,288          176         2,893
   Golden State Bancorp *               200        3,563          528         9,405
   Hanna (M A) Co                       280        3,080          572         6,292
   Harland (John H) Co                   55          739          218         2,929
   Heilig Meyers Co                     524        3,406          361         2,347
   Homestead Village Property Inc *      75          258           76           261
   Host Marriott Services Corp *        240        1,680          211         1,477
   Hunt (J B) Transport Services         --           --           --            --
   ICG Communications Inc *             200        3,750          528         9,933
   Idexx Laboratories Inc *             400        8,950          440         9,845
   Imation Corp *                       276        4,278          454         7,037
   Indiana Energy Inc                    --           --           --            --
   Information Resources Inc *           --           --           --            --
   Input/Output Inc *                   500        2,813          440         2,475
   Integrated Device Technology Inc *   700        4,506          704         4,532
   Intergraph Corp *                     54          299          322         1,781
   International Multifoods Corp         --           --           --            --
   IVAX Corp *                        1,230       18,143        1,091        16,092
   Jacobs Engineering Group *            --           --           --            --
   JM Smucker Co                        305        7,244           --            --
   Kelly Services Inc Class A           106        2,703          194         4,947
   Kennametal Inc                       300        6,244          264         5,495
   Lakes Gaming Inc *                   100          913           88           803
   Lam Research Corp *                  300        8,869          264         7,805
   Lattice Semiconductor Corp *         100        3,975          352        14,036
   Lone Star Steakhouse & Saloon *      300        2,719          352         3,190

LifePath Master Portfolios - February 28, 1999                                                          LifePath Funds
----------------------------------------------------------------------------------------------------------------------

                                                 LifePath 2020               LifePath 2030               LifePath 2040
                                       -----------------------     -----------------------      ----------------------
                                         Shares          Value       Shares          Value        Shares         Value
----------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS(continued)
   Collins & Aikman Corp                     --     $       --           --     $       --           353    $    1,787
   ContiFinancial Corp *                    175            613          178            623           530         1,855
   Corn Product International Inc           610         14,335          508         11,938         1,208        28,388
   Credit Acceptance Corp *                  --             --          178          1,068           442         2,652
   Cypress Semiconductor Corp *           1,196         11,437        1,271         12,154         2,800        26,775
   Devon Energy Corp                        438         10,266          357          8,367           795        18,633
   Dura Pharmaceuticals Inc *               877         12,333          714         10,041         1,502        21,122
   Enesco Group Inc                         262          4,339          191          3,163           186         3,081
   Extended Stay America Inc *            1,665         14,569        1,518         13,283         3,445        30,144
   Federal Realty Investment Trust           --             --           --             --           353         7,788
   Firstplus Financial Group *              788          1,084          714            982         1,590         2,186
   Fleming Co Inc                           702          5,177          526          3,879         1,065         7,854
   Flowserve Corp                         1,052         17,424          982         16,264         2,031        33,638
   Footstar Inc *                           457         11,654          341          8,696           578        14,739
   Fritz Co Inc *                           263          1,956           --             --           353         2,625
   Fuller (H B) Co                          197          8,348           --             --            --           --
   Gaylord Entertainment Co Class A         123          3,067          153          3,815           221         5,511
   Geon Co                                   --             --           --             --           265         6,045
   Getchell Gold Corp *                     195          5,058          409         10,608           571        14,810
   Glatfelter (P H) Co                      674          7,203          437          4,670           680         7,268
   Glenayre Technologies Inc *            1,030          3,637          714          2,521         1,259         4,446
   Global DirectMail Corp *                 263          4,323          179          2,942           353         5,802
   Golden State Bancorp *                 1,052         18,739        1,071         19,077         2,208        39,330
   Hanna (M A) Co                         1,111         12,221        1,161         12,771         2,351        25,861
   Harland (John H) Co                      543          7,297          550          7,391           897        12,053
   Heilig Meyers Co                         731          4,752          486          3,159         1,148         7,462
   Homestead Village Property Inc *          88            303          101            347           166          571
   Host Marriott Services Corp *            333          2,331          286          2,002           601         4,207
   Hunt (J B) Transport Services            522         12,267           --             --            --           --
   ICG Communications Inc *               1,052         19,791          982         18,474         2,031        38,208
   Idexx Laboratories Inc *                 701         15,685          536         11,993           883        19,757
   Imation Corp *                           615          9,533          653         10,122         1,428        22,134
   Indiana Energy Inc                       411          8,226           --             --            --           --
   Information Resources Inc *              353          2,956           --             --            --           --
   Input/Output Inc *                       876          4,928          625          3,516           972         5,468
   Integrated Device Technology Inc *     1,490          9,592          714          4,596         1,855        11,942
   Intergraph Corp *                        755          4,176          523          2,893           876         4,845
   International Multifoods Corp            240          5,190           --             --            --           --
   IVAX Corp *                            2,036         30,031        1,753         25,857         3,529        52,053
   Jacobs Engineering Group *               327         12,937           --             --            --           --
   JM Smucker Co                            382          9,073          295          7,006            --           --
   Kelly Services Inc Class A               341          8,696          374          9,537           782        19,941
   Kennametal Inc                           360          7,493          268          5,578           530        11,031
   Lakes Gaming Inc *                       153          1,396          112          1,022           199         1,816
   Lam Research Corp *                      438         12,948          446         13,185         1,060        31,336
   Lattice Semiconductor Corp *             614         24,483          625         24,922         1,237        49,325
   Lone Star Steakhouse & Saloon *          614          5,564          446          4,042           795         7,205

LifePath Funds                    LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                             LifePath 2000         LifePath 2010
                                 -----------------------------------------------
                                          Shares     Value      Shares     Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Longview Fibre Co                            554   $ 6,267         475   $ 5,373
LTV Corp                                     900     4,950       1,408     7,744
Luby's Cafeteria Inc                          45       638         193     2,738
Mark IV Industries Inc                       247     3,720         556     8,375
Medaphis Corp *                              800     2,600         792     2,574
Mentor Graphics Corp *                       600     8,400         616     8,624
Michael Foods Inc                             --        --          --        --
Michaels Stores Inc *                         --        --          --        --
Micro Warehouse Inc *                        300     5,925         264     5,214
Mid Atlantic Medical Services *              400     3,125         440     3,438
Mississippi Chemical Corp                     11       113          24       246
Mobile Media Corp *                          300        --         200        --
Modine Manufacturing Co                      309     8,652         220     6,160
NCH Corp                                      --        --          --        --
New Plan Excel Realty Trust                  400     8,300         792    16,434
Nielson Media Research Corp                   60     1,178         391     7,673
Nine West Group Inc *                        200     4,488         264     5,924
Novacare Inc *                                --        --          --        --
Oakwood Homes Corp                           200     3,225         616     9,933
Olsten Corp                                  291     1,801         462     2,859
Overseas Shipholding Group                   393     4,790         273     3,327
Oxford Health Plans Inc *                    500     9,469         880    16,665
PacifiCare Health Systems Inc Class A  *     112     7,378          62     4,084
Paging Network Inc *                         500     2,000         616     2,464
Parker Drilling *                             --        --          --        --
Paymentech Inc *                              --        --          88     1,683
PennzEnergy Co                                32       300         408     3,825
Pennzoil-Quaker State Co                      32       398         408     5,075
Perrigo Co *                                 812     6,801         484     4,054
Petsmart Inc *                             1,200     9,450       1,144     9,009
PharMerica Inc *                              35       197         297     1,671
Phycor Inc *                                 300     1,631         704     3,828
Planet Hollywood International *              --        --         176       429
Precision Castparts Corp                     100     3,713         264     9,801
Pride International Inc *                     --        --         352     1,760
Prison Realty Corporation REIT               262     5,224         924    18,422
Public Service Co Of New Mexico               --        --          --        --
Quest Diagnostics Inc *                       46       983         211     4,510
Readers Digest Association Inc               200     6,463         264     8,531
Roadway Express Inc                           46       707         139     2,137
Ruby Tuesday Inc                             384     7,152         176     3,278
Ruddick Corp                                  --        --          --        --
Ryans Family Steak House *                   119     1,354         454     5,164
Ryerson Tull Inc                             207     3,778         381     6,953
Sabre Group Holdings Inc *                    --        --         176     6,908
Santa Fe Energy Resources Inc *               83       436         712     3,738
Sbarro Inc *                                  --        --          --        --


LifePath Master Portfolios - February 28, 1999                                      LifePath Funds
--------------------------------------------------------------------------------------------------

                                             LifePath 2020       LifePath 2030       LifePath 2040
                                        ------------------  ------------------  ------------------
                                          Shares     Value    Shares     Value    Shares     Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Longview Fibre Co                            780   $ 8,824       513   $ 5,803     1,175   $13,292
LTV Corp                                   2,630    14,465     2,411    13,261     5,653    31,092
Luby's Cafeteria Inc                         421     5,973       329     4,668       549     7,789
Mark IV Industries Inc                     1,026    15,454       948    14,279     2,098    31,601
Medaphis Corp *                              964     3,133     1,071     3,481     1,767     5,743
Mentor Graphics Corp *                       747    10,458       893    12,502     1,413    19,782
Michael Foods Inc                            201     3,719        --        --        --        --
Michaels Stores Inc *                         --        --        --        --       177     3,031
Micro Warehouse Inc *                        526    10,389       357     7,051       618    12,206
Mid Atlantic Medical Services *              614     4,797       446     3,484     1,148     8,969
Mississippi Chemical Corp                     92       943        66       677       103     1,056
Mobile Media Corp *                          400        --       300        --       700         1
Modine Manufacturing Co                      408    11,424       299     8,372       442    12,376
NCH Corp                                     109     5,505        79     3,990        --        --
New Plan Excel Realty Trust                1,490    30,918     1,429    29,652     2,915    60,486
Nielson Media Research Corp                  897    17,610       793    15,569     1,872    36,738
Nine West Group Inc *                        263     5,901       357     8,010       883    19,812
Novacare Inc *                               854     1,815       634     1,347        --        --
Oakwood Homes Corp                         1,139    18,366     1,071    17,270     2,208    35,604
Olsten Corp                                  979     6,058       882     5,457     1,957    12,109
Overseas Shipholding Group                   482     5,874       362     4,412       331     4,034
Oxford Health Plans Inc *                  1,665    31,531     1,696    32,118     3,268    61,888
PacifiCare Health Systems Inc Class A *      402    26,482       121     7,971       214    14,097
Paging Network Inc *                       1,315     5,260     1,161     4,644     2,561    10,244
Parker Drilling *                            740     1,850       552     1,380        --        --
Paymentech Inc *                              --        --       179     3,423       353     6,751
PennzEnergy Co                               882     8,269       767     7,191     1,484    13,913
Pennzoil-Quaker State Co                   1,184    14,726       986    12,263     1,484    18,457
Perrigo Co *                               1,097     9,187       752     6,298     1,484    12,429
Petsmart Inc *                             1,928    15,183     1,428    11,246     2,650    20,869
PharMerica Inc *                             837     4,708       707     3,977     1,366     7,684
Phycor Inc *                               1,446     7,863     1,473     8,009     3,136    17,052
Planet Hollywood International *             438     1,068       357       870       530     1,292
Precision Castparts Corp                     526    19,528       547    20,307     1,060    39,353
Pride International Inc *                    701     3,505       714     3,570     1,502     7,510
Prison Realty Corporation REIT             1,687    33,635     1,640    32,698     3,400    67,788
Public Service Co Of New Mexico              570     8,764       420     6,458        --        --
Quest Diagnostics Inc *                      451     9,640       347     7,417       729    15,582
Readers Digest Association Inc               263     8,498       268     8,660       530    17,126
Roadway Express Inc                          237     3,644       217     3,336       317     4,874
Ruby Tuesday Inc                             563    10,486       355     6,612       684    12,740
Ruddick Corp                                 626    11,542       468     8,629        --        --
Ryans Family Steak House *                   887    10,090       606     6,893       918    10,442
Ryerson Tull Inc                           1,198    21,864     1,132    20,659     2,171    39,621
Sabre Group Holdings Inc *                   351    13,777       268    10,519       442    17,349
Santa Fe Energy Resources Inc *            1,643     8,626     1,106     5,807     2,496    13,104
Sbarro Inc *                                 280     7,070       196     4,949        --        --

LifePath Funds                   LifePath Master Portfolios - February 28, 1999
-------------------------------------------------------------------------------

                                        LifePath 2000             LifePath 2010
                                ---------------------     ---------------------
                                  Shares        Value       Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (continued)
Scholastic Corp *                    200   $    9,850          176   $    8,668
Seagull Energy Corp *                391        1,857          536        2,546
Sensormatic Electronics Corp *       535        5,618          765        8,033
Sequa Corp *                         110        5,177           --           --
Sequent Computer *                   340        3,241           --           --
Smith International Inc *            214        5,203          616       14,977
Southland Corp *                   1,800        2,981        1,232        2,041
Spelling Entertainment Group *        --           --           --           --
Standard Register                    301        8,710           --           --
Steel Dynamics Inc *                  --           --          264        4,158
Stewart & Stevenson Services         364        3,049          334        2,797
Stride Rite Corp                      63          650          330        3,403
Structural Dynamics Research *       303        5,909           --           --
Sunbeam Corp                         300        1,744        1,056        6,138
Sybase Inc *                         700        5,688          616        5,005
Talbots Inc                          200        4,838          176        4,257
Tecumseh Products Co                 241       11,869          167        8,225
Terra Industries Inc                 500        2,469          352        1,738
The Fund American Co                  --           --           --           --
TIG Holdings Inc                     200        3,200          616        9,856
UICI *                               200        4,563          528       12,144
Unisource Worldwide Inc               94          658          585        4,095
UNOVA Inc *                           34          493          382        5,539
Venator Group Inc *                  187          923        1,047        5,170
Ventas Inc                           500        4,031          792        6,386
Vishay Intertechnology Inc *         463        5,990          412        5,330
VLSI Technology *                    200        3,100          352        5,456
Wallace Computer Services             90        2,036          176        3,982
Washington Gas Light                 464       11,107          317        7,588
Watts Industries Inc                 308        4,293           --           --
Weingarten                           200        8,388          176        7,381
Wellman Inc                          363        3,380          246        2,291
Wisconsin Central Transport *        400        5,500          704        9,680
Yellow Corp *                         49          876          196        3,504
Ziff Davis Inc *                      --           --          352        5,918
                                           ----------                ----------
TOTAL SMALL CAP VALUE STOCKS
                      - VALUE              $  502,250                $  710,497
                      -  COST              $  906,151                $1,242,539


LifePath Master Portfolios - February 28, 1999                                             LifePath Funds
---------------------------------------------------------------------------------------------------------

                                        LifePath 2020             LifePath 2030             LifePath 2040
                                ---------------------     ---------------------     ---------------------
                                  Shares        Value       Shares        Value       Shares        Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Scholastic Corp *                    175   $    8,619          179   $    8,816          353   $   17,385
Seagull Energy Corp *              1,094        5,197          985        4,679        2,010        9,548
Sensormatic Electronics Corp *     1,510       15,855          936        9,828        1,665       17,483
Sequa Corp *                         120        5,648           91        4,283           --           --
Sequent Computer *                   413        3,936          304        2,898           --           --
Smith International Inc *          1,137       27,643        1,095       26,622        2,296       55,822
Southland Corp *                   2,279        3,775        1,607        2,662        3,710        6,145
Spelling Entertainment Group *        --           --           --           --          353        2,537
Standard Register                    379       10,967          279        8,074           --           --
Steel Dynamics Inc *                 526        8,285          357        5,623          883       13,907
Stewart & Stevenson Services         434        3,635          326        2,730          746        6,248
Stride Rite Corp                     783        8,075          631        6,507        1,281       13,210
Structural Dynamics Research *       380        7,410          285        5,558           --           --
Sunbeam Corp                       1,928       11,207        1,875       10,898        3,975       23,105
Sybase Inc *                       1,227        9,969        1,071        8,702        2,208       17,940
Talbots Inc                           --           --          179        4,330          353        8,538
Tecumseh Products Co                 302       14,874          222       10,934          381       18,764
Terra Industries Inc                 614        3,032          446        2,202          972        4,799
The Fund American Co                  --           --           --           --          100       13,150
TIG Holdings Inc                   1,139       18,224        1,071       17,136        2,385       38,160
UICI *                               877       20,171          804       18,492        1,943       44,689
Unisource Worldwide Inc            1,029        7,203          975        6,825        2,362       16,534
UNOVA Inc *                          927       13,442          730       10,585        1,467       21,272
Venator Group Inc *                2,578       12,729        2,311       11,411        4,309       21,276
Ventas Inc                         1,490       12,013        1,411       11,376        2,980       24,026
Vishay Intertechnology Inc *         812       10,505          722        9,341        1,529       19,781
VLSI Technology *                    877       13,594          714       11,067        1,502       23,281
Wallace Computer Services            263        5,950          277        6,267          618       13,982
Washington Gas Light                 547       13,094          405        9,695          389        9,312
Watts Industries Inc                 407        5,673          298        4,153           --           --
Weingarten                           351       14,720          357       14,972          795       33,340
Wellman Inc                          434        4,042          326        3,036          746        6,947
Wisconsin Central Transport *      1,315       18,081        1,250       17,188        2,650       36,438
Yellow Corp *                        513        9,170          267        4,773          386        6,900
Ziff Davis Inc *                     614       10,323          625       10,508        1,413       23,756
                                           ----------                ----------                ----------
TOTAL SMALL CAP VALUE STOCKS
                      - VALUE              $1,484,373                $1,255,317                $2,398,010
                      -  COST              $2,447,802                $2,112,212                $4,156,727

LifePath Funds                   LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                            LifePath 2000         LifePath 2010
                                     --------------------  ---------------------
                                       Shares       Value    Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
MICRO CAP STOCKS
Percent of Net Assets                                0.05%                 0.03%
Advanta Corp Class B                      163    $  1,477       143    $  1,296
AirTran Holdings Inc *                    300       1,013       176         594
Alliance Semiconductor Corp *              --          --        --          --
American Oncology Resources Corp *         --          --       176       1,760
APAC Teleservices Inc *                   100         306       176         539
Apria Healthcare Group Inc *              500       4,469       528       4,719
Ascent Entertainment Group Inc *          249       2,708       258       2,806
Aztec Technology Partners Corp *           --          --       161         746
Boyd Gaming Corp *                         --          --       176         726
Breed Technologies Inc *                   --          --        --          --
Brown Group Inc                            31         484       158       2,469
Capstead Mortgage Corp                     --          --       352       1,738
Castle & Cooke Inc *                      215       3,333       120       1,860
Chesapeake Energy Corp                     --          --       352         242
Consolidated Freightways *                 31         450       159       2,306
Crescent Operating Inc *                   --          --        70         247
Crestline Capital Corp *                  100       1,275       185       2,359
Crown Vantage Inc *                        21          37        42          74
Dave & Buster's Inc *                      --          --        --          --
Deltic Timber Corp                        140       3,343       145       3,462
Echelon International Corp *               68       1,411        47         975
Ennis Business Forms                       --          --        --          --
Exabyte Corp *                             --          --        --          --
Genzyme Corp - Tissue Repair *             44         116        10          26
Genzyme Molecular Oncology *               35         131        96         366
Gibson Greetings Inc *                     --          --        --          --
Golden Books Family Entertainment Inc *   234         110        --          --
Halter Marine Group Inc *                 273       1,092       261       1,044
Hancock Fabrics Inc                        --          --        --          --
Handleman Co *                             59         763       116       1,501
Hartmarx Corp *                            81         349       202         871
Highlands Insurance Group *                37         502        67         909
Homebase Inc *                            365       1,893        --          --
Imperial Sugar Co                          --          --        --          --
International Rectifier Corp *            500       3,438       440       3,025
Interneuron Pharmaceuticals Corp *         --          --       352       1,430
IT Group Inc *                             --          --        --          --
John Nuveen & Co Inc Class A               --          --        88       3,476
Komag Inc *                               400       2,800       528       3,696
Laboratory Corp America Holdings *        660       1,196       367         665
Lawson Products Inc                        --          --        --          --
Lawter International Inc                   --          --        --          --
Leap Wireless International Inc *         100         594       198       1,176
Marvel Entertainment Group Inc *           --          --       200          30
MEMC Electronic Materials Inc *           300       2,175       264       1,914


LifePath Master Portfolios - February 28, 1999                                             LifePath Funds
---------------------------------------------------------------------------------------------------------

                                                LifePath 2020         LifePath 2030         LifePath 2040
                                        ---------------------  --------------------  --------------------
                                           Shares       Value     Shares      Value     Shares      Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
MICRO CAP STOCKS
Percent of Net Assets                                    0.05%                 0.05%                 0.04%
Advanta Corp Class B                          238    $  2,157        194   $  1,758        336   $  3,045
AirTran Holdings Inc *                        350       1,181        178        601        619      2,089
Alliance Semiconductor Corp *                  --          --         --         --        221        774
American Oncology Resources Corp *             --          --        179      1,790        353      3,530
APAC Teleservices Inc *                       351       1,075        357      1,093        530      1,623
Apria Healthcare Group Inc *                  701       6,265        714      6,381      1,148     10,260
Ascent Entertainment Group Inc *              351       3,817        354      3,850        600      6,525
Aztec Technology Partners Corp *              336       1,554        288      1,330        644      2,980
Boyd Gaming Corp *                             --          --        268      1,106        619      2,553
Breed Technologies Inc *                       --          --         --         --         89        362
Brown Group Inc                               296       4,625        197      3,078        224      3,500
Capstead Mortgage Corp                        701       3,461        625      3,086      1,325      6,542
Castle & Cooke Inc *                          294       4,557        198      3,069        301      4,666
Chesapeake Energy Corp                        876         602        446        307        884        608
Consolidated Freightways *                    355       5,148        255      3,698        503      7,294
Crescent Operating Inc *                       --          --         --         --        177        625
Crestline Capital Corp *                      298       3,800        428      5,457        892     11,373
Crown Vantage Inc *                            91         159         72        126        117        205
Dave & Buster's Inc *                          90       1,772         --         --         --         --
Deltic Timber Corp                            269       6,422        178      4,250        295      7,043
Echelon International Corp *                   84       1,743         62      1,287         57      1,183
Ennis Business Forms                          216       1,931         --         --         --         --
Exabyte Corp *                                298       1,490         --         --         --         --
Genzyme Corp - Tissue Repair *                 62         163         46        121         48        126
Genzyme Molecular Oncology *                   79         301         71        271        152        580
Gibson Greetings Inc *                        214       1,772         --         --         --         --
Golden Books Family Entertainment Inc *       274         129        208         98         --         --
Halter Marine Group Inc *                     340       1,360        307      1,228        584      2,336
Hancock Fabrics Inc                           300       2,081         --         --         --         --
Handleman Co *                                409       5,291        274      3,545        460      5,951
Hartmarx Corp *                               341       1,471        316      1,363        546      2,355
Highlands Insurance Group *                   151       2,048        121      1,641        191      2,590
Homebase Inc *                                436       2,262        328      1,702         --         --
Imperial Sugar Co                             117         841         84        604         --         --
International Rectifier Corp *                877       6,029        625      4,297        972      6,683
Interneuron Pharmaceuticals Corp *             --          --        536      2,178        795      3,230
IT Group Inc *                                120       1,575         --         --         --         --
John Nuveen & Co Inc Class A                   --          --         --         --         --         --
Komag Inc *                                   964       6,748        714      4,998        972      6,804
Laboratory Corp America Holdings *            914       1,657        610      1,106      1,181      2,141
Lawson Products Inc                           173       3,644         --         --         --         --
Lawter International Inc                      593       4,225         --         --         --         --
Leap Wireless International Inc *             394       2,339        379      2,250        773      4,590
Marvel Entertainment Group Inc *            1,400         210        200         30        600         90
MEMC Electronic Materials Inc *               351       2,545        357      2,588        707      5,126

LifePath Funds                   LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------

                                            LifePath 2000         LifePath 2010
                                     --------------------  ---------------------
                                       Shares       Value    Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
Momentum Business Applications *           17    $    147        31    $    267
Morrison Health Care Inc                  128       2,504        58       1,135
National Presto Industries                 --          --        --          --
Navigant International Inc *               --          --        81         456
NPC International Inc *                    --          --        --          --
Objective Systems Integrator Corp *        --          --        88         264
Octel Corp *                               19         255       118       1,586
OEA Inc                                    --          --        --          --
Oregon Steel Mills Inc                     --          --        --          --
OshKosh B'Gosh Class A                     52         988        86       1,634
Phillips-Van Heusen                        --          --        --          --
Picturetel Corp *                         400       3,269       352       2,877
Pittston Burlington Group                  61         438       141       1,013
Presstek Inc *                            200       1,650       352       2,904
Primadonna Resorts Inc *                   --          --        --          --
Primex Technologies Inc                    47       1,953        49       2,037
Read-Rite Corp *                          400       3,400       440       3,740
School Specialty Inc *                     --          --        90       1,986
Service Merchandise Co *                  771         482        --          --
Shiva Corp *                              300       1,791       264       1,576
Shoneys Inc *                              97         224       325         752
Sizzler International Inc *               254         540        --          --
Skyline Corp                               20         585        39       1,141
Strattec Security Corp *                   10         315        25         788
Sunburst Hospitality Corp *                19          91       147         707
TCI Satellite Entertainment *             107          87       477         388
Thermolase Corp *                          --          --        88         286
Topp Inc (The) *                          512       2,240        --          --
Transtexas Gas Corp *                      --          --        --          --
US Office Products Co *                    --          --       203       1,000
Vencor Inc *                              500         938       616       1,155
Vornado Operating Inc *                    20         138        44         303
Workflow Management Inc *                  --          --       107         756
Xoma Ltd *                                188         658        --          --

TOTAL MICRO CAP STOCKS
                - VALUE                          $ 58,158              $ 77,798
                -  COST                          $190,758              $230,238

INTERNATIONAL STOCKS
   (except Japan)
Percent of Net Assets                                4.70%                 8.28%
Aegon NV ADR (Netherlands)                 22    $  2,302       291    $ 30,414
Alcatel Alsthom Compagnie
 Generale d'electricite ADR (France)    3,689      80,005    13,392     290,439
Allied Irish Banks PLC ADR (Ireland)    1,746     180,275     6,202     640,357
Allied Zurich PLC ADR (Switzerland)*    2,120      62,593     8,258     243,816
Astra AB ADR Series B (Sweden)          4,498      87,992    16,204     316,991


LifePath Master Portfolios - February 28, 1999                                            LifePath Funds
--------------------------------------------------------------------------------------------------------

                                               LifePath 2020         LifePath 2030         LifePath 2040
                                       ---------------------  --------------------  --------------------
                                          Shares       Value     Shares      Value     Shares      Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Momentum Business Applications *              72    $    621         66   $    569        148   $  1,277
Morrison Health Care Inc                     188       3,678        118      2,308        228      4,460
National Presto Industries                   102       3,774         72      2,664         --         --
Navigant International Inc *                 168         945        144        810        322      1,811
NPC International Inc *                      328       4,715        253      3,637         --         --
Objective Systems Integrator Corp *           --          --         --         --        177        531
Octel Corp *                                 263       3,534        233      3,131        422      5,671
OEA Inc                                      270       3,004        199      2,214         --         --
Oregon Steel Mills Inc                       262       2,505        178      1,702         --         --
OshKosh B'Gosh Class A                       400       7,600        152      2,888        392      7,448
Phillips-Van Heusen                          359       2,176        259      1,570         --         --
Picturetel Corp *                            614       5,018        446      3,645        707      5,778
Pittston Burlington Group                    287       2,063        197      1,416        355      2,552
Presstek Inc *                               351       2,896        357      2,945        530      4,373
Primadonna Resorts Inc *                      --          --         --         --        353      4,280
Primex Technologies Inc                       94       3,907         76      3,159        111      4,613
Read-Rite Corp *                             526       4,471        714      6,069      1,502     12,767
School Specialty Inc *                       187       4,126        160      3,530        358      7,898
Service Merchandise Co *                   1,328         830        991        619         --         --
Shiva Corp *                                 526       3,140        357      2,131        530      3,163
Shoneys Inc *                                658       1,522        532      1,230      1,152      2,664
Sizzler International Inc *                  380         808        284        604         --         --
Skyline Corp                                 195       5,704         70      2,048        117      3,422
Strattec Security Corp *                      63       1,985         44      1,386         --         --
Sunburst Hospitality Corp *                  322       1,550        240      1,155        358      1,723
TCI Satellite Entertainment *              1,008         819        788        640      1,649      1,340
Thermolase Corp *                             --          --         --         --        265        861
Topp Inc (The) *                             633       2,769        470      2,056         --         --
Transtexas Gas Corp *                         --          --         --         --        265        282
US Office Products Co *                      421       2,079        360      1,779        806      3,978
Vencor Inc *                               1,315       2,466      1,053      1,974      2,185      4,097
Vornado Operating Inc *                       90         619         80        550        159      1,093
Workflow Management Inc *                    223       1,575        192      1,356        429      3,030
Xoma Ltd *                                   169         592        172        602         --         --

TOTAL MICRO CAP STOCKS
                - VALUE                             $179,941              $130,674              $208,494
                -  COST                             $490,824              $393,409              $616,566

INTERNATIONAL STOCKS
   (except Japan)
Percent of Net Assets                                  11.07%                 14.22%               15.27%
Aegon NV ADR (Netherlands)                 1,324    $138,524        528   $  55,242       807   $ 84,432
Alcatel Alsthom Compagnie
 Generale d'electricite ADR (France)      26,784     580,878     26,080     565,610    52,153  1,131,068
Allied Irish Banks PLC ADR (Ireland)      12,323   1,272,350     12,015   1,240,549    23,911  2,468,811
Allied Zurich PLC ADR (Switzerland)*      17,502     516,743     16,798     495,958    29,971    884,888
Astra AB ADR Series B (Sweden)            32,190     629,717     31,444     615,123    62,718  1,226,921


LifePath Funds                                     LifePath Master Portfolios - February 28, 1999
-------------------------------------------------------------------------------------------------

                                                          LifePath 2000             LifePath 2010
                                                   --------------------     ---------------------
                                                    Shares        Value       Shares        Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
Axa UAP ADR (France)                                 2,275   $  151,288        7,608   $  505,932
Banco Bilbao Vizcaya ADR (Spain)                     4,210       62,098       15,108      222,843
Banco Central Hispanoamericano SA ADR (Spain)        5,788       69,094       20,917      249,697
Banco Santander SA ADR (Spain)                       2,005       39,466        7,324      144,191
Benetton SpA ADR (Italy)                             2,207       72,003        8,062      263,023
BP Amoco PLC ADR (UK)                                1,954      166,090        9,350      794,750
British Airways PLC ADR (UK)                           690       51,060        2,500      185,000
British American Tobacco PLC ADR (UK)                2,121       39,504        8,258      153,805
British Sky Broadcasting Group PLC ADR (UK)            747       41,318        2,685      148,514
British Steel PLC ADR (UK)                             618       12,167        2,172       42,761
British Telecommunications PLC ADR (UK)              2,164      380,053        7,923    1,391,477
Broken Hill Proprierty Co Ltd ADR (Australia)          720       10,845        2,578       38,831
Cadbury Schweppes PLC ADR (UK)                       1,417       88,385        5,062      315,742
Coles Myer Ltd ADR (Australia)                       1,114       47,206        3,932      166,619
Daimler-Chrysler ADR AG (Germany) *                  4,689      440,472       18,698    1,756,443
Deutsche Telekom ADR (Germany)                       4,626      211,061       16,858      769,146
Diageo PLC ADR (UK)                                  3,787      171,362       13,795      624,224
Elf Aquitaine ADR (France)                           1,556       80,329        5,612      289,720
Elsevier NV ADR (Netherlands)                        3,727      120,196       13,661      440,567
Fiat SpA ADR (Italy)                                 3,998       59,470       14,430      214,646
Glaxo Holdings PLC ADR (UK)                          3,560      228,063       12,692      813,081
Hanson PLC ADR (UK)                                  2,399       97,459        8,556      347,588
Hong Kong Telecommunications Ltd ADR
(Hong Kong)                                         11,724      197,107       42,354      712,076
Imperial Chemical Industries PLC ADR (UK)            1,149       40,359        4,141      145,453
Jefferson Smurfit Group PLC ADR (Ireland)              805       17,609        2,860       62,563
KLM Royal Dutch Airlines NV ADR (Netherlands)          294        8,221        1,156       32,358
Koninklijke Ahold NV ADR (Netherlands)               2,910      112,399       10,505      405,759
LVMH ADR (France)                                      947       40,248        3,521      149,643
Montedison SpA ADR (Italy)                           4,884       48,230       17,507      172,882
National Australia Bank Ltd ADR (Australia)          1,103       91,411        4,031      334,069
National Power PLC ADR (UK)                            938       30,720        3,300      108,075
Nokia Corp ADR (Finland)                               556       75,408        1,988      269,623
Novo Nordisk A/S ADR (Denmark)                       2,492      142,356        8,861      506,185
Philips Electronics NV ADR (Netherlands)               583       40,591        1,947      135,560
Premier Farnell PLC ADR (UK)                         2,599       15,594        9,419       56,514
Repsol SA ADR (Spain)                                  767       40,268        2,800      147,000
Reuters Group PLC ADR (UK)                             684       56,772        2,513      208,579
Rhone Poulenc SA ADR (France)                        2,214      101,844        8,155      375,130
Royal Dutch Petroleum NV ADR (Netherlands)           3,876      170,060       13,868      608,459
SKF AB ADR (Sweden)                                    721       10,094        2,631       36,834
Smithkline Beecham PLC ADR (UK)                      2,145      152,563        7,895      561,532
Swedish Match AB ADR (Sweden)                          852       28,329        2,502       83,192
Tele Danmark A/S ADR (Denmark)                       1,649       99,352        5,878      354,150
Telecom of New Zealand ADR (New Zealand)             1,159       46,360        4,058      162,320
Telefonaktiebolaget LM Ericsson ADR (Sweden)         2,532       65,832        9,126      237,276
Telefonica De Espana SA ADR (Spain)                    569       78,260        2,066      284,006


LifePath Master Portfolios - February 28, 1999                                                                LifePath Funds
----------------------------------------------------------------------------------------------------------------------------

                                                           LifePath 2020             LifePath 2030             LifePath 2040
                                                   ---------------------      --------------------      --------------------
                                                     Shares        Value       Shares        Value       Shares        Value
----------------------------------------------------------------------------------------------------------------------------

Axa UAP ADR (France)                                 15,497   $1,030,551       14,778   $  982,737       29,460   $1,959,090
Banco Bilbao Vizcaya ADR (Spain)                     30,095      443,901       29,503      435,169       58,781      867,020
Banco Central Hispanoamericano SA ADR (Spain)        41,541      495,896       40,636      485,092       80,938      966,197
Banco Santander SA ADR (Spain)                       14,690      289,209       14,363      282,772       28,646      563,968
Benetton SpA ADR (Italy)                             16,032      523,044       15,716      512,735       31,276    1,020,380
BP Amoco PLC ADR (UK)                                19,994    1,699,490       18,554    1,577,090       16,981    1,443,385
British Airways PLC ADR (UK)                          4,895      362,230        4,829      357,346        9,499      702,926
British American Tobacco PLC ADR (UK)                17,503      325,993       16,800      312,900       29,974      558,266
British Sky Broadcasting Group PLC ADR (UK)           5,277      291,884        5,158      285,302       10,213      564,907
British Steel PLC ADR (UK)                            4,442       87,452        4,020       79,144        8,673      170,750
British Telecommunications PLC ADR (UK)              15,823    2,778,914       15,465    2,716,041       30,697    5,391,161
Broken Hill Proprierty Co Ltd ADR (Australia)         5,201       78,340        5,012       75,493       10,187      153,442
Cadbury Schweppes PLC ADR (UK)                       10,011      624,436        9,878      616,140       19,634    1,224,671
Coles Myer Ltd ADR (Australia)                        7,865      333,279        7,659      324,550       15,449      654,651
Daimler-Chrysler ADR AG (Germany) *                  37,849    3,555,440       36,455    3,424,492       59,189    5,560,067
Deutsche Telekom ADR (Germany)                       33,615    1,533,684       32,780    1,495,588       65,430    2,985,244
Diageo PLC ADR (UK)                                  27,602    1,248,991       26,926    1,218,402       53,728    2,431,192
Elf Aquitaine ADR (France)                           11,129      574,535       10,865      560,906       21,650    1,117,681
Elsevier NV ADR (Netherlands)                        27,206      877,394       26,521      855,302       52,906    1,706,219
Fiat SpA ADR (Italy)                                 28,800      428,400       28,177      419,133       56,051      833,759
Glaxo Holdings PLC ADR (UK)                          25,331    1,622,767       24,736    1,584,650       49,292    3,157,769
Hanson PLC ADR (UK)                                  17,127      695,784       16,792      682,170       33,366    1,355,494
Hong Kong Telecommunications Ltd ADR
(Hong Kong)                                          82,296    1,383,602       82,729    1,390,878      160,192    2,693,222
Imperial Chemical Industries PLC ADR (UK)             8,233      289,184        8,073      283,564       16,147      567,163
Jefferson Smurfit Group PLC ADR (Ireland)             5,640      123,375        5,151      112,678       11,094      242,681
KLM Royal Dutch Airlines NV ADR (Netherlands)         2,272       63,602        1,997       55,926        4,179      117,001
Koninklijke Ahold NV ADR (Netherlands)               20,963      809,699       20,424      788,896       40,394    1,560,206
LVMH ADR (France)                                     7,032      298,860        7,033      298,903       13,627      579,148
Montedison SpA ADR (Italy)                           34,799      343,640       34,122      336,955       67,810      669,624
National Australia Bank Ltd ADR (Australia)           8,102      671,453        7,797      646,176       15,645    1,296,579
National Power PLC ADR (UK)                           6,631      217,165        6,621      216,838       12,915      422,966
Nokia Corp ADR (Finland)                              3,966      537,889        4,011      543,992        7,751    1,051,229
Novo Nordisk A/S ADR (Denmark)                       17,736    1,013,169       17,364      991,919       34,507    1,971,212
Philips Electronics NV ADR (Netherlands)              3,881      270,215        3,858      268,613        7,625      530,891
Premier Farnell PLC ADR (UK)                         18,699      112,194       17,176      103,056       36,409      218,454
Repsol SA ADR (Spain)                                 5,675      297,938        5,650      296,625       11,013      578,183
Reuters Group PLC ADR (UK)                            5,104      423,632        4,956      411,348        9,781      811,823
Rhone Poulenc SA ADR (France)                        16,306      750,076       15,942      733,332       31,745    1,460,270
Royal Dutch Petroleum NV ADR (Netherlands)           27,612    1,211,477       26,930    1,181,554       53,872    2,363,634
SKF AB ADR (Sweden)                                   5,177       72,478        5,064       70,896       10,261      143,654
Smithkline Beecham PLC ADR (UK)                      15,771    1,121,712       15,418    1,096,605       30,717    2,184,747
Swedish Match AB ADR (Sweden)                         5,527      183,773        5,155      171,404       10,793      358,867
Tele Danmark A/S ADR (Denmark)                       11,681      703,780       11,412      687,573       22,626    1,363,217
Telecom of New Zealand ADR (New Zealand)              7,973      318,920        7,771      310,840       15,640      625,600
Telefonaktiebolaget LM Ericsson ADR (Sweden)         18,184      472,784       17,728      460,928       35,471      922,246
Telefonica De Espana SA ADR (Spain)                   4,216      579,653        4,165      572,630        7,997    1,099,615


LifePath Funds                            LifePath Master Portfolios - February 28, 1999
----------------------------------------------------------------------------------------

                                                LifePath 2000              LifePath 2010
                                       ----------------------     ----------------------
                                        Shares          Value      Shares          Value
----------------------------------------------------------------------------------------
COMMON STOCKS (continued)
The News Corp Limited ADR (Australia)      874    $    24,800       3,280    $    93,070
Total SA ADR (France)                    2,028        104,696       7,375        380,734
Unilever NV ADR (Netherlands)            3,712        268,888      13,512        978,776
Vodafone Group PLC ADR (UK)              1,008        183,645       3,682        670,814
Westpac Banking Ltd ADR (Australia)      1,636         54,602       5,958        198,848
WMC Limited Sponsored ADR (Australia)    1,130         14,054       3,937         48,966
Zeneca Group PLC ADR (UK)                1,704         69,971       6,131        251,754
                                                  -----------                -----------
   TOTAL INTERNATIONAL STOCKS
   (except Japan)
                       - VALUE                    $ 5,482,799                $20,172,817
                       -  COST                    $ 3,836,368                $13,478,952

JAPANESE STOCKS
Percent of Net Assets                                    1.20%                      2.32%
Canon Inc ADR                            1,390         30,059       6,130        132,561
CSK Corp ADR                             1,916         54,606       7,720        220,020
Fuji Photo Film Co Ltd ADR                 975         36,075       3,960        146,520
Hitachi Ltd ADR                            732         45,521       3,124        194,274
Honda Motor Co Ltd ADR                     533         40,441       2,285        173,374
Ito Yokado Co Ltd ADR                    1,720        101,910       6,410        379,793
Japan Air Lines Co ADR                   9,808         51,492      39,440        207,060
Kirin Brewery Co ADR                     1,597        184,254       6,282        724,786
Kubota Corp ADR                          1,434         69,191       5,943        286,750
Kyocera Corp ADR                           860         41,011       3,258        155,366
Makita Corp ADR                          1,420         14,023       5,593         55,231
Matsushita Corp ADR                        257         42,260       1,133        186,308
Mitsubishi Corp ADR                      3,294         35,536      18,425        198,769
Mitsui & Co Ltd ADR                        660         71,610       2,475        268,538
NEC Corp ADR                             1,183         59,002       4,713        235,061
Nippon Telegraph & Telegraph ADR         1,824         73,986       7,069        286,736
Nissan Motor Co Ltd ADR                  3,635         27,831      14,626        111,981
Pioneer Electronics ADR                  2,192         40,415       8,917        164,407
Ricoh Co Ltd ADR                           677         29,899       2,699        119,197
Sony Corp ADR                              468         34,954       1,882        140,562
Tokio Marine & Fire Insurance ADR        3,718        199,378      14,760        791,505
Toyota Motor Corp ADR                    2,178        113,801       8,861        462,987
                                                  -----------                -----------
TOTAL JAPANESE STOCKS
               - VALUE                            $ 1,397,255                $ 5,641,786
               -  COST                            $ 1,561,640                $ 5,943,582


LifePath Master Portfolios - February 28, 1999                                                              LifePath Funds
--------------------------------------------------------------------------------------------------------------------------

                                                     LifePath 2020               LifePath 2030               LifePath 2040
                                             ---------------------        --------------------        --------------------
                                             Shares          Value        Shares         Value        Shares         Value
--------------------------------------------------------------------------------------------------------------------------

The News Corp Limited ADR (Australia)         6,604    $   187,389         6,325   $   179,472        12,875   $   365,328
Total SA ADR (France)                        14,814        764,773        14,367       741,696        28,765     1,484,993
Unilever NV ADR (Netherlands)                27,000      1,955,813        26,329     1,907,207        52,563     3,807,532
Vodafone Group PLC ADR (UK)                   7,306      1,331,062         7,058     1,285,879        14,188     2,584,876
Westpac Banking Ltd ADR (Australia)          11,939        398,464        11,613       387,584        23,232       775,368
WMC Limited Sponsored ADR (Australia)         7,849         97,622         7,695        95,707        15,318       190,518
Zeneca Group PLC ADR (UK)                    12,197        500,839        11,993       492,463        23,804       977,452
                                                       -----------                 -----------                 -----------
   TOTAL INTERNATIONAL STOCKS
   (except Japan)
                       - VALUE                         $40,546,058                 $39,377,773                 $75,202,658
                       -  COST                         $27,179,960                 $27,513,090                 $56,541,373

JAPANESE STOCKS
Percent of Net Assets                                         3.57%                       4.66%                       5.21%
Canon Inc ADR                                14,245        308,048        14,105       305,021        28,020       605,933
CSK Corp ADR                                 17,920        510,720        17,611       501,914        35,252     1,004,682
Fuji Photo Film Co Ltd ADR                    9,224        341,288         9,036       334,332        18,050       667,850
Hitachi Ltd ADR                               7,158        445,138         7,064       439,293        14,076       875,351
Honda Motor Co Ltd ADR                        5,277        400,392         5,342       405,324        10,544       800,026
Ito Yokado Co Ltd ADR                        14,810        877,493        14,712       871,686        29,104     1,724,412
Japan Air Lines Co ADR                       91,775        481,819        90,874       477,089       180,587       948,082
Kirin Brewery Co ADR                         14,466      1,669,015        14,380     1,659,093        28,452     3,282,470
Kubota Corp ADR                              13,676        659,867        13,585       655,476        26,860     1,295,995
Kyocera Corp ADR                              7,252        345,830         7,260       346,211        14,454       689,275
Makita Corp ADR                              12,909        127,476        12,897       127,358        25,633       253,126
Matsushita Corp ADR                           2,561        421,124         2,521       414,547         4,966       816,597
Mitsubishi Corp ADR                          42,918        462,999        42,450       457,951        84,290       909,321
Mitsui & Co Ltd ADR                           5,822        631,687         5,734       622,139        11,395     1,236,357
NEC Corp ADR                                 11,010        549,124        10,914       544,336        21,549     1,074,756
Nippon Telegraph & Telegraph ADR             16,440        666,848        16,358       663,521        32,374     1,313,170
Nissan Motor Co Ltd ADR                      34,054        260,728        33,799       258,775        67,357       515,705
Pioneer Electronics ADR                      20,694        381,546        20,537       378,651        40,856       753,283
Ricoh Co Ltd ADR                              6,359        280,836         5,625       248,420        12,383       546,877
Sony Corp ADR                                 4,350        324,891         4,233       316,152         8,466       632,304
Tokio Marine & Fire Insurance ADR            34,186      1,833,224        33,869     1,816,225        67,208     3,604,029
Toyota Motor Corp ADR                        20,581      1,075,357        20,469     1,069,505        40,544     2,118,424
                                                       -----------                 -----------                 -----------
TOTAL JAPANESE STOCKS
               - VALUE                                 $13,055,450                 $12,913,019                 $25,668,025
               -  COST                                 $13,881,410                 $13,794,860                 $26,903,725

LifePath Funds                                   LifePath Master Portfolios - February 28, 1999
-----------------------------------------------------------------------------------------------

                                                     LifePath 2000                LifePath 2010
                                            ----------------------      -----------------------
                                             Shares          Value       Shares           Value
-----------------------------------------------------------------------------------------------
WARRANTS
Percent of Net Assets                                         0.00%                        0.00%
Edison Brothers Stores Inc (09/25/05)*           --    $        --           --    $         --
Golden State Bancorp (01/01/01)*                200          1,006          500           2,531
Marvel Enterprises Inc Class A (10/02/02)*       --             --            5              --
Marvel Enterprises Inc Class C (10/02/01)*       --             --            3              --
Marvel Enterprises Inc Class B (10/02/01)*       --             --            9              --
Morrison Knudsen Corp (03/11/03)*                 4             15           17              64
Petrofina SA (Spain) (08/05/03)*                 --             --          100             888
                                                       -----------                 ------------
TOTAL WARRANTS
         - VALUE                                       $     1,021                 $      3,483
         - COST                                        $     1,154                 $      2,258

RIGHTS
Percent of Net Assets                                         0.00%                        0.00%
MEMC Electronic Materials Inc *                 300    $        --          264    $         --
                                                       -----------                 ------------
TOTAL RIGHTS
     - VALUE                                           $        --                 $         --
     - COST                                            $        --                 $         --

TOTAL COMMON STOCKS
              - VALUE                                  $24,095,120                 $109,664,322
              - COST                                   $18,265,855                 $ 76,786,629



LifePath Master Portfolios - February 28, 1999                                                                    LifePath Funds
--------------------------------------------------------------------------------------------------------------------------------

                                                       LifePath 2020                 LifePath 2030                 LifePath 2040
                                             -----------------------        ----------------------        ----------------------
                                              Shares           Value         Shares          Value         Shares          Value
--------------------------------------------------------------------------------------------------------------------------------
WARRANTS
Percent of Net Assets                                           0.00%                         0.00%                         0.00%
Edison Brothers Stores Inc (09/25/05)*            16    $          5             --   $         --             --   $         --
Golden State Bancorp (01/01/01)*                 800           4,025            900          4,556          1,900          9,559
Marvel Enterprises Inc Class A (10/02/02)*        39              --              5             --             16             --
Marvel Enterprises Inc Class C (10/02/01)*        25              --              3             --             10             --
Marvel Enterprises Inc Class B (10/02/01)*        66               1              9             --             28             --
Morrison Knudsen Corp (03/11/03)*                 27             101             25             94             42            158
Petrofina SA (Spain) (08/05/03)*                 100             888            100            888            200          1,775
                                                        ------------                  ------------                  ------------
TOTAL WARRANTS
         - VALUE                                        $      5,020                  $      5,538                  $     11,492
         - COST                                         $      9,202                  $      4,846                  $      7,982

RIGHTS
Percent of Net Assets                                           0.00%                         0.00%                         0.00%
MEMC Electronic Materials Inc *                  351    $         --            357   $         --            707   $         --
                                                        ------------                  ------------                  ------------
TOTAL RIGHTS
     - VALUE                                            $         --                  $         --                  $         --
     - COST                                             $         --                  $         --                  $         --

TOTAL COMMON STOCKS
              - VALUE                                   $244,592,651                  $226,659,217                  $480,714,636
              - COST                                    $166,717,305                  $156,199,345                  $355,254,371



LifePath Funds                                 LifePath Master Portfolios - February 28, 1999
---------------------------------------------------------------------------------------------

                                                  LifePath 2000                 LifePath 2010
                                         ----------------------        ----------------------
                                          Shares          Value         Shares          Value
---------------------------------------------------------------------------------------------
LONG-TERM
GOVERNMENT BONDS

Percent of Net Assets                                     10.23%                         6.12%
U.S. Treasury Bonds, 6.00%-13.75%,
   02/15/01-11/15/28                 $ 9,800,000    $11,939,748    $12,350,000    $14,912,827
                                                    -----------                   -----------
TOTAL LONG-TERM GOVERNMENT
BONDS
                      - VALUE                       $11,939,748                   $14,912,827
                      -  COST                       $12,054,628                   $15,066,890

INTERMEDIATE-TERM
GOVERNMENT BONDS

Percent of Net Assets                                     44.66%                        36.89%
U.S. Treasury Notes, 4.00%-8.75%,
   03/31/00-11/15/08                 $50,650,000    $52,141,836    $86,870,000    $89,839,897
                                                    -----------                   -----------
TOTAL INTERMEDIATE-TERM
GOVERNMENT BONDS
                 - VALUE                            $52,141,836                   $89,839,897
                 -  COST                            $51,684,430                   $89,030,801


LifePath Master Portfolios - February 28, 1999                                                            LifePath Funds
------------------------------------------------------------------------------------------------------------------------

                                                   LifePath 2020               LifePath 2030               LifePath 2040
                                          ----------------------       ---------------------       ---------------------
                                           Shares          Value        Shares         Value        Shares         Value
------------------------------------------------------------------------------------------------------------------------
LONG-TERM
GOVERNMENT BONDS

Percent of Net Assets                                       5.19%                      12.69%                       1.71%
U.S. Treasury Bonds, 6.00%-13.75%,
   02/15/01-11/15/28                  $15,700,000    $19,020,254   $28,240,000   $35,134,246   $ 6,400,000   $ 8,431,605
                                                     -----------                 -----------                 -----------

TOTAL LONG-TERM GOVERNMENT
BONDS
                      - VALUE                        $19,020,254                 $35,134,246                 $ 8,431,605
                      -  COST                        $18,674,330                 $33,690,726                 $ 8,846,945

INTERMEDIATE-TERM
GOVERNMENT BONDS

Percent of Net Assets                                      21.10%                       1.86%                       0.00%
U.S. Treasury Notes, 4.00%-8.75%,
   03/31/00-11/15/08                  $74,555,000    $77,275,058   $ 5,000,000   $ 5,165,321   $        --   $        --
                                                     -----------                 -----------                 -----------

TOTAL INTERMEDIATE-TERM
GOVERNMENT BONDS
                 - VALUE                             $77,275,058                 $ 5,165,321                 $        --
                 -  COST                             $76,868,767                 $ 5,265,683                 $        --


LifePath Funds                                                  LifePath Master Portfolios - February 28, 1999
--------------------------------------------------------------------------------------------------------------

                                                             LifePath 2000                       LifePath 2010
                                            ------------------------------      ------------------------------
                                              Principal/                          Principal/
                                                  Shares             Value            Shares             Value
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS
Percent of Net Assets                                                22.92%                              10.23%
 U.S. Treasury Bills, 4.30% - 4.45%**
 04/01/99-05/13/99                            26,864,000     $  26,754,965        25,023,000     $  24,918,853
                                                             -------------                       -------------
TOTAL U.S. TREASURY BILLS
             - VALUE                                         $  26,754,965                       $  24,918,853
             - COST                                          $  26,755,729                       $  24,919,688

CASH EQUIVALENTS
Percent of Net Assets                                                 7.60%                               8.75%
Dreyfus Institutional Money Market Fund#         775,364     $     775,364         1,010,585     $   1,010,585
Janus Institutional Money Market Fund#         3,100,000         3,100,000         9,300,000         9,300,000
Merrimac Cash Fund - Premium Class #           5,000,000         5,000,000        11,000,000        11,000,000
                                                             -------------                       -------------
TOTAL CASH EQUIVALENTS
            - VALUE                                          $   8,875,364                       $  21,310,585
            - COST                                           $   8,875,364                       $  21,310,585

TOTAL INVESTMENTS IN SECURITIES
 (Notes 1 and 3)
                    - VALUE                                  $ 123,807,033                       $ 260,646,485
                    - COST##                                 $ 117,636,006                       $ 227,114,593
                                                             -------------                       -------------
 TOTAL INVESTMENTS IN SECURITIES                  106.05%    $ 123,807,033            107.02%    $ 260,646,485
 Other Assets and Liabilities, Net                 (6.05)%      (7,066,623)            (7.02)%     (17,085,423)
                                                ---------    -------------          ---------    -------------
 TOTAL NET ASSETS                                 100.00%    $ 116,740,410            100.00%    $ 243,561,062
                                                =========    =============          =========    =============
--------------------------------------------------------------------------------------------------------------

*  Non-income earning securities
# Represent investment of collateral received from securities lending transactions (see Note 4 of the notes to the financial statements)
** Yield to maturity

## Cost for federal income tax purposes is:                  $ 117,642,542                       $ 227,165,080

   Net unrealized appreciation consists of:
   Gross Unrealized Appreciation                                 8,302,397                          38,682,689
   Gross Unrealized Depreciation                                (2,137,906)                         (5,201,284)
                                                             -------------                       -------------
   Net Unrealized Appreciation                               $   6,164,491                       $  33,481,405
                                                             =============                       =============

   The accompanying notes are an integral part of these financial statements.

LifePath Master Portfolios - February 28, 1999                                                                      LifePath Funds
----------------------------------------------------------------------------------------------------------------------------------

                                                         LifePath 2020                 LifePath 2030                 LifePath 2040
                                           ---------------------------   ---------------------------   ---------------------------
                                           Principal/                    Principal/                    Principal/
                                               Shares            Value       Shares            Value       Shares            Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS
Percent of Net Assets                                             5.95%                         2.99%                         0.74%
 U.S. Treasury Bills, 4.30% - 4.45%**
 04/01/99-05/13/99                         21,868,000    $  21,772,205    8,305,000    $   8,266,625    3,688,000    $   3,666,849
                                                         -------------                 -------------                 -------------
TOTAL U.S. TREASURY BILLS
             - VALUE                                     $  21,772,205                 $   8,266,625                 $   3,666,849
             - COST                                      $  21,773,013                 $   8,266,782                 $   3,666,671

CASH EQUIVALENTS
Percent of Net Assets                                             8.31%                         6.63%                         9.05%
Dreyfus Institutional Money Market Fund#       33,039    $      33,039    1,147,440    $   1,147,440      922,675    $     922,675
Janus Institutional Money Market Fund#     12,900,000       12,900,000    4,700,000        4,700,000   20,100,000       20,100,000
Merrimac Cash Fund - Premium Class #       17,500,000       17,500,000   12,500,000       12,500,000   23,500,000       23,500,000
                                                         -------------                 -------------                 -------------
TOTAL CASH EQUIVALENTS
            - VALUE                                      $  30,433,039                 $  18,347,440                 $  44,522,675
            - COST                                       $  30,433,039                 $  18,347,440                 $  44,522,675

TOTAL INVESTMENTS IN SECURITIES
 (Notes 1 and 3)
                    - VALUE                              $ 393,093,207                 $ 293,572,849                 $ 537,335,765
                    - COST##                             $ 314,466,454                 $ 221,769,976                 $ 412,290,662
                                                         -------------                 -------------                 -------------
 TOTAL INVESTMENTS IN SECURITIES               107.35%   $ 393,093,207       106.05%   $ 293,572,849       109.10%   $ 537,335,765
 Other Assets and Liabilities, Net              (7.35)%    (26,929,574)       (6.05)%    (16,742,431)       (9.10)%    (44,816,880)
                                           ----------    -------------   ----------    -------------   ----------    -------------
 TOTAL NET ASSETS                              100.00%   $ 366,163,633       100.00%   $ 276,830,418       100.00%   $ 492,518,885
                                           ==========    =============   ==========    =============   ==========    =============
----------------------------------------------------------------------------------------------------------------------------------


*  Non-income earning securities
# Represent investment of collateral received from securities lending transactions (see Note 4 of the notes to the financial statements)
** Yield to maturity

## Cost for federal income tax purposes is:              $ 315,139,476                 $ 221,836,741                 $ 414,678,012

   Net unrealized appreciation consists of:
   Gross Unrealized Appreciation                            88,286,197                    81,422,945                   144,148,706
   Gross Unrealized Depreciation                           (10,332,466)                   (9,686,837)                  (21,490,953)
                                                         -------------                 -------------                 -------------
   Net Unrealized Appreciation                           $  77,953,731                 $  71,736,108                 $ 122,657,753
                                                         =============                 =============                 =============

LifePath Funds         Statement of Assets and Liabilities - February 28, 1999
------------------------------------------------------------------------------
                                                      LifePath        LifePath
                                                          2000            2010
                                                        Master          Master
                                                     Portfolio       Portfolio
------------------------------------------------------------------------------
ASSETS
Investments:
 In securities, at market value
    (see cost below) (Note 1)                     $123,807,033    $260,646,485
 Cash                                                      753             575
Receivables:
 Investment securities sold                            892,310       2,682,375
 Dividends and interest                                958,274       1,693,284
Total Assets                                       125,658,370     265,022,719
LIABILITIES
Payables:
 Investment securities purchased                             0               0
 Collateral for securities loaned (Note 4)           8,875,364      21,310,585
 Due to BGI (Note 2)                                    42,596         151,072
Total Liabilities                                    8,917,960      21,461,657
TOTAL NET ASSETS                                  $116,740,410    $243,561,062
INVESTMENTS AT COST                               $117,636,006    $227,114,593
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of Assets and Liabilities - February 28, 1999                         LifePath Funds
-----------------------------------------------------------------------------------------------

                                                       LifePath        LifePath        LifePath
                                                           2020            2030            2040
                                                         Master          Master          Master
                                                      Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------------------------
ASSETS
Investments:
 In securities, at market value
    (see cost below) (Note 1)                      $393,093,207    $293,572,849    $537,335,765
 Cash                                                       962               0              41
Receivables:
 Investment securities sold                           3,078,562       1,886,222       1,985,377
 Dividends and interest                               1,658,382         712,594         781,689
Total Assets                                        397,831,113     296,171,665     540,102,872
LIABILITIES
Payables:
 Investment securities purchased                      1,017,111         813,185       2,735,423
 Collateral for securities loaned (Note 4)           30,433,039      18,347,440      44,522,675
 Due to BGI (Note 2)                                    217,330         180,622         325,889
Total Liabilities                                    31,667,480      19,341,247      47,583,987
TOTAL NET ASSETS                                   $366,163,633    $276,830,418    $492,518,885
INVESTMENTS AT COST                                $314,466,454    $221,769,976    $412,290,662
-----------------------------------------------------------------------------------------------


LifePath Funds               Statement of Operations For the Year Ended February 28, 1999
-----------------------------------------------------------------------------------------

                                                          LifePath 2000     LifePath 2010
                                                       Master Portfolio  Master Portfolio
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends+                                                 $   414,888       $ 1,679,143
 Interest++                                                   4,757,899         6,605,799
Total Investment Income                                       5,172,787         8,284,942
EXPENSES (NOTE 2)
 Advisory Fees                                                  630,133         1,236,989
Total Expenses                                                  630,133         1,236,989
NET INVESTMENT INCOME                                         4,542,654         7,047,953
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on sale of investments              4,718,618        13,218,840
 Net change in unrealized appreciation
     (depreciation) of investments                           (1,372,957)        2,322,667
  Net Gain (Loss) on Investments                              3,345,661        15,541,507
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $ 7,888,315       $22,589,460
-----------------------------------------------------------------------------------------
+  Net of foreign withholding tax of:                       $     1,566       $     3,647
++ Interest income includes securities lending income of:   $    23,722       $    62,981

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the Year Ended February 28, 1999                                     LifePath Funds
---------------------------------------------------------------------------------------------------------------

                                                          LifePath 2020       LifePath 2030       LifePath 2040
                                                       Master Portfolio    Master Portfolio    Master Portfolio
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends+                                                 $ 3,765,647         $ 3,421,020         $ 6,932,033
 Interest++                                                   6,029,606           2,457,292             559,542
Total Investment Income                                       9,795,253           5,878,312           7,491,575
EXPENSES (NOTE 2)
 Advisory Fees                                                1,882,147           1,405,948           2,472,170
Total Expenses                                                1,882,147           1,405,948           2,472,170
NET INVESTMENT INCOME                                         7,913,106           4,472,364           5,019,405
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on sale of investments             24,960,119          17,728,114          34,827,042
 Net change in unrealized appreciation
     (depreciation) of investments                            7,187,708          10,724,507          23,947,962
  Net Gain (Loss) on Investments                             32,147,827          28,452,621          58,775,004
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $40,060,933         $32,924,985         $63,794,409
---------------------------------------------------------------------------------------------------------------
+  Net of foreign withholding tax of:                       $     5,470         $     6,903         $     8,607
++ Interest income includes securities lending income of:   $   110,958         $    95,289         $   192,030



LifePath Funds                                          Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------

                                                             LifePath 2000 Master Portfolio
                                                     --------------------------------------

                                                                 For the            For the
                                                              Year Ended         Year Ended
                                                       February 28, 1999  February 28, 1998
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Net investment income                                     $   4,542,654      $   5,325,967
 Net realized gain (loss) on sale of investments               4,718,618          5,800,419
 Net change in unrealized appreciation (depreciation) of
  investments                                                 (1,372,957)         3,089,773
Net increase (decrease) in net assets resulting from
  operations                                                   7,888,315         14,216,159
Net increase (decrease) in net assets resulting from
  beneficial interests transactions                           (7,346,906)       (29,290,156)
Increase (decrease) in Net Assets                                541,409        (15,073,997)
NET ASSETS:
Beginning net assets                                         116,199,001        131,272,998
Ending net assets                                          $ 116,740,410      $ 116,199,001
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Asstes                                                                                  LifePath Funds
------------------------------------------------------------------------------------------------------------------------------------


                                                             LifePath 2010 Master Portfolio          LifePath 2020 Master Portfolio
                                                      -------------------------------------   --------------------------------------


                                                                For the             For the             For the             For the
                                                             Year Ended          Year Ended          Year Ended          Year Ended
                                                      February 28, 1999   February 28, 1998   February 28, 1999   February 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Net investment income                                    $   7,047,953       $   6,460,247       $   7,913,106       $   7,680,647
 Net realized gain (loss) on sale of investments             13,218,840           9,734,287          24,960,119          16,445,704
 Net change in unrealized appreciation (depreciation) of
  investments                                                 2,322,667          16,696,571           7,187,708          39,706,672
Net increase (decrease) in net assets resulting from
  operations                                                 22,589,460          32,891,105          40,060,933          63,833,023
Net increase (decrease) in net assets resulting from
  beneficial interests transactions                          12,753,903           5,815,674            (168,062)         10,995,106
Increase (decrease) in Net Assets                            35,343,363          38,706,779          39,892,871          74,828,129
NET ASSETS:
Beginning net assets                                        208,217,699         169,510,920         326,270,762         251,442,633
Ending net assets                                         $ 243,561,062       $ 208,217,699       $ 366,163,633       $ 326,270,762
-----------------------------------------------------------------------------------------------------------------------------------


LifePath Funds                                        Statement of Changes in Net Assets
----------------------------------------------------------------------------------------

                                                          LifePath 2030 Master Portfolio
                                                   -------------------------------------

                                                             For the             For the
                                                          Year Ended          Year Ended
                                                   February 28, 1999   February 28, 1998
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Net investment income                                  $   4,472,364       $   4,066,385
Net realized gain (loss) on investments                   17,728,114           9,255,193
Net realized gain (loss) on sale of futures
  contracts                                                        0                   0
Net change in unrealized appreciation
  (depreciation) of investments                           10,724,507          35,383,133
Net change in unrealized appreciation
  (depreciation) of futures contracts                              0                   0
Net increase (decrease) in net assets resulting from
  operations                                              32,924,985          48,704,711
Net increase (decrease) in net assets resulting from
  beneficial interests transactions                       10,295,060          26,100,829
Net Increase (decrease) in Net Assets                     43,220,045          74,805,540
NET ASSETS:
Beginning net assets                                     233,610,373         158,804,833
Ending net assets                                      $ 276,830,418       $ 233,610,373
----------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.


Statements of Changes in Net Assets                                       LifePath Funds
----------------------------------------------------------------------------------------

                                                          LifePath 2040 Master Portfolio
                                                    ------------------------------------
                                                              For the            For the
                                                           Year Ended         Year Ended
                                                    February 28, 1999  February 28, 1998
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Net investment income                                   $   5,019,405      $   4,675,068
Net realized gain (loss) on investments                    34,827,042         26,394,931
Net realized gain (loss) on sale of futures
  contracts                                                         0                  0
Net change in unrealized appreciation
  (depreciation) of investments                            23,947,962         58,037,494
Net change in unrealized appreciation
  (depreciation) of futures contracts                               0            (52,500)
Net increase (decrease) in net assets resulting from
  operations                                               63,794,409         89,054,993
Net increase (decrease) in net assets resulting from
  beneficial interests transactions                        23,995,369         57,589,386
Net Increase (decrease) in Net Assets                      87,789,778        146,644,379
NET ASSETS:
Beginning net assets                                      404,729,107        258,084,728
Ending net assets                                       $ 492,518,885      $ 404,729,107
----------------------------------------------------------------------------------------

LifePath Funds                                 Notes to the Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Organization

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993, as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond Index, Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements contain the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios.

   The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

   Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Other debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Notes to the Financial Statements                                 LifePath Funds
--------------------------------------------------------------------------------

Security Transactions and Income Recognition

   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Federal Income Taxes

   Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio is allocated its share of the partnership's income and capital gains. The determination of such share will be made in accordance with the applicable sections of the Code.

   It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

Futures Contracts

   The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government

LifePath Funds                                 Notes to the Financial Statements
--------------------------------------------------------------------------------

obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1999, the Master Portfolios had no open futures contracts outstanding.

Repurchase Agreements

   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. There were no repurchase agreements owned by the Master Portfolios as of February 28, 1999.

2. Agreements and Other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

   Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of each Master Portfolio.

   Stephens Inc. ("Stephens"), is the co-administrator, and placement agent for the Master Portfolios.

   Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial interests.

Notes to the Financial Statements                                 LifePath Funds
--------------------------------------------------------------------------------

3.  Investment Portfolio Transactions

    Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1999, are as follows:

                       LifePath      LifePath      LifePath      LifePath      LifePath
Aggregate                  2000          2010          2020          2030          2040
Purchases                Master        Master        Master        Master        Master
and Sales of:         Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
---------------------------------------------------------------------------------------
U.S. Government
  Obligations
Purchases at cost   $52,774,360   $81,554,989   $89,496,463   $24,870,357   $14,257,406
Sales proceeds       47,552,808    50,708,717    64,163,875    12,715,369     5,390,719
---------------------------------------------------------------------------------------
Other Securities:
Purchases at cost   $ 3,970,669   $20,912,005   $37,609,060   $34,256,043   $99,989,169
Sales proceeds       10,374,853    26,837,634    52,187,649    34,800,472    80,635,558

4.   Portfolio Securities Loaned

   As of February 28, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                  Securities         Collateral
--------------------------------------------------------------------------------
LifePath 2000 Master Portfolio                     8,630,087          8,875,364
--------------------------------------------------------------------------------
LifePath 2010 Master Portfolio                    20,553,970         21,310,585
--------------------------------------------------------------------------------
LifePath 2020 Master Portfolio                    29,389,992         30,433,039
--------------------------------------------------------------------------------
LifePath 2030 Master Portfolio                    17,703,645         18,347,440
--------------------------------------------------------------------------------
LifePath 2040 Master Portfolio                    42,933,747         44,522,675

LifePath Funds                                 Notes to the Financial Statements
--------------------------------------------------------------------------------

  5.  Financial Highlights

     The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:


                                        LifePath       LifePath       LifePath       LifePath       LifePath
                                            2000           2010           2020           2030           2040
                                          Master         Master         Master         Master         Master
Portfolio Turnover                     Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------
For the Year Ended February 28, 1999          66%            38%            36%            19%            19%
For the Year Ended February 28, 1998          39%            46%            41%            27%            34%
For the Year Ended February 28, 1997         108%            73%            61%            42%            48%
For the Year Ended February 29, 1996          84%            39%            49%            39%            29%
For the Year Ended February 28, 1995          17%            24%            28%            40%             5%

Independent Auditors' Report                                     Life Path Funds
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees

Master Investment Portfolio:

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (five of the portfolios comprising Master Investment Portfolio) as of February 28, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1999, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP


San Francisco, California
April 2, 1999

LifePath Funds                    LifePath Master Portfolios - February 28, 1999
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Wells Fargo Bank, N.A. provides investment advisory services, shareholder services, and/or certain other services for the Stagecoach Funds. Barclays Global Fund Advisors ("BGFA") provides investment advisory and sub-advisory services to certain Stagecoach Funds. Each of the Stagecoach LifePath Funds invest in a master portfolio which in turn invests in individual securities. LifePath is a registered trademark of Barclays Global Investors, N.A. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo Bank, N.A. and BGFA are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or proceeded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

(C)Stagecoach Funds

STAGECOACH FUNDS(R)
P.O. Box 7066
San Francisco, Ca. 94120-7066


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